NATIONWIDE

VL SEPARATE

ACCOUNT-G

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VL Separate Account-G:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-G (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NW VL SEPARATE ACCOUNT G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:

Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
5,763 shares (cost $67,659)	$67,657
VP Inflation Protection Fund - Class I (ACVIP1)
402,848 shares (cost $4,454,084)	4,201,704
Global Allocation V.I. Fund - Class I (BRVGA1)
333,468 shares (cost $5,694,204)	5,412,181
Global Allocation V.I. Fund - Class II (MLVGA2)
179,767 shares (cost $2,877,326)	2,908,632
VIP Small Cap Value Series: Service Class (DWVSVS)
12,783 shares (cost $503,076)	512,331
VA Global Bond Portfolio (DFVGB)
340,550 shares (cost $3,690,848)	3,647,289
VA International Small Portfolio (DFVIS)
412,970 shares (cost $4,889,110)	4,567,446
VA International Value Portfolio (DFVIV)
376,499 shares (cost $4,755,322)	4,416,335
VA Short-Term Fixed Portfolio (DFVSTF)
375,521 shares (cost $3,834,946)	3,822,806
VA U.S. Large Value Portfolio (DFVULV)
268,450 shares (cost $5,979,609)	6,166,300
VA U.S. Targeted Value Portfolio (DFVUTV)
238,457 shares (cost $4,175,146)	4,351,831
Stock Index Fund, Inc. - Initial Shares (DSIF)
249,892 shares (cost $8,720,094)	11,242,654
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
131,373 shares (cost $2,111,146)	2,165,031
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
76,528 shares (cost $590,254)	571,662
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
175,131 shares (cost $3,361,410)	3,250,430
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2,160 shares (cost $24,961)	25,526
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
25,693 shares (cost $110,658)	148,507
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
38,789 shares (cost $493,159)	477,100
Forty Portfolio: Service Shares (JACAS)
71,558 shares (cost $2,651,399)	2,805,781
Global Technology Portfolio: Service Shares (JAGTS)
115,613 shares (cost $868,748)	989,648
Overseas Portfolio: Service Shares (JAIGS)
94,144 shares (cost $3,535,786)	2,970,251
M Large Cap Value Fund (MFBOV)
79,416 shares (cost $1,049,243)	1,061,000
M Capital Appreciation Fund (MFFCA)
30,176 shares (cost $835,583)	911,915
M International Equity Fund (MFBIE)
63,725 shares (cost $746,335)	760,234
M Large Cap Growth Fund (MFTCG)
46,507 shares (cost $1,020,260)	1,113,833
Investors Growth Stock Series - Initial Class (MIGIC)
616 shares (cost $9,465)	9,881

(Continued)

NW VL SEPARATE ACCOUNT G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
220,227 shares (cost $4,683,691)	$4,785,539
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
45,371 shares (cost $881,581)	740,451
Value Series - Initial Class (MVFIC)
353,660 shares (cost $5,748,621)	7,193,437
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
4,615 shares (cost $75,172)	98,942
Core Plus Fixed Income Portfolio - Class I (MSVFI)
15,400 shares (cost $162,374)	164,472
NVIT International Index Fund Class I (NVIX)
17,978 shares (cost $175,828)	162,161
NVIT Bond Index Fund Class I (NVBX)
8,569 shares (cost $92,453)	91,598
NVIT Cardinal Managed Growth Class I (NCPG)
57,660 shares (cost $627,787)	599,089
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
6,606 shares (cost $70,708)	68,704
NVIT Investor Destinations Managed Growth Class I (IDPG)
18,177 shares (cost $195,818)	193,045
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
28,103 shares (cost $300,122)	297,609
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
121,899 shares (cost $2,186,121)	2,335,583
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
464,426 shares (cost $9,561,234)	11,564,218
American Funds NVIT Bond Fund - Class II (GVABD2)
59,123 shares (cost $677,906)	681,687
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
91,045 shares (cost $2,257,205)	2,802,375
American Funds NVIT Growth Fund - Class II (GVAGR2)
66,161 shares (cost $4,418,688)	5,560,846
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
33,478 shares (cost $1,386,987)	1,976,214
Federated NVIT High Income Bond Fund - Class I (HIBF)
494,772 shares (cost $3,432,307)	3,290,236
NVIT Emerging Markets Fund - Class I (GEM)
608,377 shares (cost $6,998,925)	6,698,228
NVIT International Equity Fund - Class I (GIG)
57,764 shares (cost $621,257)	594,965
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
18,852 shares (cost $160,860)	192,665
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
71,482 shares (cost $726,520)	725,546
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
108,113 shares (cost $1,377,912)	1,784,951
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
715,297 shares (cost $7,112,976)	7,796,742
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
474,222 shares (cost $5,234,747)	5,629,015
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
731,773 shares (cost $8,086,213)	8,839,822
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
188,225 shares (cost $2,020,111)	2,004,598
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
1,306,500 shares (cost $14,326,377)	15,717,197

(Continued)

NW VL SEPARATE ACCOUNT G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
1,926,745 shares (cost $20,531,433)	$21,425,406
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
225,974 shares (cost $2,470,018)	2,589,666
NVIT Core Bond Fund - Class I (NVCBD1)
141,189 shares (cost $1,549,250)	1,541,787
NVIT Core Plus Bond Fund - Class I (NVLCP1)
130,728 shares (cost $1,503,281)	1,496,832
NVIT Nationwide Fund - Class I (TRF)
56,363 shares (cost $516,101)	824,025
NVIT Government Bond Fund - Class I (GBF)
121,030 shares (cost $1,366,427)	1,339,805
American Century NVIT Growth Fund - Class I (CAF)
72,025 shares (cost $1,471,127)	1,606,875
NVIT International Index Fund - Class II (GVIX2)
322,637 shares (cost $3,159,904)	2,903,735
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
261,658 shares (cost $2,500,269)	3,383,232
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
55,192 shares (cost $737,695)	853,818
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
124,695 shares (cost $1,779,814)	2,222,070
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
96,008 shares (cost $991,506)	1,001,365
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
596,439 shares (cost $6,427,708)	7,968,428
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
838,569 shares (cost $8,829,653)	11,630,948
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
82,215 shares (cost $878,533)	978,363
NVIT Mid Cap Index Fund - Class I (MCIF)
197,713 shares (cost $4,471,459)	4,960,627
NVIT Money Market Fund - Class I (SAM)
2,478,552 shares (cost $2,478,552)	2,478,552
NVIT Money Market Fund - Class V (SAM5)
7,120,396 shares (cost $7,120,396)	7,120,396
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
125,543 shares (cost $1,510,382)	1,392,270
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
121,221 shares (cost $1,354,790)	1,221,912
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
185,892 shares (cost $2,129,304)	2,496,533
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
105,870 shares (cost $1,173,198)	1,248,212
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
172,051 shares (cost $1,851,074)	2,164,396
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
55,284 shares (cost $692,241)	652,905
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
53,254 shares (cost $633,787)	630,523
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
53,015 shares (cost $1,039,435)	1,112,254
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
65,177 shares (cost $875,168)	1,033,712
NVIT Multi-Manager Small Company Fund - Class I (SCF)
64,002 shares (cost $1,352,990)	1,500,837

(Continued)

NW VL SEPARATE ACCOUNT G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Multi-Sector Bond Fund - Class I (MSBF)
109,007 shares (cost $992,571)	$994,144
NVIT Short Term Bond Fund - Class I (NVSTB1)
32,241 shares (cost $339,232)	335,624
NVIT Short Term Bond Fund - Class II (NVSTB2)
6,591 shares (cost $68,697)	68,344
NVIT Large Cap Growth Fund - Class I (NVOLG1)
255,543 shares (cost $4,631,966)	5,811,042
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
468,942 shares (cost $5,649,840)	6,039,979
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
190,502 shares (cost $2,847,890)	2,941,344
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
169,339 shares (cost $2,827,443)	3,009,149
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
165,095 shares (cost $1,750,700)	1,716,988
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
912,916 shares (cost $11,087,078)	12,160,045
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
1,577,254 shares (cost $19,961,037)	21,781,875
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
75,126 shares (cost $883,056)	890,238
Templeton NVIT International Value Fund - Class III (NVTIV3)
68,300 shares (cost $838,427)	828,473
Invesco NVIT Comstock Value Fund - Class I (EIF)
96,615 shares (cost $1,193,118)	1,605,744
NVIT Real Estate Fund - Class I (NVRE1)
925,651 shares (cost $8,348,472)	7,840,268
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2,452 shares (cost $29,039)	28,495
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
51,260 shares (cost $608,458)	584,878
NVIT Small Cap Index Fund Class II (NVSIX2)
85,974 shares (cost $1,161,895)	1,191,596
NVIT S&P 500 Index Fund Class I (GVEX1)
360,493 shares (cost $4,814,165)	5,158,655
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
45,319 shares (cost $519,344)	529,777
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
62,537 shares (cost $739,270)	732,937
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
36,432 shares (cost $441,054)	435,730
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
136,718 shares (cost $2,747,098)	3,000,961
VP Inflation Protection Fund - Class II (ACVIP2)
59,606 shares (cost $695,184)	619,302
VP Mid Cap Value Fund - Class I (ACVMV1)
143,092 shares (cost $2,176,416)	2,838,955
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
245,813 shares (cost $3,546,951)	4,522,950
Appreciation Portfolio - Initial Shares (DCAP)
29,352 shares (cost $1,252,447)	1,453,200
Quality Bond Fund II - Primary Shares (FQB)
16,074 shares (cost $183,479)	183,569
VIP Energy Portfolio - Service Class 2 (FNRS2)
325,159 shares (cost $6,884,092)	6,623,488

(Continued)

NW VL SEPARATE ACCOUNT G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VIP Equity-Income Portfolio - Service Class (FEIS)
209,278 shares (cost $4,507,589)	$5,060,343
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
107,087 shares (cost $1,232,393)	1,331,086
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
191,463 shares (cost $2,223,905)	2,439,235
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
458,444 shares (cost $4,965,332)	5,955,186
VIP Growth Portfolio - Service Class (FGS)
87,559 shares (cost $4,229,384)	5,544,206
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
324,616 shares (cost $4,135,940)	4,109,642
VIP Mid Cap Portfolio - Service Class (FMCS)
202,784 shares (cost $6,793,820)	7,592,224
VIP Overseas Portfolio - Service Class R (FOSR)
108,180 shares (cost $1,747,094)	2,011,058
VIP Value Strategies Portfolio - Service Class (FVSS)
1,696 shares (cost $15,788)	25,712
Franklin Income Securities Fund - Class 2 (FTVIS2)
52,358 shares (cost $781,178)	837,729
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2,737 shares (cost $59,062)	81,106
Small Cap Value Securities Fund - Class 1 (FTVSVI)
134,324 shares (cost $2,485,854)	3,063,928
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
51,922 shares (cost $513,965)	477,686
Templeton Foreign Securities Fund - Class 2 (TIF2)
40,099 shares (cost $702,013)	603,491
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
108,489 shares (cost $2,029,807)	1,951,715
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
187,544 shares (cost $1,377,978)	1,391,575
Short Duration Bond Portfolio - I Class Shares (AMTB)
62,856 shares (cost $678,909)	670,044
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
1,574 shares (cost $26,991)	28,223
Socially Responsive Portfolio - I Class Shares (AMSRS)
7,823 shares (cost $114,036)	186,823
Global Securities Fund/VA - Non-Service Shares (OVGS)
69,190 shares (cost $2,822,003)	2,733,002
International Growth Fund/VA - Non-Service Shares (OVIG)
20,720 shares (cost $48,537)	47,864
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
68,521 shares (cost $1,879,651)	2,302,987
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
62,709 shares (cost $1,412,953)	1,665,554
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
88,971 shares (cost $481,884)	471,547
All Asset Portfolio - Administrative Class (PMVAAA)
45,267 shares (cost $496,998)	468,963
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
23,420 shares (cost $128,402)	113,824
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
87,154 shares (cost $1,001,979)	917,735
Low Duration Portfolio - Administrative Class (PMVLDA)
369,467 shares (cost $3,945,226)	3,908,959

(Continued)

NW VL SEPARATE ACCOUNT G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Total Return Portfolio - Administrative Class (PMVTRA)
296,928 shares (cost $3,309,209)	$3,325,589
VI American Franchise Fund - Series I Shares (ACEG)
587 shares (cost $22,710)	32,191
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
11,971 shares (cost $164,529)	168,310
Variable Fund - Multi-Hedge Strategies (RVARS)
10,111 shares (cost $231,158)	240,736
T. Rowe Price Health Sciences Portfolio (TRHSP)
179,179 shares (cost $5,725,760)	6,701,285
Health Sciences Portfolio - II (TRHS2)
44,929 shares (cost $1,063,212)	1,628,691
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
85,772 shares (cost $2,539,657)	2,176,046
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
1,332 shares (cost $7,404)	7,047
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
15,547 shares (cost $86,182)	83,852
Variable Insurance Portfolios - Asset Strategy (WRASP)
985,274 shares (cost $10,618,185)	10,708,259
Variable Insurance Portfolios - Balanced (WRBP)
33,727 shares (cost $321,546)	343,830
Variable Insurance Portfolios - Bond (WRBDP)
144,203 shares (cost $810,923)	770,275
Variable Insurance Portfolios - Core Equity (WRCEP)
48,629 shares (cost $602,455)	689,377
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
75,932 shares (cost $563,584)	686,907
Variable Insurance Portfolios - Energy (WRENG)
42,282 shares (cost $274,016)	275,165
Variable Insurance Portfolios - Global Bond (WRGBP)
11,280 shares (cost $57,987)	56,948
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
116,722 shares (cost $640,664)	551,474
Variable Insurance Portfolios - Growth (WRGP)
55,605 shares (cost $609,463)	671,866
Variable Insurance Portfolios - High Income (WRHIP)
864,599 shares (cost $3,393,434)	3,329,226
Variable Insurance Portfolios - International Growth (WRIP)
57,921 shares (cost $487,674)	512,308
Variable Insurance Portfolios - International Core Equity (WRI2P)
24,735 shares (cost $419,521)	445,158
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2,245 shares (cost $11,022)	11,003
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
10,369 shares (cost $267,611)	277,164
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
158,035 shares (cost $1,591,984)	1,713,815
Variable Insurance Portfolios - Money Market (WRMMP)
245,499 shares (cost $245,499)	245,499
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
153,289 shares (cost $794,865)	878,301
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
58,021 shares (cost $312,950)	321,425
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
504,915 shares (cost $2,684,033)	2,964,255

(Continued)

NW VL SEPARATE ACCOUNT G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
595,778 shares (cost $3,305,579)	$3,655,576
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
71,287 shares (cost $391,259)	413,777
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
28,407 shares (cost $243,332)	272,283
Variable Insurance Portfolios - Science and Technology (WRSTP)
46,420 shares (cost $887,603)	1,161,570
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
33,606 shares (cost $355,746)	408,391
Variable Insurance Portfolios - Small Cap Value (WRSCV)
15,676 shares (cost $253,703)	281,858
Variable Insurance Portfolios - Value (WRVP)
36,017 shares (cost $232,240)	266,052
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
99,443 shares (cost $918,683)	990,448

Total Investments	$448,132,538

Accounts Receivable-Global Technology Portfolio: Service Shares (JAGTS)	2,251
Accounts Receivable-Investors Growth Stock Series - Initial Class (MIGIC)	10
Accounts Receivable-T. Rowe Price Health Sciences Portfolio (TRHSP)	2,387
Accounts Receivable-Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)	2

Accounts Payable-Short Duration Bond Portfolio - I Class Shares (AMTB)	(420)
Accounts Payable-NVIT Government Bond Fund - Class I (GBF)	(418)
Accounts Payable-Core Plus Fixed Income Portfolio - Class I (MSVFI)	(201)
Accounts Payable-NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	(326)
Accounts Payable-Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	(506)
Accounts Payable-NVIT Nationwide Fund - Class I (TRF)	(529)
Accounts Payable-Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	(4)
Other Accounts Payable	(2,845)

$448,131,939

Contract Owners’ Equity:
Accumulation units	448,131,939

Total Contract Owners’ Equity (note 8)	$448,131,939

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	ALVDAA	ACVIP1	BRVGA1	MLVGA2	DWVSVS	DFVGB	DFVIS
Reinvested dividends	$7,250,490	340	53,121	119,126	60,229	137	75,110	94,454

Net investment income (loss)	7,250,490	340	53,121	119,126	60,229	137	75,110	94,454

Realized gain (loss) on investments	11,352,216	906	(25,131)	68,109	16,002	1,039	(1,751)	48,033
Change in unrealized gain (loss) on investments	(16,656,545)	(1,635)	(10,927)	(513,543)	(242,776)	7,150	(8,902)	(515,136)

Net gain (loss) on investments	(5,304,329)	(729)	(36,058)	(445,434)	(226,774)	8,189	(10,653)	(467,103)

Reinvested capital gains	15,346,878	2,353	75,724	408,902	223,355	3,497	5,594	94,592

Net increase (decrease) in contract owners’ equity resulting from operations	$17,293,039	1,964	92,787	82,594	56,810	11,823	70,051	(278,057)

Investment Activity:	DFVIV	DFVSTF	DFVULV	DFVUTV	DSIF	FTVIS1	FTVFA1	FTVGB1
Reinvested dividends	$170,945	7,011	106,798	38,980	178,005	101,613	16,384	140,018

Net investment income (loss)	170,945	7,011	106,798	38,980	178,005	101,613	16,384	140,018

Realized gain (loss) on investments	43,356	(301)	120,452	27,242	304,768	55,446	397	10,188
Change in unrealized gain (loss) on investments	(547,007)	(6,959)	46,274	(141,196)	709,374	(77,901)	(3,641)	(97,166)

Net gain (loss) on investments	(503,651)	(7,260)	166,726	(113,954)	1,014,142	(22,455)	(3,244)	(86,978)

Reinvested capital gains	-	2,110	106,608	206,060	106,950	-	462	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(332,706)	1,861	380,132	131,086	1,299,097	79,158	13,602	53,040

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVGMNS	IVKMG1	IVBRA1	JACAS	JAGTS	JAIGS	MFBOV	MFFCA
Reinvested dividends	$9	-	-	816	-	192,876	12,010	-

Net investment income (loss)	9	-	-	816	-	192,876	12,010	-

Realized gain (loss) on investments	122	6,898	(258)	84,055	44,324	(87,176)	18,588	10,868
Change in unrealized gain (loss) on investments	461	3,416	(16,058)	(674,068)	(15,689)	(739,585)	(59,666)	(8,559)

Net gain (loss) on investments	583	10,314	(16,316)	(590,013)	28,635	(826,761)	(41,078)	2,309

Reinvested capital gains	206	-	16,892	805,568	43,294	237,465	111,188	86,389

Net increase (decrease) in contract owners’ equity resulting from operations	$798	10,314	576	216,371	71,929	(396,420)	82,120	88,698

Investment Activity:	MFBIE	MFTCG	MIGIC	MVIVIC	MNDIC	MVFIC	MVIVSC	MSVFI
Reinvested dividends	$18,366	442	49	84,121	-	101,942	1,894	2,590

Net investment income (loss)	18,366	442	49	84,121	-	101,942	1,894	2,590

Realized gain (loss) on investments	4,238	14,781	2,618	120,498	(17,217)	614,808	4,438	549
Change in unrealized gain (loss) on investments	(74,237)	(50,974)	(1,176)	(148,391)	(182,276)	(237,262)	(5,091)	3,854

Net gain (loss) on investments	(69,999)	(36,193)	1,442	(27,893)	(199,493)	377,546	(653)	4,403

Reinvested capital gains	-	128,124	525	-	157,026	206,258	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(51,633)	92,373	2,016	56,228	(42,467)	685,746	1,241	6,993

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVIX	NVBX	NCPG	NCPGI	IDPG	IDPGI	NVAMV1	GVAAA2
Reinvested dividends	$3,641	1,914	15,761	1,296	1,973	4,628	48,463	102,197

Net investment income (loss)	3,641	1,914	15,761	1,296	1,973	4,628	48,463	102,197

Realized gain (loss) on investments	(1,950)	1	(73)	(42)	9	(16)	235,893	510,057
Change in unrealized gain (loss) on investments	(13,667)	(855)	(28,698)	(2,004)	(2,773)	(2,513)	(274,685)	(109,928)

Net gain (loss) on investments	(15,617)	(854)	(28,771)	(2,046)	(2,764)	(2,529)	(38,792)	400,129

Reinvested capital gains	-	-	8,449	801	149	14	285,781	16,798

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,976)	1,060	(4,561)	51	(642)	2,113	295,452	519,124

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG	NVIE6
Reinvested dividends	$8,238	19,780	23,933	14,636	121,081	55,985	9,997	8,074

Net investment income (loss)	8,238	19,780	23,933	14,636	121,081	55,985	9,997	8,074

Realized gain (loss) on investments	1,463	94,325	163,777	53,868	(1,395)	9,068	241	6,815
Change in unrealized gain (loss) on investments	15,751	(67,740)	195,801	94,921	(142,071)	(300,697)	(26,292)	(15,417)

Net gain (loss) on investments	17,214	26,585	359,578	148,789	(143,466)	(291,629)	(26,051)	(8,602)

Reinvested capital gains	5,860	-	-	16,754	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$31,312	46,365	383,511	180,179	(22,385)	(235,644)	(16,054)	(528)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1
Reinvested dividends	$6,488	15,073	160,637	126,968	219,847	44,458	379,608	521,895

Net investment income (loss)	6,488	15,073	160,637	126,968	219,847	44,458	379,608	521,895

Realized gain (loss) on investments	52,058	244,664	129,606	71,187	240,552	7,610	170,547	243,061
Change in unrealized gain (loss) on investments	(127,232)	(89,774)	(303,775)	(104,108)	(348,236)	(54,130)	(227,787)	(1,524,943)

Net gain (loss) on investments	(75,174)	154,890	(174,169)	(32,921)	(107,684)	(46,520)	(57,240)	(1,281,882)

Reinvested capital gains	113,690	-	340,260	118,915	271,890	55,332	348,548	1,619,287

Net increase (decrease) in contract owners’ equity resulting from operations	$45,004	169,963	326,728	212,962	384,053	53,270	670,916	859,300

Investment Activity:	NVCMC1	NVCBD1	NVLCP1	TRF	GBF	CAF	GVIX2	GVIDA
Reinvested dividends	$61,483	41,485	29,113	9,348	26,017	5,405	56,123	57,075

Net investment income (loss)	61,483	41,485	29,113	9,348	26,017	5,405	56,123	57,075

Realized gain (loss) on investments	20,428	243	(754)	65,515	(44,527)	116,838	8,094	295,153
Change in unrealized gain (loss) on investments	(48,694)	22,678	12,590	17,174	77,495	32,099	(256,170)	(179,201)

Net gain (loss) on investments	(28,266)	22,921	11,836	82,689	32,968	148,937	(248,076)	115,952

Reinvested capital gains	61,914	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$95,131	64,406	40,949	92,037	58,985	154,342	(191,953)	173,027

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$14,499	37,845	18,668	136,099	197,752	17,544	50,593	(1)

Net investment income (loss)	14,499	37,845	18,668	136,099	197,752	17,544	50,593	(1)

Realized gain (loss) on investments	18,786	32,292	10,215	286,918	725,498	10,405	144,225	-
Change in unrealized gain (loss) on investments	2,698	12,031	(17,930)	(11,504)	(335,370)	(1,300)	(65,220)	-

Net gain (loss) on investments	21,484	44,323	(7,715)	275,414	390,128	9,105	79,005	-

Reinvested capital gains	3,159	30,808	31,902	-	-	18,341	236,297	-

Net increase (decrease) in contract owners’ equity resulting from operations	$39,142	112,976	42,855	411,513	587,880	44,990	365,895	(1)

Investment Activity:	SAM5	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV1	NVMMV2
Reinvested dividends	$1	14,722	22,003	11,912	14,683	-	8,963	8,656

Net investment income (loss)	1	14,722	22,003	11,912	14,683	-	8,963	8,656

Realized gain (loss) on investments	-	(1,437)	720	96,350	40,683	143,015	6,157	28,902
Change in unrealized gain (loss) on investments	-	(118,112)	(132,878)	(52,162)	(67,139)	(309,643)	(47,763)	(88,282)

Net gain (loss) on investments	-	(119,549)	(132,158)	44,188	(26,456)	(166,628)	(41,606)	(59,380)

Reinvested capital gains	-	72,365	-	166,259	104,446	247,401	93,200	150,279

Net increase (decrease) in contract owners’ equity resulting from operations	$1	(32,462)	(110,155)	222,359	92,673	80,773	60,557	99,555

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	SCGF	SCVF	SCF	MSBF	NVSTB1	NVSTB2	NVOLG1	NVIDAP
Reinvested dividends	$-	5,375	2,431	30,777	3,730	702	41,471	104,324

Net investment income (loss)	-	5,375	2,431	30,777	3,730	702	41,471	104,324

Realized gain (loss) on investments	50,381	92,957	29,732	12,036	(304)	668	167,156	67,920
Change in unrealized gain (loss) on investments	(159,517)	(127,998)	(232,458)	(7,156)	(2,021)	(528)	(350,781)	50,060

Net gain (loss) on investments	(109,136)	(35,041)	(202,726)	4,880	(2,325)	140	(183,625)	117,980

Reinvested capital gains	145,477	91,945	216,546	-	-	-	585,390	-

Net increase (decrease) in contract owners’ equity resulting from operations	$36,341	62,279	16,251	35,657	1,405	842	443,236	222,304

Investment Activity:	NVDBLP	NVDCAP	NVIDCP	NVIDMP	NVDMAP	NVDMCP	NVTIV3	EIF
Reinvested dividends	$52,405	53,967	33,313	221,116	392,318	16,679	32,610	26,286

Net investment income (loss)	52,405	53,967	33,313	221,116	392,318	16,679	32,610	26,286

Realized gain (loss) on investments	161,937	10,239	3,243	217,862	186,691	1,871	4,981	55,774
Change in unrealized gain (loss) on investments	(121,411)	21,196	(31,145)	73,635	299,527	(3,882)	(142,544)	42,744

Net gain (loss) on investments	40,526	31,435	(27,902)	291,497	486,218	(2,011)	(137,563)	98,518

Reinvested capital gains	9,276	34,443	51,302	-	-	13,612	33,933	-

Net increase (decrease) in contract owners’ equity resulting from operations	$102,207	119,845	56,713	512,613	878,536	28,280	(71,020)	124,804

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVRE1	NVLCAP	NVLMP	NVSIX2	GVEX1	NOTB3	NOTG3	NOTMG3
Reinvested dividends	$209,448	419	8,363	9,720	86,502	4,035	6,730	4,265

Net investment income (loss)	209,448	419	8,363	9,720	86,502	4,035	6,730	4,265

Realized gain (loss) on investments	137,139	1,123	230	3,682	8,398	1,316	2,337	11,233
Change in unrealized gain (loss) on investments	(407,304)	(1,496)	(23,681)	5,203	307,684	2,359	(8,201)	(11,782)

Net gain (loss) on investments	(270,165)	(373)	(23,451)	8,885	316,082	3,675	(5,864)	(549)

Reinvested capital gains	1,654,086	595	6,716	42,368	-	2,859	-	4,372

Net increase (decrease) in contract owners’ equity resulting from operations	$1,593,369	641	(8,372)	60,973	402,584	10,569	866	8,088

Investment Activity:	ALVSVA	ACVIP2	ACVMV1	DVSCS	DCAP	FQB	FNRS2	FEIS
Reinvested dividends	$18,791	8,330	30,257	23,918	25,417	3,709	50,781	137,869

Net investment income (loss)	18,791	8,330	30,257	23,918	25,417	3,709	50,781	137,869

Realized gain (loss) on investments	98,495	(13,957)	123,691	212,706	41,263	(18)	91,789	116,256
Change in unrealized gain (loss) on investments	(186,776)	11,082	74,303	(249,764)	4,030	(134)	(1,203,859)	48,862

Net gain (loss) on investments	(88,281)	(2,875)	197,994	(37,058)	45,293	(152)	(1,112,070)	165,118

Reinvested capital gains	309,949	16,906	161,000	227,152	35,194	-	77,873	66,643

Net increase (decrease) in contract owners’ equity resulting from operations	$240,459	22,361	389,251	214,012	105,904	3,557	(983,416)	369,630

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FF10S	FF20S	FF30S	FGS	FIGBS	FMCS	FOSR	FVSS
Reinvested dividends	$20,396	38,477	86,978	5,072	88,340	12,050	26,747	237

Net investment income (loss)	20,396	38,477	86,978	5,072	88,340	12,050	26,747	237

Realized gain (loss) on investments	10,658	90,834	66,793	330,722	(51,504)	303,025	34,172	290
Change in unrealized gain (loss) on investments	3,991	(63,893)	7,862	113,477	172,937	(47,941)	(237,499)	1,065

Net gain (loss) on investments	14,649	26,941	74,655	444,199	121,433	255,084	(203,327)	1,355

Reinvested capital gains	20,367	40,751	108,607	-	1,602	158,602	505	-

Net increase (decrease) in contract owners’ equity resulting from operations	$55,412	106,169	270,240	449,271	211,375	425,736	(176,075)	1,592

Investment Activity:	FTVIS2	FTVRDI	FTVSVI	FTVDM2	TIF2	FTVGI2	FTVFA2	AMTB
Reinvested dividends	$44,711	829	27,228	8,264	13,788	105,101	39,565	12,054

Net investment income (loss)	44,711	829	27,228	8,264	13,788	105,101	39,565	12,054

Realized gain (loss) on investments	17,161	4,471	258,799	2,062	(4,979)	(6,183)	2,822	(14,417)
Change in unrealized gain (loss) on investments	(20,349)	(609)	(501,099)	(36,279)	(98,523)	(78,092)	(3,892)	6,852

Net gain (loss) on investments	(3,188)	3,862	(242,300)	(34,217)	(103,502)	(84,275)	(1,070)	(7,565)

Reinvested capital gains	-	1,027	236,882	-	-	-	1,207	-

Net increase (decrease) in contract owners’ equity resulting from operations	$41,523	5,718	21,810	(25,953)	(89,714)	20,826	39,702	4,489

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	AMFAS	AMSRS	OVGS	OVIG	OVGI	OVSC	OVSB	PMVAAA
Reinvested dividends	$-	677	27,974	70	13,816	13,209	8,823	24,180

Net investment income (loss)	-	677	27,974	70	13,816	13,209	8,823	24,180

Realized gain (loss) on investments	388	6,881	(2,396)	(1,332)	166,732	175,818	(425)	(3,162)
Change in unrealized gain (loss) on investments	(1,759)	9,968	(89,001)	(673)	(23,537)	(225,201)	(5,863)	(23,451)

Net gain (loss) on investments	(1,371)	16,849	(91,397)	(2,005)	143,195	(49,383)	(6,288)	(26,613)

Reinvested capital gains	2,424	-	114,126	123	33,395	212,219	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,053	17,526	50,703	(1,812)	190,406	176,045	2,535	(2,433)

Investment Activity:	PMVRSA	PMVFBA	PMVLDA	PMVTRA	ACEG	AVMCCI	RVARS	TRHSP
Reinvested dividends	$161	21,036	45,305	63,653	13	57	-	-

Net investment income (loss)	161	21,036	45,305	63,653	13	57	-	-

Realized gain (loss) on investments	(121)	(16,968)	14,355	(31,834)	659	814	117	93,831
Change in unrealized gain (loss) on investments	(14,579)	(4,109)	(26,001)	77,825	1,861	(11,368)	9,100	771,511

Net gain (loss) on investments	(14,700)	(21,077)	(11,646)	45,991	2,520	(10,554)	9,217	865,342

Reinvested capital gains	-	2,776	-	-	-	16,457	-	480,770

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,539)	2,735	33,659	109,644	2,533	5,960	9,217	1,346,112

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	TRHS2	VWHA	WRPMAV	WRPMMV	WRASP	WRBP	WRBDP	WRCEP
Reinvested dividends	$-	1,971	89	439	46,516	2,268	27,716	3,109

Net investment income (loss)	-	1,971	89	439	46,516	2,268	27,716	3,109

Realized gain (loss) on investments	111,142	11,556	(20)	(19)	170,734	1,767	(2,692)	7,222
Change in unrealized gain (loss) on investments	169,975	(526,612)	(357)	(2,330)	(1,995,296)	(3,587)	(16,615)	(37,987)

Net gain (loss) on investments	281,117	(515,056)	(377)	(2,349)	(1,824,562)	(1,820)	(19,307)	(30,765)

Reinvested capital gains	119,484	-	304	1,792	1,232,961	20,386	21,917	87,592

Net increase (decrease) in contract owners’ equity resulting from operations	$400,601	(513,085)	16	(118)	(545,085)	20,834	30,326	59,936

Investment Activity:	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P
Reinvested dividends	$7,398	-	950	-	2,337	136,965	10,057	10,575

Net investment income (loss)	7,398	-	950	-	2,337	136,965	10,057	10,575

Realized gain (loss) on investments	18,511	5,938	329	2,394	15,635	62,560	6,956	12,085
Change in unrealized gain (loss) on investments	(14,846)	(47,433)	(1,681)	(82,524)	(55,378)	(173,298)	(53,632)	(49,025)

Net gain (loss) on investments	3,665	(41,495)	(1,352)	(80,130)	(39,743)	(110,738)	(46,676)	(36,940)

Reinvested capital gains	49,629	9,417	-	-	103,861	20,663	41,009	32,847

Net increase (decrease) in contract owners’ equity resulting from operations	$60,692	(32,078)	(402)	(80,130)	66,455	46,890	4,390	6,482

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	WRLTBP	WRMIC	WRMCG	WRMMP	WRPAP	WRPCP	WRPMP	WRPMAP
Reinvested dividends	$55	-	-	42	6,513	3,311	28,324	32,935

Net investment income (loss)	55	-	-	42	6,513	3,311	28,324	32,935

Realized gain (loss) on investments	(80)	22,062	31,169	-	4,314	4,100	32,826	43,994
Change in unrealized gain (loss) on investments	79	(66,831)	484	-	(29,338)	(15,708)	(138,895)	(146,722)

Net gain (loss) on investments	(1)	(44,769)	31,653	-	(25,024)	(11,608)	(106,069)	(102,728)

Reinvested capital gains	13	37,152	92,112	-	55,691	18,770	193,931	221,624

Net increase (decrease) in contract owners’ equity resulting from operations	$67	(7,617)	123,765	42	37,180	10,473	116,186	151,831

Investment Activity:	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	WFVSCG	OVGS3
Reinvested dividends	$3,627	2,248	-	-	230	2,574	-	-

Net investment income (loss)	3,627	2,248	-	-	230	2,574	-	-

Realized gain (loss) on investments	2,598	12,144	31,793	7,907	5,460	8,779	22,918	511,953
Change in unrealized gain (loss) on investments	(14,877)	32,039	(85,442)	(42,347)	(26,787)	(17,915)	(117,531)	(507,081)

Net gain (loss) on investments	(12,279)	44,183	(53,649)	(34,440)	(21,327)	(9,136)	(94,613)	4,872

Reinvested capital gains	23,496	12,893	86,520	42,124	39,505	31,658	82,009	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,844	59,324	32,871	7,684	18,408	25,096	(12,604)	4,872

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FTVDM3	TIF3	FTVGI3	HIBF3	GEM3	GIG3	GVIX6	NVMIG3
Reinvested dividends	$-	-	-	74,767	26,513	10,629	37,112	14,087

Net investment income (loss)	-	-	-	74,767	26,513	10,629	37,112	14,087

Realized gain (loss) on investments	43,327	200,025	(12,711)	(61,760)	(69,217)	54,238	468,278	250,641
Change in unrealized gain (loss) on investments	(60,649)	(187,779)	31,223	96,735	(106,597)	(54,958)	(484,589)	(252,534)

Net gain (loss) on investments	(17,322)	12,246	18,512	34,975	(175,814)	(720)	(16,311)	(1,893)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,322)	12,246	18,512	109,742	(149,301)	9,909	20,801	12,194

Investment Activity:	GVDIV3
Reinvested dividends	$28,319

Net investment income (loss)	28,319

Realized gain (loss) on investments	240,516
Change in unrealized gain (loss) on investments	(276,130)

Net gain (loss) on investments	(35,614)

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,295)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		ALVDAA		ACVIP1		BRVGA1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$7,250,490	5,085,641	340	86	53,121	33,397	119,126	42,862
Realized gain (loss) on investments	11,352,216	8,157,760	906	491	(25,131)	(2,205)	68,109	30,284
Change in unrealized gain (loss) on investments	(16,656,545)	34,823,710	(1,635)	1,500	(10,927)	(248,668)	(513,543)	181,494
Reinvested capital gains	15,346,878	5,813,968	2,353	84	75,724	56,525	408,902	133,677

Net increase (decrease) in contract owners’ equity resulting from operations	17,293,039	53,881,079	1,964	2,161	92,787	(160,951)	82,594	388,317

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	128,591,992	103,426,012	29,248	22,134	1,815,413	1,356,400	1,731,872	1,462,643
Transfers between funds	-	-	(2,931)	26,225	(19,833)	478,155	148,745	763,351
Surrenders (note 6)	(12,402,629)	(8,064,980)	-	-	(18,890)	(11,851)	(35,153)	(161,370)
Death Benefits (note 4)	(729,856)	(198,439)	-	-	-	-	(725)	(612)
Net policy repayments (loans) (note 5)	(2,280,516)	(3,139,428)	1	(230)	(10,715)	(3,040)	(32,910)	(9,465)
Deductions for surrender charges (note 2d)	(1,897,360)	(1,504,661)	(58)	-	(15,732)	(12,151)	(15,121)	(505)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(32,693,304)	(26,660,105)	(10,089)	(6,668)	(370,530)	(231,173)	(363,955)	(264,646)
Asset charges (note 3)	(1,314,284)	(991,864)	(99)	(77)	(3,037)	(2,492)	(8,265)	(5,390)
Adjustments to maintain reserves	52,518	(166,240)	14	(14)	6	41	11	2

Net equity transactions	77,326,561	62,700,295	16,086	41,370	1,376,682	1,573,889	1,424,499	1,784,008

Net change in contract owners’ equity	94,619,600	116,581,374	18,050	43,531	1,469,469	1,412,938	1,507,093	2,172,325
Contract owners’ equity beginning of period	353,512,339	236,930,965	49,612	6,081	2,732,232	1,319,294	3,905,089	1,732,764

Contract owners’ equity end of period	$448,131,939	353,512,339	67,662	49,612	4,201,701	2,732,232	5,412,182	3,905,089

CHANGES IN UNITS:
Beginning units	23,847,216	18,661,053	4,308	593	284,870	126,254	330,149	168,112
Units purchased	15,252,186	11,005,170	4,175	4,458	203,502	187,139	177,777	192,753
Units redeemed	(9,025,037)	(5,819,007)	(2,858)	(743)	(65,426)	(28,523)	(59,816)	(30,716)

Ending units	30,074,365	23,847,216	5,625	4,308	422,946	284,870	448,110	330,149

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MLVGA2		DWVSVS		DFVGB		DFVIS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$60,229	29,586	137	-	75,110	6,863	94,454	51,344
Realized gain (loss) on investments	16,002	48,030	1,039	22	(1,751)	(1,693)	48,033	27,022
Change in unrealized gain (loss) on investments	(242,776)	250,007	7,150	2,106	(8,902)	(29,879)	(515,136)	184,824
Reinvested capital gains	223,355	105,802	3,497	-	5,594	21,569	94,592	70,151

Net increase (decrease) in contract owners’ equity resulting from operations	56,810	433,425	11,823	2,128	70,051	(3,140)	(278,057)	333,341

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	20,759	22,670	127,998	7,513	2,136,355	1,306,981	2,371,343	1,707,716
Transfers between funds	104,017	(524,522)	368,935	16,173	256,972	272,499	420,794	537,090
Surrenders (note 6)	(52,110)	(498,807)	4	-	(19,665)	(4,055)	(29,212)	(18,547)
Death Benefits (note 4)	(265)	(812)	-	-	-	-	(4,870)	-
Net policy repayments (loans) (note 5)	39,517	(124,059)	(2)	-	(18,221)	(8,641)	(39,979)	(5,963)
Deductions for surrender charges (note 2d)	(15,630)	(16,950)	-	-	(17,041)	(2,876)	(23,426)	(2,960)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(141,758)	(176,852)	(20,547)	(802)	(403,023)	(187,921)	(449,272)	(214,001)
Asset charges (note 3)	(6,349)	(6,576)	(834)	(10)	(333)	(41)	(1,967)	(1,271)
Adjustments to maintain reserves	14	(13)	(52)	3	691	(681)	21,450	(22,123)

Net equity transactions	(51,805)	(1,325,921)	475,502	22,877	1,935,735	1,375,265	2,264,861	1,979,941

Net change in contract owners’ equity	5,005	(892,496)	487,325	25,005	2,005,786	1,372,125	1,986,804	2,313,282
Contract owners’ equity beginning of period	2,903,626	3,796,122	25,005	-	1,641,501	269,376	2,580,630	267,348

Contract owners’ equity end of period	$2,908,631	2,903,626	512,330	25,005	3,647,287	1,641,501	4,567,434	2,580,630

CHANGES IN UNITS:
Beginning units	178,390	267,159	2,026	-	160,180	26,194	193,191	25,432
Units purchased	14,096	3,647	39,022	2,105	232,051	154,124	223,109	194,885
Units redeemed	(17,235)	(92,416)	(1,745)	(79)	(46,302)	(20,138)	(53,406)	(27,126)

Ending units	175,251	178,390	39,303	2,026	345,929	160,180	362,894	193,191

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DFVIV		DFVSTF		DFVULV		DFVUTV
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$170,945	49,322	7,011	4,291	106,798	41,771	38,980	14,639
Realized gain (loss) on investments	43,356	14,346	(301)	(349)	120,452	76,075	27,242	62,523
Change in unrealized gain (loss) on investments	(547,007)	196,684	(6,959)	(4,067)	46,274	136,079	(141,196)	308,938
Reinvested capital gains	-	-	2,110	1,430	106,608	238,897	206,060	-

Net increase (decrease) in contract owners’ equity resulting from operations	(332,706)	260,352	1,861	1,305	380,132	492,822	131,086	386,100

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,547,091	1,556,772	2,279,581	1,383,769	2,449,861	1,838,472	2,120,381	1,379,685
Transfers between funds	531,413	396,733	275,563	335,232	659,543	1,018,570	417,497	488,948
Surrenders (note 6)	(30,126)	(3,819)	(21,559)	(3,651)	(28,437)	(125,630)	(30,493)	(92,458)
Death Benefits (note 4)	(9,602)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(56,188)	(6,841)	(21,423)	(6,521)	(64,599)	(4,149)	(32,346)	(4,689)
Deductions for surrender charges (note 2d)	(23,988)	(3,161)	(18,288)	(3,131)	(22,097)	(2,533)	(26,194)	(2,945)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(454,703)	(219,972)	(426,793)	(199,628)	(438,890)	(201,775)	(414,466)	(194,680)
Asset charges (note 3)	(1,103)	(305)	(198)	(7)	(4,179)	(3,552)	(2,045)	(777)
Adjustments to maintain reserves	22,931	(23,319)	704	(697)	396	(914)	388	(900)

Net equity transactions	2,525,725	1,696,088	2,067,587	1,505,366	2,551,598	2,518,489	2,032,722	1,572,184

Net change in contract owners’ equity	2,193,019	1,956,440	2,069,448	1,506,671	2,931,730	3,011,311	2,163,808	1,958,284
Contract owners’ equity beginning of period	2,223,308	266,868	1,753,354	246,683	3,234,571	223,260	2,188,027	229,743

Contract owners’ equity end of period	$4,416,327	2,223,308	3,822,802	1,753,354	6,166,301	3,234,571	4,351,835	2,188,027

CHANGES IN UNITS:
Beginning units	168,169	24,556	174,278	24,582	210,726	20,482	139,303	21,154
Units purchased	234,882	168,845	254,503	172,290	227,517	217,701	162,998	142,704
Units redeemed	(43,247)	(25,232)	(49,360)	(22,594)	(69,975)	(27,457)	(35,140)	(24,555)

Ending units	359,804	168,169	379,421	174,278	368,268	210,726	267,161	139,303

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DSIF		FTVIS1		FTVFA1		FTVGB1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$178,005	136,579	101,613	89,888	16,384	49,352	140,018	108,233
Realized gain (loss) on investments	304,768	537,904	55,446	10,034	397	1,093	10,188	6,251
Change in unrealized gain (loss) on investments	709,374	1,279,788	(77,901)	81,323	(3,641)	(35,119)	(97,166)	(99,574)
Reinvested capital gains	106,950	78,046	-	-	462	70,616	-	26,842

Net increase (decrease) in contract owners’ equity resulting from operations	1,299,097	2,032,317	79,158	181,245	13,602	85,942	53,040	41,752

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,459,455	1,676,723	512,972	420,869	142,790	144,337	810,604	1,401,945
Transfers between funds	701,839	(592,975)	58,640	98,470	3,615	(20,594)	27,505	(217,783)
Surrenders (note 6)	(188,972)	(95,384)	(15,245)	(1,118)	(809)	(58)	(40,896)	(32,937)
Death Benefits (note 4)	(9,467)	(156)	-	-	-	-	(4,753)	(908)
Net policy repayments (loans) (note 5)	36,759	(49,475)	(5,208)	1,740	(5,124)	(200)	1,196	(6,793)
Deductions for surrender charges (note 2d)	(26,848)	(34,025)	(6,161)	(4,630)	(2,351)	(1,918)	(8,531)	(6,121)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(525,316)	(516,182)	(134,642)	(117,524)	(41,783)	(38,487)	(242,728)	(253,891)
Asset charges (note 3)	(29,920)	(23,366)	(2,382)	(1,165)	(427)	(246)	(8,670)	(9,767)
Adjustments to maintain reserves	18	(102)	44	(5)	5	1	10	(4,715)

Net equity transactions	1,417,548	365,058	408,018	396,637	95,916	82,835	533,737	869,030

Net change in contract owners’ equity	2,716,645	2,397,375	487,176	577,882	109,518	168,777	586,777	910,782
Contract owners’ equity beginning of period	8,526,017	6,128,642	1,677,857	1,099,975	462,144	293,367	2,663,696	1,752,914

Contract owners’ equity end of period	$11,242,662	8,526,017	2,165,033	1,677,857	571,662	462,144	3,250,473	2,663,696

CHANGES IN UNITS:
Beginning units	465,920	442,173	137,679	103,061	34,615	27,278	242,067	162,308
Units purchased	137,668	118,786	58,991	49,370	10,847	13,208	126,531	151,514
Units redeemed	(61,925)	(95,039)	(27,350)	(14,752)	(3,913)	(5,871)	(79,343)	(71,755)

Ending units	541,663	465,920	169,320	137,679	41,549	34,615	289,255	242,067

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVGMNS		IVKMG1		IVBRA1		JACAS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$9	6	-	492	-	-	816	15,278
Realized gain (loss) on investments	122	150	6,898	3,099	(258)	-	84,055	214,539
Change in unrealized gain (loss) on investments	461	80	3,416	34,638	(16,058)	-	(674,068)	456,736
Reinvested capital gains	206	313	-	-	16,892	-	805,568	-

Net increase (decrease) in contract owners’ equity resulting from operations	798	549	10,314	38,229	576	-	216,371	686,553

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	18,189	12,460	18,467	27,413	129,844	-	260,316	326,397
Transfers between funds	1,111	1,847	(5,545)	(1,255)	354,989	-	(16,908)	(489,966)
Surrenders (note 6)	-	-	(685)	(4,222)	-	-	(92,598)	(47,434)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	1	(117)	(6,405)	(5,550)	-	-	(11,873)	(26,108)
Deductions for surrender charges (note 2d)	(227)	-	(685)	(3,503)	-	-	(12,404)	(21,987)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,060)	(2,948)	(10,702)	(11,299)	(7,652)	-	(153,716)	(175,133)
Asset charges (note 3)	(41)	(14)	(413)	(379)	(657)	-	(8,316)	(7,695)
Adjustments to maintain reserves	3	(3)	11	1	4	-	9	12

Net equity transactions	11,976	11,225	(5,957)	1,206	476,528	-	(35,490)	(441,914)

Net change in contract owners’ equity	12,774	11,774	4,357	39,435	477,104	-	180,881	244,639
Contract owners’ equity beginning of period	12,754	980	144,158	104,723	-	-	2,624,894	2,380,255

Contract owners’ equity end of period	$25,528	12,754	148,515	144,158	477,104	-	2,805,775	2,624,894

CHANGES IN UNITS:
Beginning units	1,089	95	10,706	10,656	-	-	139,107	165,102
Units purchased	1,651	1,268	1,793	2,342	47,067	-	15,191	21,634
Units redeemed	(643)	(274)	(2,290)	(2,292)	(811)	-	(17,213)	(47,629)

Ending units	2,097	1,089	10,209	10,706	46,256	-	137,085	139,107

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JAGTS		JAIGS		MFBOV		MFFCA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	192,876	115,997	12,010	14,676	-	-
Realized gain (loss) on investments	44,324	17,337	(87,176)	(132,433)	18,588	46,026	10,868	25,898
Change in unrealized gain (loss) on investments	(15,689)	127,885	(739,585)	510,324	(59,666)	33,562	(8,559)	77,477
Reinvested capital gains	43,294	-	237,465	-	111,188	52,173	86,389	48,634

Net increase (decrease) in contract owners’ equity resulting from operations	71,929	145,222	(396,420)	493,888	82,120	146,437	88,698	152,009

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	388,057	174,233	353,209	460,466	244,554	211,817	148,800	102,459
Transfers between funds	36,200	(63,223)	(462,181)	(645,256)	86,776	66,268	121,125	17,014
Surrenders (note 6)	(21,830)	(9,022)	(130,455)	(71,568)	(2,650)	(30,217)	(1,561)	(15,031)
Death Benefits (note 4)	-	-	(570)	(1,166)	-	-	-	-
Net policy repayments (loans) (note 5)	(13,327)	(2,160)	7,012	(74,990)	(12,309)	(7,630)	(8,270)	(6,341)
Deductions for surrender charges (note 2d)	(1,525)	(1,605)	(10,037)	(19,253)	(261)	-	(268)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(68,872)	(44,926)	(195,349)	(254,768)	(48,813)	(35,030)	(35,073)	(27,373)
Asset charges (note 3)	(2,447)	(1,273)	(11,270)	(13,124)	(2,483)	(1,499)	(2,073)	(1,382)
Adjustments to maintain reserves	(2,248)	(457)	15	460	(12)	3	13	27

Net equity transactions	314,008	51,567	(449,626)	(619,199)	264,802	203,712	222,693	69,373

Net change in contract owners’ equity	385,937	196,789	(846,046)	(125,311)	346,922	350,149	311,391	221,382
Contract owners’ equity beginning of period	601,460	404,671	3,816,337	3,941,648	714,083	363,934	600,521	379,139

Contract owners’ equity end of period	$987,397	601,460	2,970,291	3,816,337	1,061,005	714,083	911,912	600,521

CHANGES IN UNITS:
Beginning units	44,208	40,270	333,529	393,676	54,589	37,342	36,555	32,127
Units purchased	33,620	17,530	58,269	48,946	25,134	27,654	16,402	11,187
Units redeemed	(11,457)	(13,592)	(96,474)	(109,093)	(5,773)	(10,407)	(3,579)	(6,759)

Ending units	66,371	44,208	295,324	333,529	73,950	54,589	49,378	36,555

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MFBIE		MFTCG		MIGIC		MVIVIC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$18,366	12,311	442	3,599	49	45	84,121	27,005
Realized gain (loss) on investments	4,238	1,877	14,781	86,146	2,618	690	120,498	39,288
Change in unrealized gain (loss) on investments	(74,237)	60,453	(50,974)	70,955	(1,176)	1,080	(148,391)	227,915
Reinvested capital gains	-	-	128,124	34,687	525	226	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(51,633)	74,641	92,373	195,387	2,016	2,041	56,228	294,208

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	137,159	124,747	196,902	139,599	1,957	2,053	907,482	1,131,395
Transfers between funds	135,404	46,043	140,142	(45,561)	(1,841)	(984)	1,636,044	789,436
Surrenders (note 6)	(988)	(19,438)	(1,554)	(15,699)	-	(2,262)	(6,549)	(44,524)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6,783)	(3,530)	(12,284)	(7,901)	-	-	(24,617)	(3,957)
Deductions for surrender charges (note 2d)	(167)	-	(367)	-	-	(550)	(5,149)	(4,156)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,347)	(29,979)	(42,978)	(36,188)	(607)	(513)	(234,287)	(70,189)
Asset charges (note 3)	(1,883)	(1,183)	(2,333)	(1,492)	(58)	(35)	(16,763)	(7,709)
Adjustments to maintain reserves	11	(1)	(13)	-	(10)	4	17	-

Net equity transactions	227,406	116,659	277,515	32,758	(559)	(2,287)	2,256,178	1,790,296

Net change in contract owners’ equity	175,773	191,300	369,888	228,145	1,457	(246)	2,312,406	2,084,504
Contract owners’ equity beginning of period	584,463	393,163	743,948	515,803	8,414	8,660	2,473,137	388,633

Contract owners’ equity end of period	$760,236	584,463	1,113,836	743,948	9,871	8,414	4,785,543	2,473,137

CHANGES IN UNITS:
Beginning units	58,837	46,040	49,888	47,093	437	586	181,067	36,393
Units purchased	28,247	22,876	22,374	16,353	98	122	203,268	154,950
Units redeemed	(4,741)	(10,079)	(4,491)	(13,558)	(75)	(271)	(38,607)	(10,276)

Ending units	82,343	58,837	67,771	49,888	460	437	345,728	181,067

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MNDIC		MVFIC		MVIVSC		MSVFI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	101,942	64,895	1,894	1,494	2,590	5,225
Realized gain (loss) on investments	(17,217)	12,037	614,808	427,619	4,438	8,958	549	1,306
Change in unrealized gain (loss) on investments	(182,276)	40,696	(237,262)	1,064,718	(5,091)	17,409	3,854	(8,568)
Reinvested capital gains	157,026	1,848	206,258	16,787	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(42,467)	54,581	685,746	1,574,019	1,241	27,861	6,993	(2,037)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	196,951	92,222	701,001	682,107	2,076	2,074	29,703	28,017
Transfers between funds	300,509	211,359	481,178	152,854	(5,594)	(31,092)	55,697	(57,106)
Surrenders (note 6)	(771)	(8,843)	(321,987)	(94,198)	(1,871)	-	(238)	(2,704)
Death Benefits (note 4)	-	-	-	(2,031)	-	-	-	-
Net policy repayments (loans) (note 5)	(7,476)	(2,760)	(29,019)	(63,353)	(52)	(837)	98	5,555
Deductions for surrender charges (note 2d)	(948)	-	(19,770)	(19,029)	(801)	(43)	(72)	(583)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(46,989)	(16,357)	(315,580)	(267,641)	(5,916)	(9,883)	(7,630)	(11,619)
Asset charges (note 3)	(659)	(248)	(19,282)	(15,336)	(256)	(371)	(390)	(395)
Adjustments to maintain reserves	1	(2)	28	93	4	2	14	3

Net equity transactions	440,618	275,371	476,569	373,466	(12,410)	(40,150)	77,182	(38,832)

Net change in contract owners’ equity	398,151	329,952	1,162,315	1,947,485	(11,169)	(12,289)	84,175	(40,869)
Contract owners’ equity beginning of period	342,293	12,341	6,031,469	4,083,984	110,111	122,400	80,498	121,367

Contract owners’ equity end of period	$740,444	342,293	7,193,784	6,031,469	98,942	110,111	164,673	80,498

CHANGES IN UNITS:
Beginning units	23,401	1,194	296,423	272,740	6,987	9,913	5,818	8,744
Units purchased	44,856	25,800	93,025	70,276	150	134	5,812	2,634
Units redeemed	(13,675)	(3,593)	(69,525)	(46,593)	(929)	(3,060)	(595)	(5,560)

Ending units	54,582	23,401	319,923	296,423	6,208	6,987	11,035	5,818

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVIX		NVBX		NCPG		NCPGI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,641	-	1,914	-	15,761	-	1,296	-
Realized gain (loss) on investments	(1,950)	-	1	-	(73)	-	(42)	-
Change in unrealized gain (loss) on investments	(13,667)	-	(855)	-	(28,698)	-	(2,004)	-
Reinvested capital gains	-	-	-	-	8,449	-	801	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,976)	-	1,060	-	(4,561)	-	51	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	121,400	-	17,012	-	154,438	-	42,572	-
Transfers between funds	62,893	-	74,177	-	459,035	-	29,435	-
Surrenders (note 6)	(3,038)	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,888)	-	(621)	-	(9,174)	-	(3,281)	-
Asset charges (note 3)	(239)	-	(30)	-	(649)	-	(73)	-
Adjustments to maintain reserves	7	-	(1)	-	(5)	-	(1)	-

Net equity transactions	174,135	-	90,537	-	603,645	-	68,652	-

Net change in contract owners’ equity	162,159	-	91,597	-	599,084	-	68,703	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$162,159	-	91,597	-	599,084	-	68,703	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	20,022	-	8,976	-	60,380	-	7,092	-
Units redeemed	(2,394)	-	(64)	-	(968)	-	(330)	-

Ending units	17,628	-	8,912	-	59,412	-	6,762	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IDPG		IDPGI		NVAMV1		GVAAA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,973	-	4,628	-	48,463	37,472	102,197	106,388
Realized gain (loss) on investments	9	-	(16)	-	235,893	80,688	510,057	265,565
Change in unrealized gain (loss) on investments	(2,773)	-	(2,513)	-	(274,685)	340,205	(109,928)	1,291,846
Reinvested capital gains	149	-	14	-	285,781	38,660	16,798	1,978

Net increase (decrease) in contract owners’ equity resulting from operations	(642)	-	2,113	-	295,452	497,025	519,124	1,665,777

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	55,449	-	105,684	-	267,465	386,854	2,746,784	2,521,055
Transfers between funds	142,898	-	191,240	-	(239,513)	215,407	351,601	335,273
Surrenders (note 6)	-	-	-	-	(38,246)	(46,153)	(235,523)	(155,817)
Death Benefits (note 4)	-	-	-	-	(9,206)	-	(192,717)	(409)
Net policy repayments (loans) (note 5)	-	-	-	-	(44,181)	(16,928)	(321,944)	(123,455)
Deductions for surrender charges (note 2d)	-	-	-	-	(1,818)	(12,483)	(30,561)	(35,974)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,385)	-	(1,266)	-	(135,014)	(115,912)	(973,129)	(754,335)
Asset charges (note 3)	(276)	-	(162)	-	(8,560)	(7,104)	(55,539)	(38,483)
Adjustments to maintain reserves	5	-	-	-	9	1	8	(19)

Net equity transactions	193,691	-	295,496	-	(209,064)	403,682	1,288,980	1,747,836

Net change in contract owners’ equity	193,049	-	297,609	-	86,388	900,707	1,808,104	3,413,613
Contract owners’ equity beginning of period	-	-	-	-	2,249,204	1,348,497	9,756,106	6,342,493

Contract owners’ equity end of period	$193,049	-	297,609	-	2,335,592	2,249,204	11,564,210	9,756,106

CHANGES IN UNITS:
Beginning units	-	-	-	-	103,650	81,965	622,866	499,213
Units purchased	19,485	-	29,329	-	20,795	37,948	207,848	234,557
Units redeemed	(456)	-	(141)	-	(29,296)	(16,263)	(127,506)	(110,904)

Ending units	19,029	-	29,188	-	95,149	103,650	703,208	622,866

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$8,238	12,500	19,780	8,098	23,933	9,367	14,636	15,377
Realized gain (loss) on investments	1,463	21,086	94,325	73,513	163,777	169,680	53,868	68,076
Change in unrealized gain (loss) on investments	15,751	(52,410)	(67,740)	427,525	195,801	563,901	94,921	338,255
Reinvested capital gains	5,860	208	-	-	-	-	16,754	-

Net increase (decrease) in contract owners’ equity resulting from operations	31,312	(18,616)	46,365	509,136	383,511	742,948	180,179	421,708

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	90,087	104,274	416,459	434,472	889,410	657,855	269,477	248,559
Transfers between funds	(12,498)	(121,187)	270,003	362,366	1,162,441	135,681	33,175	41,292
Surrenders (note 6)	(4,750)	(89,980)	(56,570)	(107,636)	(72,533)	(107,014)	(34,500)	(77,906)
Death Benefits (note 4)	-	(14,118)	-	(16,166)	(1,102)	(16,468)	-	-
Net policy repayments (loans) (note 5)	693	(7,575)	(59,761)	4,639	(19,928)	(15,705)	(7,039)	(31,756)
Deductions for surrender charges (note 2d)	1,626	(17,649)	(13,311)	(8,946)	(5,129)	(29,900)	(7,005)	(3,977)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,415)	(55,728)	(188,908)	(174,948)	(280,920)	(210,438)	(139,168)	(141,569)
Asset charges (note 3)	(1,912)	(2,302)	(8,505)	(6,963)	(12,386)	(9,153)	(5,099)	(4,282)
Adjustments to maintain reserves	3	(3)	(57)	(7,884)	2	(416)	(74)	(3)

Net equity transactions	28,834	(204,268)	359,350	478,934	1,659,855	404,442	109,767	30,358

Net change in contract owners’ equity	60,146	(222,884)	405,715	988,070	2,043,366	1,147,390	289,946	452,066
Contract owners’ equity beginning of period	621,540	844,424	2,396,669	1,408,599	3,517,531	2,370,141	1,686,270	1,234,204

Contract owners’ equity end of period	$681,686	621,540	2,802,384	2,396,669	5,560,897	3,517,531	1,976,216	1,686,270

CHANGES IN UNITS:
Beginning units	49,442	65,443	140,319	106,090	228,533	199,583	124,701	121,360
Units purchased	7,364	10,097	47,325	57,693	140,920	72,857	26,205	29,085
Units redeemed	(5,151)	(26,098)	(26,529)	(23,464)	(35,132)	(43,907)	(18,323)	(25,744)

Ending units	51,655	49,442	161,115	140,319	334,321	228,533	132,583	124,701

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HIBF		GEM		GIG		NVIE6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$121,081	-	55,985	-	9,997	-	8,074	1,103
Realized gain (loss) on investments	(1,395)	-	9,068	-	241	-	6,815	5,038
Change in unrealized gain (loss) on investments	(142,071)	-	(300,697)	-	(26,292)	-	(15,417)	27,995
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(22,385)	-	(235,644)	-	(16,054)	-	(528)	34,136

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	255,559	-	1,223,803	-	61,622	-	-	-
Transfers between funds	3,227,318	-	6,144,748	-	572,590	-	(9)	-
Surrenders (note 6)	(8,496)	-	(40,689)	-	(339)	-	(8)	(6,035)
Death Benefits (note 4)	(34,232)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(8,561)	-	(14,891)	-	1,427	-	(14,742)	(1,203)
Deductions for surrender charges (note 2d)	(956)	-	(13,355)	-	(723)	-	(243)	(1,980)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(110,916)	-	(355,524)	-	(22,357)	-	(11,288)	(12,796)
Asset charges (note 3)	(7,107)	-	(10,243)	-	(1,211)	-	(600)	(631)
Adjustments to maintain reserves	3	-	20	-	15	-	-	4

Net equity transactions	3,312,612	-	6,933,869	-	611,024	-	(26,890)	(22,641)

Net change in contract owners’ equity	3,290,227	-	6,698,225	-	594,970	-	(27,418)	11,495
Contract owners’ equity beginning of period	-	-	-	-	-	-	220,078	208,583

Contract owners’ equity end of period	$3,290,227	-	6,698,225	-	594,970	-	192,660	220,078

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	22,404	24,963
Units purchased	217,300	-	741,036	-	64,510	-	22,000	-
Units redeemed	(36,832)	-	(53,641)	-	(3,615)	-	(24,649)	(2,559)

Ending units	180,468	-	687,395	-	60,895	-	19,755	22,404

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVNMO1		NVNSR2		NVCRA1		NVCRB1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,488	6,890	15,073	14,252	160,637	66,635	126,968	71,014
Realized gain (loss) on investments	52,058	21,530	244,664	120,280	129,606	74,878	71,187	90,328
Change in unrealized gain (loss) on investments	(127,232)	136,505	(89,774)	409,393	(303,775)	893,108	(104,108)	290,134
Reinvested capital gains	113,690	22,263	-	-	340,260	110,415	118,915	82,656

Net increase (decrease) in contract owners’ equity resulting from operations	45,004	187,188	169,963	543,925	326,728	1,145,036	212,962	534,132

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	56,051	54,959	179,015	620,797	2,007,802	2,104,324	1,433,150	868,056
Transfers between funds	(79,018)	270,603	(612,865)	54,842	291,887	525,600	122,594	124,271
Surrenders (note 6)	(9,392)	(10,286)	(56,823)	(44,013)	(457,847)	(246,497)	(13,076)	(81,630)
Death Benefits (note 4)	-	-	-	(267)	(1,097)	(1,037)	(998)	(14,973)
Net policy repayments (loans) (note 5)	(6,097)	(581)	(28,223)	(23,421)	(15,805)	(12,159)	4,869	(37,857)
Deductions for surrender charges (note 2d)	(1,353)	(384)	(4,557)	(9,683)	(16,158)	(29,489)	(12,562)	(30,148)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,853)	(33,749)	(85,201)	(91,724)	(638,293)	(494,023)	(503,272)	(437,077)
Asset charges (note 3)	(1,664)	(1,365)	(6,462)	(8,492)	(25,362)	(14,984)	(26,627)	(21,363)
Adjustments to maintain reserves	10	(7)	48	134	10	(9)	41	(29,769)

Net equity transactions	(78,316)	279,190	(615,068)	498,173	1,145,137	1,831,726	1,004,119	339,510

Net change in contract owners’ equity	(33,312)	466,378	(445,105)	1,042,098	1,471,865	2,976,762	1,217,081	873,642
Contract owners’ equity beginning of period	758,853	292,475	2,230,562	1,188,464	6,324,877	3,348,115	4,411,939	3,538,297

Contract owners’ equity end of period	$725,541	758,853	1,785,457	2,230,562	7,796,742	6,324,877	5,629,020	4,411,939

CHANGES IN UNITS:
Beginning units	55,708	30,879	149,145	110,101	468,988	321,867	330,447	304,016
Units purchased	8,071	35,202	20,994	65,094	174,929	221,329	133,991	98,618
Units redeemed	(13,814)	(10,373)	(62,109)	(26,050)	(90,557)	(74,208)	(60,846)	(72,187)

Ending units	49,965	55,708	108,030	149,145	553,360	468,988	403,592	330,447

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$219,847	118,894	44,458	26,718	379,608	197,549	521,895	244,188
Realized gain (loss) on investments	240,552	128,655	7,610	15,174	170,547	55,348	243,061	323,662
Change in unrealized gain (loss) on investments	(348,236)	849,654	(54,130)	2,343	(227,787)	1,234,683	(1,524,943)	1,865,710
Reinvested capital gains	271,890	202,551	55,332	22,743	348,548	265,776	1,619,287	654,226

Net increase (decrease) in contract owners’ equity resulting from operations	384,053	1,299,754	53,270	66,978	670,916	1,753,356	859,300	3,087,786

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,072,844	1,714,653	336,622	245,315	3,041,464	2,677,520	5,758,885	4,633,917
Transfers between funds	22,470	145,687	377,470	(89,306)	273,966	381,373	776,888	549,807
Surrenders (note 6)	(274,195)	(36,946)	(8,741)	(542)	(104,855)	(51,481)	(972,583)	(533,733)
Death Benefits (note 4)	(76,959)	(1,004)	-	-	(92,695)	-	(663)	(85,532)
Net policy repayments (loans) (note 5)	(267,904)	(29,707)	(157)	-	31,419	(58,911)	52,590	(456,021)
Deductions for surrender charges (note 2d)	(60,228)	(10,822)	(2,027)	(475)	(11,971)	(16,988)	(148,114)	(55,807)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(694,335)	(651,759)	(178,795)	(153,819)	(1,007,808)	(838,709)	(1,886,661)	(1,497,628)
Asset charges (note 3)	(29,700)	(22,480)	(10,140)	(7,387)	(56,569)	(40,511)	(59,095)	(40,652)
Adjustments to maintain reserves	4	(31,501)	1	8	(1)	(10)	3	(21)

Net equity transactions	691,997	1,076,121	514,233	(6,206)	2,072,950	2,052,283	3,521,250	2,514,330

Net change in contract owners’ equity	1,076,050	2,375,875	567,503	60,772	2,743,866	3,805,639	4,380,550	5,602,116
Contract owners’ equity beginning of period	7,763,774	5,387,899	1,437,089	1,376,317	12,973,328	9,167,689	17,044,854	11,442,738

Contract owners’ equity end of period	$8,839,824	7,763,774	2,004,592	1,437,089	15,717,194	12,973,328	21,425,404	17,044,854

CHANGES IN UNITS:
Beginning units	573,117	483,015	113,279	113,944	964,838	804,383	1,263,113	1,054,488
Units purchased	199,657	185,403	54,901	31,831	259,256	251,954	521,489	444,073
Units redeemed	(149,535)	(95,301)	(15,394)	(32,496)	(107,210)	(91,499)	(267,535)	(235,448)

Ending units	623,239	573,117	152,786	113,279	1,116,884	964,838	1,517,067	1,263,113

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCMC1		NVCBD1		NVLCP1		TRF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$61,483	37,039	41,485	33,949	29,113	6,864	9,348	9,397
Realized gain (loss) on investments	20,428	41,368	243	9,021	(754)	2,500	65,515	33,570
Change in unrealized gain (loss) on investments	(48,694)	100,294	22,678	(82,120)	12,590	(20,927)	17,174	142,076
Reinvested capital gains	61,914	43,560	-	13,619	-	7,346	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	95,131	222,261	64,406	(25,531)	40,949	(4,217)	92,037	185,043

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	411,328	320,687	197,672	113,551	423,134	92,988	79,063	102,446
Transfers between funds	220,589	(90,292)	74,636	(19,725)	732,490	8,839	42,208	(6,567)
Surrenders (note 6)	-	(46,609)	(30,992)	(19,436)	-	(4,103)	(66,450)	(32,514)
Death Benefits (note 4)	-	-	(1,312)	(360)	(439)	-	(2,169)	(457)
Net policy repayments (loans) (note 5)	17,543	(41,322)	9,258	(25,764)	(15,202)	24	(13,008)	(3,043)
Deductions for surrender charges (note 2d)	-	-	(4,949)	(7,182)	-	(1,331)	(5,222)	(8,509)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(211,434)	(205,067)	(65,632)	(64,313)	(52,501)	(31,098)	(68,960)	(69,295)
Asset charges (note 3)	(13,680)	(12,171)	(3,100)	(3,000)	(4,840)	(1,494)	(4,137)	(3,598)
Adjustments to maintain reserves	8	(7)	14	(14)	18	(10)	78	111

Net equity transactions	424,354	(74,781)	175,595	(26,243)	1,082,660	63,815	(38,597)	(21,426)

Net change in contract owners’ equity	519,485	147,480	240,001	(51,774)	1,123,609	59,598	53,440	163,617
Contract owners’ equity beginning of period	2,070,182	1,922,702	1,301,786	1,353,560	373,227	313,629	771,114	607,497

Contract owners’ equity end of period	$2,589,667	2,070,182	1,541,787	1,301,786	1,496,836	373,227	824,554	771,114

CHANGES IN UNITS:
Beginning units	157,199	162,544	99,762	101,747	26,464	21,844	45,891	47,398
Units purchased	48,799	27,304	27,922	15,401	80,660	12,186	7,317	7,024
Units redeemed	(17,229)	(32,649)	(15,215)	(17,386)	(6,130)	(7,566)	(9,452)	(8,531)

Ending units	188,769	157,199	112,469	99,762	100,994	26,464	43,756	45,891

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GBF		CAF		GVIX2		GVIDA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$26,017	28,056	5,405	4,801	56,123	-	57,075	58,683
Realized gain (loss) on investments	(44,527)	(28,228)	116,838	49,819	8,094	-	295,153	236,180
Change in unrealized gain (loss) on investments	77,495	(69,931)	32,099	101,640	(256,170)	-	(179,201)	532,348
Reinvested capital gains	-	16,397	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	58,985	(53,706)	154,342	156,260	(191,953)	-	173,027	827,211

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	177,394	388,173	472,500	136,090	503,613	-	92,075	129,460
Transfers between funds	(83,881)	(284,238)	295,820	428,313	2,763,411	-	(495,498)	154,875
Surrenders (note 6)	(62,246)	(59,947)	(220)	(131,666)	(1)	-	(53,019)	(164,002)
Death Benefits (note 4)	(1,392)	(523)	-	-	-	-	-	(337)
Net policy repayments (loans) (note 5)	(10,071)	(15,765)	(39,178)	28	14,885	-	(62,729)	12,569
Deductions for surrender charges (note 2d)	(4,139)	(13,869)	(205)	(4,179)	(5,040)	-	(20,541)	(21,397)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(99,321)	(118,803)	(72,553)	(37,324)	(179,514)	-	(189,824)	(244,096)
Asset charges (note 3)	(5,387)	(6,283)	(1,717)	(1,625)	(1,675)	-	(13,994)	(14,592)
Adjustments to maintain reserves	61	(28)	20	(5)	8	-	(7)	(2,698)

Net equity transactions	(88,982)	(111,283)	654,467	389,632	3,095,687	-	(743,537)	(150,218)

Net change in contract owners’ equity	(29,997)	(164,989)	808,809	545,892	2,903,734	-	(570,510)	676,993
Contract owners’ equity beginning of period	1,370,220	1,535,209	798,071	252,179	-	-	3,953,738	3,276,745

Contract owners’ equity end of period	$1,340,223	1,370,220	1,606,880	798,071	2,903,734	-	3,383,228	3,953,738

CHANGES IN UNITS:
Beginning units	97,820	105,154	58,806	24,108	-	-	222,191	234,319
Units purchased	23,103	48,664	75,914	42,581	378,948	-	6,543	30,632
Units redeemed	(29,425)	(55,998)	(28,366)	(7,883)	(67,830)	-	(47,633)	(42,760)

Ending units	91,498	97,820	106,354	58,806	311,118	-	181,101	222,191

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$14,499	14,354	37,845	35,966	18,668	20,272	136,099	133,883
Realized gain (loss) on investments	18,786	14,466	32,292	22,423	10,215	21,864	286,918	198,620
Change in unrealized gain (loss) on investments	2,698	75,442	12,031	281,867	(17,930)	5,761	(11,504)	910,955
Reinvested capital gains	3,159	7,687	30,808	30,548	31,902	18,190	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,142	111,949	112,976	370,804	42,855	66,087	411,513	1,243,458

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,806	4,955	2,757	3,443	12,205	12,067	387,124	286,869
Transfers between funds	4,400	(14,275)	(10,362)	(13,900)	(6,847)	(74,173)	(165,214)	(452,460)
Surrenders (note 6)	(7,761)	(1,568)	(6,242)	(679)	(44,014)	(337,111)	(186,991)	(34,565)
Death Benefits (note 4)	-	-	-	-	(18,529)	-	-	(217)
Net policy repayments (loans) (note 5)	(4,250)	160	(13,864)	(168)	(27,830)	(175)	(365,120)	(19,795)
Deductions for surrender charges (note 2d)	(2,500)	(2,800)	(3,729)	(1,406)	(12,852)	(15,661)	(13,092)	(26,163)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,137)	(92,411)	(66,467)	(84,496)	(94,713)	(117,355)	(480,932)	(565,639)
Asset charges (note 3)	(4,856)	(4,909)	(10,332)	(9,886)	(6,412)	(7,749)	(32,489)	(32,155)
Adjustments to maintain reserves	6	(10)	2	(4)	18	(3)	24	(6)

Net equity transactions	(79,292)	(110,858)	(108,237)	(107,096)	(198,974)	(540,160)	(856,690)	(844,131)

Net change in contract owners’ equity	(40,150)	1,091	4,739	263,708	(156,119)	(474,073)	(445,177)	399,327
Contract owners’ equity beginning of period	893,964	892,873	2,217,324	1,953,616	1,157,489	1,631,562	8,413,613	8,014,286

Contract owners’ equity end of period	$853,814	893,964	2,222,063	2,217,324	1,001,370	1,157,489	7,968,436	8,413,613

CHANGES IN UNITS:
Beginning units	55,874	63,297	122,047	128,494	81,059	119,779	511,799	568,566
Units purchased	988	337	145	210	974	864	26,302	19,427
Units redeemed	(5,837)	(7,760)	(5,943)	(6,657)	(14,533)	(39,584)	(77,259)	(76,194)

Ending units	51,025	55,874	116,249	122,047	67,500	81,059	460,842	511,799

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMA		GVDMC		MCIF		SAM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$197,752	208,336	17,544	16,749	50,593	32,102	(1)	-
Realized gain (loss) on investments	725,498	687,644	10,405	9,210	144,225	86,655	-	-
Change in unrealized gain (loss) on investments	(335,370)	1,763,773	(1,300)	58,355	(65,220)	485,270	-	-
Reinvested capital gains	-	-	18,341	12,123	236,297	67,021	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	587,880	2,659,753	44,990	96,437	365,895	671,048	(1)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	489,287	546,504	30,799	78,987	920,074	505,056	617,847	535,735
Transfers between funds	(768,093)	(1,050,795)	(32,757)	(720)	705,356	605,636	(1,330,785)	(739,505)
Surrenders (note 6)	(598,667)	(392,516)	(787)	(119)	(119,784)	(26,562)	(1,088,454)	(401,366)
Death Benefits (note 4)	(144)	(296)	-	-	(14,056)	(949)	-	(211)
Net policy repayments (loans) (note 5)	(337,401)	(102,445)	(406)	(4,317)	60,208	(9,953)	658,965	(22,105)
Deductions for surrender charges (note 2d)	(62,588)	(116,017)	(558)	(2,964)	(5,464)	(4,963)	(101,146)	(72,418)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(782,874)	(1,026,783)	(54,625)	(70,315)	(189,633)	(121,621)	(260,453)	(374,343)
Asset charges (note 3)	(41,277)	(42,824)	(3,213)	(3,352)	(12,773)	(9,163)	(10,511)	(12,111)
Adjustments to maintain reserves	21	437	5	2	7	(36)	8,400	(5,093)

Net equity transactions	(2,101,736)	(2,184,735)	(61,542)	(2,798)	1,343,935	937,445	(1,506,137)	(1,091,417)

Net change in contract owners’ equity	(1,513,856)	475,018	(16,552)	93,639	1,709,830	1,608,493	(1,506,138)	(1,091,417)
Contract owners’ equity beginning of period	13,144,810	12,669,792	994,912	901,273	3,250,790	1,642,297	3,984,842	5,076,259

Contract owners’ equity end of period	$11,630,954	13,144,810	978,360	994,912	4,960,620	3,250,790	2,478,704	3,984,842

CHANGES IN UNITS:
Beginning units	756,842	892,730	64,057	64,118	143,174	96,235	347,049	442,103
Units purchased	32,441	35,686	1,999	5,487	83,614	60,119	60,551	70,791
Units redeemed	(151,233)	(171,574)	(5,915)	(5,548)	(27,118)	(13,180)	(191,724)	(165,845)

Ending units	638,050	756,842	60,141	64,057	199,670	143,174	215,876	347,049

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SAM5		NVMIG1		GVDIVI		NVMLG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1	-	14,722	-	22,003	-	11,912	13,241
Realized gain (loss) on investments	-	-	(1,437)	-	720	-	96,350	90,688
Change in unrealized gain (loss) on investments	-	-	(118,112)	-	(132,878)	-	(52,162)	282,471
Reinvested capital gains	-	-	72,365	-	-	-	166,259	122,667

Net increase (decrease) in contract owners’ equity resulting from operations	1	-	(32,462)	-	(110,155)	-	222,359	509,067

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	22,036,274	18,779,029	238,025	-	132,195	-	483,161	283,879
Transfers between funds	(19,846,195)	(12,890,238)	1,342,398	-	1,270,220	-	100,003	13,028
Surrenders (note 6)	(1,627,587)	(445,205)	(50,844)	-	(1,510)	-	(130,603)	(36,822)
Death Benefits (note 4)	(71)	-	(103)	-	(20,814)	-	(42,422)	(87)
Net policy repayments (loans) (note 5)	189,317	(223,046)	(30,404)	-	(11,922)	-	42,886	(2,944)
Deductions for surrender charges (note 2d)	(199,281)	(27,970)	(4,053)	-	(509)	-	(10,791)	(8,522)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,223,761)	(1,129,318)	(66,351)	-	(33,498)	-	(167,874)	(141,226)
Asset charges (note 3)	(35,485)	(25,658)	(3,764)	-	(2,103)	-	(6,887)	(5,228)
Adjustments to maintain reserves	(3,362)	286	43	-	9	-	71	(14)

Net equity transactions	(710,151)	4,037,880	1,424,947	-	1,332,068	-	267,544	102,064

Net change in contract owners’ equity	(710,150)	4,037,880	1,392,485	-	1,221,913	-	489,903	611,131
Contract owners’ equity beginning of period	7,830,550	3,792,670	-	-	-	-	2,006,635	1,395,504

Contract owners’ equity end of period	$7,120,400	7,830,550	1,392,485	-	1,221,913	-	2,496,538	2,006,635

CHANGES IN UNITS:
Beginning units	783,055	379,267	-	-	-	-	138,170	129,471
Units purchased	2,416,975	1,889,428	160,099	-	142,148	-	41,641	32,180
Units redeemed	(2,487,990)	(1,485,640)	(17,944)	-	(7,988)	-	(24,152)	(23,481)

Ending units	712,040	783,055	142,155	-	134,160	-	155,659	138,170

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLV1		NVMMG1		NVMMV1		NVMMV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$14,683	9,527	-	-	8,963	1,950	8,656	6,241
Realized gain (loss) on investments	40,683	18,097	143,015	46,685	6,157	12,794	28,902	36,602
Change in unrealized gain (loss) on investments	(67,139)	113,407	(309,643)	368,987	(47,763)	7,578	(88,282)	70,825
Reinvested capital gains	104,446	32,737	247,401	122,698	93,200	5,277	150,279	25,163

Net increase (decrease) in contract owners’ equity resulting from operations	92,673	173,768	80,773	538,370	60,557	27,599	99,555	138,831

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	438,942	168,282	323,915	168,746	242,646	41,714	79,456	62,513
Transfers between funds	68,421	96,481	121,192	53,412	206,856	78,722	(15,411)	92,737
Surrenders (note 6)	(7,875)	(4,462)	(152,120)	(26,981)	-	-	(64,852)	(30,469)
Death Benefits (note 4)	(353)	-	(3,349)	(1,042)	(110)	-	-	(231)
Net policy repayments (loans) (note 5)	(30,386)	(6,033)	(17,759)	(5,367)	(9,095)	(1,546)	(14,495)	(3,140)
Deductions for surrender charges (note 2d)	(1,583)	(6,754)	(15,199)	(13,297)	(262)	-	(4,616)	(7,081)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(78,769)	(52,686)	(127,443)	(119,025)	(31,929)	(9,722)	(41,145)	(41,951)
Asset charges (note 3)	(3,704)	(2,128)	(7,210)	(5,922)	(890)	(228)	(2,520)	(2,086)
Adjustments to maintain reserves	43	(8)	9	58	9	(7)	60	66

Net equity transactions	384,736	192,692	122,036	50,582	407,225	108,933	(63,523)	70,358

Net change in contract owners’ equity	477,409	366,460	202,809	588,952	467,782	136,532	36,032	209,189
Contract owners’ equity beginning of period	770,803	404,343	1,961,821	1,372,869	185,122	48,590	594,817	385,628

Contract owners’ equity end of period	$1,248,212	770,803	2,164,630	1,961,821	652,904	185,122	630,849	594,817

CHANGES IN UNITS:
Beginning units	55,946	39,748	126,740	123,232	12,836	4,577	36,573	32,170
Units purchased	35,945	23,581	34,427	17,930	35,652	11,810	5,726	11,689
Units redeemed	(9,916)	(7,383)	(26,749)	(14,422)	(9,845)	(3,551)	(9,152)	(7,286)

Ending units	81,975	55,946	134,418	126,740	38,643	12,836	33,147	36,573

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCGF		SCVF		SCF		MSBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	5,375	7,140	2,431	1,468	30,777	31,509
Realized gain (loss) on investments	50,381	33,465	92,957	37,792	29,732	84,732	12,036	22,085
Change in unrealized gain (loss) on investments	(159,517)	172,751	(127,998)	208,259	(232,458)	262,164	(7,156)	(69,991)
Reinvested capital gains	145,477	37,864	91,945	-	216,546	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,341	244,080	62,279	253,191	16,251	348,364	35,657	(16,397)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	196,771	143,479	198,007	129,828	254,834	192,212	129,278	178,466
Transfers between funds	160,934	38,492	(106,358)	200,199	26,401	138,622	24,274	(47,736)
Surrenders (note 6)	(32,675)	(5,610)	(9,331)	(18,477)	(18,203)	(25,423)	(3,704)	(10,560)
Death Benefits (note 4)	(8,297)	-	(2,456)	(483)	(26)	(452)	(9,504)	-
Net policy repayments (loans) (note 5)	(8,325)	(1,340)	(42,862)	(2,806)	(1,991)	(5,251)	(6,686)	(92,654)
Deductions for surrender charges (note 2d)	(9,913)	(5,032)	(1,906)	(3,949)	(4,822)	(7,677)	(1,351)	(2,978)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(76,658)	(63,823)	(64,260)	(48,642)	(96,367)	(78,879)	(53,529)	(57,167)
Asset charges (note 3)	(2,976)	(2,117)	(3,139)	(2,688)	(4,516)	(3,312)	(2,285)	(2,387)
Adjustments to maintain reserves	15	(8)	16	(6)	(24)	(7)	12	(2)

Net equity transactions	218,876	104,041	(32,289)	252,976	155,286	209,833	76,505	(35,018)

Net change in contract owners’ equity	255,217	348,121	29,990	506,167	171,537	558,197	112,162	(51,415)
Contract owners’ equity beginning of period	857,037	508,916	1,003,722	497,555	1,329,304	771,107	881,989	933,404

Contract owners’ equity end of period	$1,112,254	857,037	1,033,712	1,003,722	1,500,841	1,329,304	994,151	881,989

CHANGES IN UNITS:
Beginning units	48,365	41,439	48,920	34,047	62,947	51,451	58,991	61,728
Units purchased	23,759	12,749	12,136	21,349	14,669	18,904	12,938	15,609
Units redeemed	(11,073)	(5,823)	(13,980)	(6,476)	(7,121)	(7,408)	(7,922)	(18,346)

Ending units	61,051	48,365	47,076	48,920	70,495	62,947	64,007	58,991

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVSTB1		NVSTB2		NVOLG1		NVIDAP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,730	1,985	702	1,273	41,471	32,128	104,324	44,919
Realized gain (loss) on investments	(304)	(1,316)	668	243	167,156	100,375	67,920	47,135
Change in unrealized gain (loss) on investments	(2,021)	(1,344)	(528)	(1,542)	(350,781)	1,124,129	50,060	306,638
Reinvested capital gains	-	173	-	95	585,390	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,405	(502)	842	69	443,236	1,256,632	222,304	398,692

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	256,933	260,509	1,531	1,492	445,703	436,592	2,441,737	1,164,759
Transfers between funds	(56,582)	(123,845)	(47,092)	(4,006)	920,345	(81,174)	1,471,604	650,785
Surrenders (note 6)	(726)	(336)	(1,043)	(317)	(292,377)	(84,660)	(136,278)	(17,155)
Death Benefits (note 4)	(1,190)	-	(227)	-	(3,019)	-	-	(696)
Net policy repayments (loans) (note 5)	(5,681)	(381)	10	(635)	(25,487)	(77,097)	(23,854)	(16,519)
Deductions for surrender charges (note 2d)	-	(706)	(81)	(488)	(29,037)	(26,314)	(12,379)	(11,199)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,210)	(7,798)	(4,154)	(6,086)	(279,426)	(258,239)	(536,580)	(247,527)
Asset charges (note 3)	(354)	(370)	(189)	(205)	(20,185)	(15,078)	(21,105)	(5,397)
Adjustments to maintain reserves	8	-	11	(5)	21	(490)	5	(4)

Net equity transactions	181,198	127,073	(51,234)	(10,250)	716,538	(106,460)	3,183,150	1,517,047

Net change in contract owners’ equity	182,603	126,571	(50,392)	(10,181)	1,159,774	1,150,172	3,405,454	1,915,739
Contract owners’ equity beginning of period	153,023	26,452	118,735	128,916	4,651,275	3,501,103	2,634,524	718,785

Contract owners’ equity end of period	$335,626	153,023	68,343	118,735	5,811,049	4,651,275	6,039,978	2,634,524

CHANGES IN UNITS:
Beginning units	14,974	2,597	10,369	11,270	206,369	212,351	197,326	68,585
Units purchased	26,730	25,657	135	387	59,882	26,561	285,486	157,900
Units redeemed	(9,112)	(13,280)	(4,565)	(1,288)	(29,278)	(32,543)	(52,513)	(29,159)

Ending units	32,592	14,974	5,939	10,369	236,973	206,369	430,299	197,326

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDBLP		NVDCAP		NVIDCP		NVIDMP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$52,405	69,015	53,967	32,026	33,313	22,366	221,116	144,375
Realized gain (loss) on investments	161,937	5,929	10,239	15,981	3,243	3,484	217,862	60,202
Change in unrealized gain (loss) on investments	(121,411)	203,347	21,196	154,742	(31,145)	2,427	73,635	813,735
Reinvested capital gains	9,276	31,727	34,443	21,239	51,302	15,655	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	102,207	310,018	119,845	223,988	56,713	43,932	512,613	1,018,312

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,390,043	2,996,214	1,143,765	801,919	537,575	467,864	4,613,643	2,769,522
Transfers between funds	(2,131,146)	115,606	268,388	324,377	223,607	47,628	122,973	360,048
Surrenders (note 6)	(513)	(8,969)	(1,387)	(56,846)	(19,549)	(1)	(119,963)	(219,864)
Death Benefits (note 4)	-	-	(23,878)	-	(64,190)	-	-	(2,522)
Net policy repayments (loans) (note 5)	(3,270)	916	(6,077)	(10,787)	(12,789)	83	(174,646)	(5,201)
Deductions for surrender charges (note 2d)	(817)	(1,378)	(6,388)	(1,407)	(7,231)	(46)	(29,740)	(22,660)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(371,606)	(288,054)	(275,640)	(174,392)	(162,637)	(113,619)	(936,010)	(737,595)
Asset charges (note 3)	(13,626)	(7,855)	(10,839)	(6,345)	(10,302)	(5,553)	(58,014)	(38,270)
Adjustments to maintain reserves	2	(243)	12	529	9	5	17	(2)

Net equity transactions	(1,130,933)	2,806,237	1,087,956	877,048	484,493	396,361	3,418,260	2,103,456

Net change in contract owners’ equity	(1,028,726)	3,116,255	1,207,801	1,101,036	541,206	440,293	3,930,873	3,121,768
Contract owners’ equity beginning of period	3,970,064	853,809	1,801,347	700,311	1,175,786	735,493	8,229,174	5,107,406

Contract owners’ equity end of period	$2,941,338	3,970,064	3,009,148	1,801,347	1,716,992	1,175,786	12,160,047	8,229,174

CHANGES IN UNITS:
Beginning units	338,593	82,747	144,799	67,377	109,569	71,938	680,674	493,352
Units purchased	142,094	283,338	110,740	99,706	69,595	61,739	386,430	298,092
Units redeemed	(241,075)	(27,492)	(25,958)	(22,284)	(25,434)	(24,108)	(111,965)	(110,770)

Ending units	239,612	338,593	229,581	144,799	153,730	109,569	955,139	680,674

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDMAP		NVDMCP		NVTIV3		EIF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$392,318	233,980	16,679	7,172	32,610	15,578	26,286	-
Realized gain (loss) on investments	186,691	26,484	1,871	3,548	4,981	(4,561)	55,774	44,284
Change in unrealized gain (loss) on investments	299,527	1,405,319	(3,882)	10,854	(142,544)	130,937	42,744	247,813
Reinvested capital gains	-	-	13,612	3,883	33,933	7,561	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	878,536	1,665,783	28,280	25,457	(71,020)	149,515	124,804	292,097

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,196,083	6,399,812	439,797	244,661	140,526	157,880	302,653	162,745
Transfers between funds	1,414,425	1,624,428	170,050	90,604	26,630	(8,878)	163,438	(18,397)
Surrenders (note 6)	(437,503)	(136,122)	(2,538)	(39,995)	(68,246)	(35,633)	(41,236)	(27,015)
Death Benefits (note 4)	(517)	(436)	-	-	(1,064)	(202)	(2,299)	-
Net policy repayments (loans) (note 5)	(142,732)	(62,478)	(2,810)	590	(8,914)	(3,743)	(4,228)	(8,230)
Deductions for surrender charges (note 2d)	(153,686)	(44,645)	(1,983)	(4,792)	(6,380)	(12,256)	(6,051)	(7,866)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,074,074)	(1,275,966)	(117,761)	(84,349)	(80,756)	(86,364)	(83,624)	(69,945)
Asset charges (note 3)	(59,959)	(27,831)	(3,882)	(1,802)	(3,561)	(3,343)	(4,664)	(3,794)
Adjustments to maintain reserves	36	9,790	18	(8)	24	(13)	21	39

Net equity transactions	7,742,073	6,486,552	480,891	204,909	(1,741)	7,448	324,010	27,537

Net change in contract owners’ equity	8,620,609	8,152,335	509,171	230,366	(72,761)	156,963	448,814	319,634
Contract owners’ equity beginning of period	13,161,273	5,008,938	381,071	150,705	901,241	744,278	1,157,106	837,472

Contract owners’ equity end of period	$21,781,882	13,161,273	890,242	381,071	828,480	901,241	1,605,920	1,157,106

CHANGES IN UNITS:
Beginning units	1,028,463	479,702	33,484	14,656	51,705	51,280	65,274	64,080
Units purchased	841,641	685,227	52,435	31,694	44,534	10,845	26,992	12,369
Units redeemed	(250,697)	(136,466)	(11,332)	(12,866)	(44,493)	(10,420)	(9,282)	(11,175)

Ending units	1,619,407	1,028,463	74,587	33,484	51,746	51,705	82,984	65,274

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVRE1		NVLCAP		NVLMP		NVSIX2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$209,448	80,238	419	241	8,363	195	9,720	5,071
Realized gain (loss) on investments	137,139	132,887	1,123	35	230	112	3,682	4,766
Change in unrealized gain (loss) on investments	(407,304)	(465,729)	(1,496)	953	(23,681)	102	5,203	24,498
Reinvested capital gains	1,654,086	355,500	595	28	6,716	49	42,368	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,593,369	102,896	641	1,257	(8,372)	458	60,973	34,335

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,039,563	1,664,022	8,312	1,346	471,957	5,548	663,374	145,894
Transfers between funds	(431,976)	364,675	10,947	10,417	135,281	4,887	111,279	312,663
Surrenders (note 6)	(163,332)	(73,507)	(1,660)	-	-	-	(3,898)	1
Death Benefits (note 4)	(12,868)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	31,276	(126,823)	-	-	-	-	(5,485)	(1,005)
Deductions for surrender charges (note 2d)	(26,597)	(25,038)	-	-	(173)	-	(2,883)	(94)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(535,258)	(391,214)	(2,230)	(529)	(22,102)	(1,636)	(104,046)	(17,385)
Asset charges (note 3)	(11,977)	(10,210)	(15)	-	(958)	(17)	(1,978)	(157)
Adjustments to maintain reserves	(381)	(10)	4	3	7	(3)	7,744	(7,732)

Net equity transactions	888,450	1,401,895	15,358	11,237	584,012	8,779	664,107	432,185

Net change in contract owners’ equity	2,481,819	1,504,791	15,999	12,494	575,640	9,237	725,080	466,520
Contract owners’ equity beginning of period	5,358,066	3,853,275	12,494	-	9,237	-	466,520	-

Contract owners’ equity end of period	$7,839,885	5,358,066	28,493	12,494	584,877	9,237	1,191,600	466,520

CHANGES IN UNITS:
Beginning units	438,421	324,894	1,092	-	821	-	36,792	-
Units purchased	174,747	171,434	2,177	1,140	52,789	1,176	63,085	38,368
Units redeemed	(115,436)	(57,907)	(859)	(48)	(2,688)	(355)	(9,993)	(1,576)

Ending units	497,732	438,421	2,410	1,092	50,922	821	89,884	36,792

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVEX1		NOTB3		NOTG3		NOTMG3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$86,502	25,076	4,035	1,722	6,730	100	4,265	1,003
Realized gain (loss) on investments	8,398	33,163	1,316	217	2,337	76	11,233	64
Change in unrealized gain (loss) on investments	307,684	36,806	2,359	8,073	(8,201)	1,868	(11,782)	6,459
Reinvested capital gains	-	-	2,859	-	-	-	4,372	-

Net increase (decrease) in contract owners’ equity resulting from operations	402,584	95,045	10,569	10,012	866	2,044	8,088	7,526

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,927,075	576,221	190,197	38,323	495,980	37,845	333,856	19,285
Transfers between funds	1,527,738	1,053,321	112,437	212,757	275,810	11,596	(6,509)	109,693
Surrenders (note 6)	(9,464)	(49,257)	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(15,535)	(1,535)	(123)	-	-	-	-	-
Deductions for surrender charges (note 2d)	(4,986)	(189)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(299,419)	(36,328)	(36,176)	(5,894)	(83,329)	(4,663)	(30,730)	(3,472)
Asset charges (note 3)	(5,969)	(653)	(1,938)	(385)	(3,156)	(63)	(1,958)	(55)
Adjustments to maintain reserves	11,760	(11,750)	1	(3)	2	(1)	8	(7)

Net equity transactions	3,131,200	1,529,830	264,398	244,798	685,307	44,714	294,667	125,444

Net change in contract owners’ equity	3,533,784	1,624,875	274,967	254,810	686,173	46,758	302,755	132,970
Contract owners’ equity beginning of period	1,624,875	-	254,810	-	46,758	-	132,970	-

Contract owners’ equity end of period	$5,158,659	1,624,875	529,777	254,810	732,931	46,758	435,725	132,970

CHANGES IN UNITS:
Beginning units	137,283	-	24,676	-	4,285	-	12,476	-
Units purchased	285,824	145,156	28,785	25,353	69,915	4,743	40,542	12,818
Units redeemed	(38,631)	(7,873)	(3,649)	(677)	(7,818)	(458)	(13,230)	(342)

Ending units	384,476	137,283	49,812	24,676	66,382	4,285	39,788	12,476

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ALVSVA		ACVIP2		ACVMV1		DVSCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$18,791	10,839	8,330	13,786	30,257	27,080	23,918	31,011
Realized gain (loss) on investments	98,495	96,428	(13,957)	(13,238)	123,691	112,001	212,706	123,125
Change in unrealized gain (loss) on investments	(186,776)	315,827	11,082	(105,566)	74,303	406,005	(249,764)	882,195
Reinvested capital gains	309,949	100,611	16,906	31,507	161,000	31,194	227,152	38,134

Net increase (decrease) in contract owners’ equity resulting from operations	240,459	523,705	22,361	(73,511)	389,251	576,280	214,012	1,074,465

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	534,206	342,626	12,757	15,995	181,419	255,652	669,818	911,548
Transfers between funds	203,967	293,338	(65,485)	(204,466)	15,913	(62,526)	72,078	(105,288)
Surrenders (note 6)	(24,798)	(54,272)	(19,022)	(5,083)	(32,259)	(70,249)	(67,676)	(37,008)
Death Benefits (note 4)	-	-	-	-	-	(1,864)	(4,643)	-
Net policy repayments (loans) (note 5)	(3,065)	(17,932)	10,174	(6,017)	14,370	(23,789)	(26,389)	(20,750)
Deductions for surrender charges (note 2d)	(5,577)	(3,374)	(2,332)	(2,483)	(6,851)	(14,446)	(14,123)	(10,642)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(162,979)	(110,551)	(29,321)	(47,677)	(130,876)	(139,194)	(242,470)	(240,323)
Asset charges (note 3)	(7,813)	(5,909)	(2,597)	(2,918)	(7,378)	(6,669)	(11,990)	(9,200)
Adjustments to maintain reserves	50	(19)	13	(4)	(29)	-	(4)	(79)

Net equity transactions	533,991	443,907	(95,813)	(252,653)	34,309	(63,085)	374,601	488,258

Net change in contract owners’ equity	774,450	967,612	(73,452)	(326,164)	423,560	513,195	588,613	1,562,723
Contract owners’ equity beginning of period	2,226,517	1,258,905	692,757	1,018,921	2,415,405	1,902,210	3,934,333	2,371,610

Contract owners’ equity end of period	$3,000,967	2,226,517	619,305	692,757	2,838,965	2,415,405	4,522,946	3,934,333

CHANGES IN UNITS:
Beginning units	130,573	101,925	48,973	65,923	103,011	105,555	175,641	148,982
Units purchased	48,032	44,716	890	1,692	19,586	17,920	50,300	60,569
Units redeemed	(17,439)	(16,068)	(7,481)	(18,642)	(18,601)	(20,464)	(33,860)	(33,910)

Ending units	161,166	130,573	42,382	48,973	103,996	103,011	192,081	175,641

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DCAP		FQB		FNRS2		FEIS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$25,417	24,154	3,709	2,514	50,781	38,111	137,869	90,075
Realized gain (loss) on investments	41,263	41,531	(18)	59	91,789	64,920	116,256	86,942
Change in unrealized gain (loss) on investments	4,030	163,164	(134)	(1,858)	(1,203,859)	852,364	48,862	384,214
Reinvested capital gains	35,194	2,807	-	-	77,873	33,599	66,643	247,302

Net increase (decrease) in contract owners’ equity resulting from operations	105,904	231,656	3,557	715	(983,416)	988,994	369,630	808,533

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	210,832	218,864	32,289	17,685	2,367,955	1,744,884	997,494	872,697
Transfers between funds	(97,477)	56,787	77,673	34,282	271,930	(10,236)	143,654	(43,197)
Surrenders (note 6)	(35,100)	(95,584)	(2,856)	(19,225)	(81,020)	(114,649)	(111,698)	(19,913)
Death Benefits (note 4)	(678)	-	-	-	-	(2,430)	(7,726)	(10,175)
Net policy repayments (loans) (note 5)	(6,943)	1,152	(1,409)	(17)	(27,801)	(65,439)	(18,815)	(2,465)
Deductions for surrender charges (note 2d)	(1,112)	(5,759)	(137)	(343)	(30,263)	(29,711)	(21,137)	(11,308)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(68,892)	(67,251)	(11,641)	(6,575)	(665,815)	(520,126)	(317,562)	(283,868)
Asset charges (note 3)	(2,027)	(2,105)	(373)	(319)	(25,089)	(18,513)	(13,253)	(10,352)
Adjustments to maintain reserves	4	4	1	(5)	30	(4,794)	11	(7)

Net equity transactions	(1,393)	106,108	93,547	25,483	1,809,927	978,986	650,968	491,412

Net change in contract owners’ equity	104,511	337,764	97,104	26,198	826,511	1,967,980	1,020,598	1,299,945
Contract owners’ equity beginning of period	1,348,682	1,010,918	86,458	60,260	5,797,017	3,829,037	4,039,744	2,739,799

Contract owners’ equity end of period	$1,453,193	1,348,682	183,562	86,458	6,623,528	5,797,017	5,060,342	4,039,744

CHANGES IN UNITS:
Beginning units	71,016	64,464	5,666	3,990	255,548	209,550	238,428	207,000
Units purchased	12,501	19,934	7,010	3,422	126,874	91,003	76,370	68,781
Units redeemed	(12,726)	(13,382)	(1,086)	(1,746)	(47,714)	(45,005)	(39,903)	(37,353)

Ending units	70,791	71,016	11,590	5,666	334,708	255,548	274,895	238,428

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF10S		FF20S		FF30S		FGS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$20,396	15,891	38,477	36,162	86,978	79,610	5,072	5,952
Realized gain (loss) on investments	10,658	19,262	90,834	19,884	66,793	217,332	330,722	34,376
Change in unrealized gain (loss) on investments	3,991	75,066	(63,893)	195,836	7,862	585,500	113,477	856,493
Reinvested capital gains	20,367	11,415	40,751	25,689	108,607	68,390	-	2,148

Net increase (decrease) in contract owners’ equity resulting from operations	55,412	121,634	106,169	277,571	270,240	950,832	449,271	898,969

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	346,418	167,195	507,989	496,904	1,080,947	1,098,007	986,535	406,858
Transfers between funds	43	161,053	(98,732)	101,039	12,622	(472,144)	1,195,360	217,417
Surrenders (note 6)	(1,065)	1	(54,919)	(3,495)	(52,073)	(115,301)	(302,754)	(9,653)
Death Benefits (note 4)	-	-	-	(401)	(2,450)	(2,093)	-	(1,814)
Net policy repayments (loans) (note 5)	398	(387)	(3,139)	(20,062)	(40,434)	6,689	(17,220)	(17,255)
Deductions for surrender charges (note 2d)	(434)	(356)	(21,939)	(12,118)	(16,979)	(45,176)	(44,205)	(9,155)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(94,356)	(96,279)	(197,690)	(195,294)	(478,732)	(484,083)	(303,404)	(217,529)
Asset charges (note 3)	(6,724)	(6,305)	(15,272)	(11,407)	(30,278)	(27,151)	(12,456)	(8,974)
Adjustments to maintain reserves	(12)	8	10	1	21	(4)	5	5

Net equity transactions	244,268	224,930	116,308	355,167	472,644	(41,256)	1,501,861	359,900

Net change in contract owners’ equity	299,680	346,564	222,477	632,738	742,884	909,576	1,951,132	1,258,869
Contract owners’ equity beginning of period	1,031,399	684,835	2,216,763	1,584,025	5,212,310	4,302,734	3,593,071	2,334,202

Contract owners’ equity end of period	$1,331,079	1,031,399	2,439,240	2,216,763	5,955,194	5,212,310	5,544,203	3,593,071

CHANGES IN UNITS:
Beginning units	60,427	45,496	125,691	104,144	283,709	284,545	187,989	166,338
Units purchased	20,185	25,660	28,514	36,646	61,639	77,089	110,068	42,475
Units redeemed	(5,878)	(10,729)	(22,063)	(15,099)	(36,231)	(77,925)	(37,173)	(20,824)

Ending units	74,734	60,427	132,142	125,691	309,117	283,709	260,884	187,989

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FIGBS		FMCS		FOSR		FVSS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$88,340	85,823	12,050	24,244	26,747	23,539	237	171
Realized gain (loss) on investments	(51,504)	(8,798)	303,025	382,642	34,172	(32,513)	290	264
Change in unrealized gain (loss) on investments	172,937	(191,118)	(47,941)	561,944	(237,499)	452,415	1,065	4,738
Reinvested capital gains	1,602	45,791	158,602	755,471	505	6,935	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	211,375	(68,302)	425,736	1,724,301	(176,075)	450,376	1,592	5,173

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	644,485	707,496	1,734,127	1,052,049	249,915	234,846	1,935	1,805
Transfers between funds	(385,088)	233,035	(243,590)	(213,126)	123,630	133,624	866	895
Surrenders (note 6)	(155,603)	(42,257)	(277,031)	(94,820)	(81,429)	(32,031)	-	-
Death Benefits (note 4)	(4,459)	(502)	-	-	(1,953)	(1,756)	-	-
Net policy repayments (loans) (note 5)	(10,074)	(17,561)	(45,210)	(73,888)	(3,268)	(9,316)	-	-
Deductions for surrender charges (note 2d)	(22,396)	(13,681)	(36,357)	(28,575)	(14,024)	(4,617)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(228,057)	(253,384)	(497,680)	(409,726)	(124,403)	(120,758)	(1,534)	(1,391)
Asset charges (note 3)	(9,318)	(8,999)	(27,156)	(20,954)	(6,810)	(5,936)	(105)	(91)
Adjustments to maintain reserves	25	(11)	(33)	1,400	13	(1)	3	(7)

Net equity transactions	(170,485)	604,136	607,070	212,360	141,671	194,055	1,165	1,211

Net change in contract owners’ equity	40,890	535,834	1,032,806	1,936,661	(34,404)	644,431	2,757	6,384
Contract owners’ equity beginning of period	4,069,121	3,533,287	6,559,465	4,622,804	2,045,465	1,401,034	22,955	16,571

Contract owners’ equity end of period	$4,110,011	4,069,121	7,592,271	6,559,465	2,011,061	2,045,465	25,712	22,955

CHANGES IN UNITS:
Beginning units	274,240	233,628	275,346	264,029	113,452	101,255	1,183	1,114
Units purchased	66,561	74,295	92,880	59,547	22,772	28,511	141	155
Units redeemed	(78,876)	(33,683)	(68,122)	(48,230)	(14,748)	(16,314)	(82)	(86)

Ending units	261,925	274,240	300,104	275,346	121,476	113,452	1,242	1,183

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVIS2		FTVRDI		FTVSVI		FTVDM2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$44,711	58,590	829	1,109	27,228	45,601	8,264	-
Realized gain (loss) on investments	17,161	18,545	4,471	1,045	258,799	336,476	2,062	-
Change in unrealized gain (loss) on investments	(20,349)	42,313	(609)	13,162	(501,099)	514,425	(36,279)	-
Reinvested capital gains	-	-	1,027	-	236,882	50,498	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,523	119,448	5,718	15,316	21,810	947,000	(25,953)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	15,539	13,268	2,657	2,894	409,606	522,832	37,145	-
Transfers between funds	(4,155)	(67,063)	8,031	12,001	(409,379)	(296,805)	505,382	-
Surrenders (note 6)	(34,090)	(4,378)	-	(2,083)	(118,855)	(50,056)	(15,771)	-
Death Benefits (note 4)	-	-	-	-	-	(1,686)	-	-
Net policy repayments (loans) (note 5)	(20,408)	(5,918)	-	-	(18,463)	(54,730)	(1,135)	-
Deductions for surrender charges (note 2d)	(5,263)	(5,115)	-	(365)	(14,433)	(16,906)	(2,696)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(49,351)	(60,680)	(2,680)	(3,192)	(206,519)	(234,733)	(18,011)	-
Asset charges (note 3)	(2,668)	(2,528)	(264)	(275)	(8,441)	(8,371)	(1,285)	-
Adjustments to maintain reserves	12	(166)	16	(8)	(32)	(535)	11	-

Net equity transactions	(100,384)	(132,580)	7,760	8,972	(366,516)	(140,990)	503,640	-

Net change in contract owners’ equity	(58,861)	(13,132)	13,478	24,288	(344,706)	806,010	477,687	-
Contract owners’ equity beginning of period	896,587	909,719	67,633	43,345	3,408,627	2,602,617	-	-

Contract owners’ equity end of period	$837,726	896,587	81,111	67,633	3,063,921	3,408,627	477,687	-

CHANGES IN UNITS:
Beginning units	54,549	63,064	3,483	2,903	152,465	158,909	-	-
Units purchased	1,497	1,864	496	917	21,681	33,277	55,035	-
Units redeemed	(7,327)	(10,379)	(147)	(337)	(38,299)	(39,721)	(4,375)	-

Ending units	48,719	54,549	3,832	3,483	135,847	152,465	50,660	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TIF2		FTVGI2		FTVFA2		AMTB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$13,788	-	105,101	-	39,565	156,069	12,054	18,549
Realized gain (loss) on investments	(4,979)	-	(6,183)	-	2,822	1,289	(14,417)	(1,211)
Change in unrealized gain (loss) on investments	(98,523)	-	(78,092)	-	(3,892)	(107,109)	6,852	(12,280)
Reinvested capital gains	-	-	-	-	1,207	227,604	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(89,714)	-	20,826	-	39,702	277,853	4,489	5,058

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	29,801	-	49,558	-	13,123	23,134	565,825	565,963
Transfers between funds	734,320	-	2,007,684	-	(9,017)	(1,697)	(4,749)	(231,248)
Surrenders (note 6)	(41,570)	-	(19,735)	-	(1,765)	(52,385)	(747,138)	(47,527)
Death Benefits (note 4)	-	-	-	-	-	-	-	(395)
Net policy repayments (loans) (note 5)	(6,124)	-	(33,726)	-	1,683	(2,203)	(2,539)	(7,024)
Deductions for surrender charges (note 2d)	(1,006)	-	(6,435)	-	(585)	(109)	(1,155)	(7,579)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,813)	-	(60,679)	-	(44,266)	(52,242)	(42,237)	(49,070)
Asset charges (note 3)	(1,417)	-	(5,784)	-	(1,802)	(1,741)	(1,934)	(1,838)
Adjustments to maintain reserves	44	-	10	-	7	(5)	6	-

Net equity transactions	693,235	-	1,930,893	-	(42,622)	(87,248)	(233,921)	221,282

Net change in contract owners’ equity	603,521	-	1,951,719	-	(2,920)	190,605	(229,432)	226,340
Contract owners’ equity beginning of period	-	-	-	-	1,394,493	1,203,888	899,896	673,556

Contract owners’ equity end of period	$603,521	-	1,951,719	-	1,391,573	1,394,493	670,464	899,896

CHANGES IN UNITS:
Beginning units	-	-	-	-	103,801	110,914	74,467	56,081
Units purchased	78,607	-	224,835	-	1,051	1,919	47,079	70,312
Units redeemed	(9,514)	-	(31,322)	-	(4,137)	(9,032)	(66,401)	(51,926)

Ending units	69,093	-	193,513	-	100,715	103,801	55,145	74,467

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		AMFAS		AMSRS		OVGS		OVIG
		2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$	-	-	677	1,065	27,974	-	70	-
Realized gain (loss) on investments		388	3,640	6,881	17,840	(2,396)	-	(1,332)	-
Change in unrealized gain (loss) on investments		(1,759)	3,463	9,968	31,282	(89,001)	-	(673)	-
Reinvested capital gains		2,424	-	-	-	114,126	-	123	-

Net increase (decrease) in contract owners’ equity resulting from operations		1,053	7,103	17,526	50,187	50,703	-	(1,812)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		3,309	3,697	14,064	19,979	240,226	-	18,583	-
Transfers between funds		-	-	(1,151)	(40,214)	2,598,093	-	33,643	-
Surrenders (note 6)		3,935	(3,385)	(751)	(204)	(36,231)	-	-	-
Death Benefits (note 4)		-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)		-	-	57	(837)	(11,464)	-	-	-
Deductions for surrender charges (note 2d)		2,689	(2,689)	(207)	(232)	(5,187)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(1,629)	(1,333)	(12,476)	(12,274)	(97,837)	-	(2,488)	-
Asset charges (note 3)		(116)	(94)	(710)	(647)	(5,287)	-	(61)	-
Adjustments to maintain reserves		(4)	6	4	(11)	(37)	-	(3)	-

Net equity transactions		8,184	(3,798)	(1,170)	(34,440)	2,682,276	-	49,674	-

Net change in contract owners’ equity		9,237	3,305	16,356	15,747	2,732,979	-	47,862	-
Contract owners’ equity beginning of period		18,982	15,677	170,461	154,714	-	-	-	-

Contract owners’ equity end of period	$	28,219	18,982	186,817	170,461	2,732,979	-	47,862	-

CHANGES IN UNITS:
Beginning units		1,218	1,467	8,706	10,873	-	-	-	-
Units purchased		532	290	736	1,257	197,152	-	5,543	-
Units redeemed		-	(539)	(798)	(3,424)	(15,631)	-	(284)	-

Ending units		1,750	1,218	8,644	8,706	181,521	-	5,259	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		OVGI		OVSC		OVSB		PMVAAA
		2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$	13,816	11,583	13,209	13,853	8,823	7,173	24,180	11,087
Realized gain (loss) on investments		166,732	67,600	175,818	110,300	(425)	1,349	(3,162)	(13,320)
Change in unrealized gain (loss) on investments		(23,537)	221,943	(225,201)	332,092	(5,863)	(6,834)	(23,451)	(4,522)
Reinvested capital gains		33,395	-	212,219	18,237	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		190,406	301,126	176,045	474,482	2,535	1,688	(2,433)	(6,755)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		543,759	260,241	143,445	383,717	20,872	22,176	104,790	141,380
Transfers between funds		466,123	55,750	(254,689)	(14,284)	273,075	64,046	137,848	176,457
Surrenders (note 6)		(72,120)	(43,019)	(44,344)	(25,089)	(233)	(3,049)	(84)	(75,393)
Death Benefits (note 4)		-	(221)	-	(245)	-	-	-	-
Net policy repayments (loans) (note 5)		(19,742)	(11,200)	18,446	(40,332)	6	(544)	-	-
Deductions for surrender charges (note 2d)		(7,140)	(12,702)	(5,638)	(4,861)	(70)	(924)	(243)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(139,613)	(104,108)	(80,571)	(81,142)	(13,926)	(10,576)	(25,942)	(21,034)
Asset charges (note 3)		(5,321)	(4,791)	(5,552)	(5,670)	(1,095)	(618)	(876)	(645)
Adjustments to maintain reserves		44	58	45	87	34	2,989	13	(3)

Net equity transactions		765,990	140,008	(228,858)	212,181	278,663	73,500	215,506	220,762

Net change in contract owners’ equity		956,396	441,134	(52,813)	686,663	281,198	75,188	213,073	214,007
Contract owners’ equity beginning of period		1,346,894	905,760	1,718,731	1,032,068	190,349	115,161	255,895	41,888

Contract owners’ equity end of period	$	2,303,290	1,346,894	1,665,918	1,718,731	471,547	190,349	468,968	255,895

CHANGES IN UNITS:
Beginning units		73,971	65,549	77,262	65,423	18,724	11,313	23,803	3,907
Units purchased		59,198	20,960	15,590	25,395	27,894	9,009	35,744	28,990
Units redeemed		(18,903)	(12,538)	(25,948)	(13,556)	(1,514)	(1,598)	(16,130)	(9,094)

Ending units		114,266	73,971	66,904	77,262	45,104	18,724	43,417	23,803

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVRSA		PMVFBA		PMVLDA		PMVTRA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$161	-	21,036	15,909	45,305	44,357	63,653	38,931
Realized gain (loss) on investments	(121)	-	(16,968)	(3,183)	14,355	8,393	(31,834)	(24,056)
Change in unrealized gain (loss) on investments	(14,579)	-	(4,109)	(80,815)	(26,001)	(61,128)	77,825	(76,428)
Reinvested capital gains	-	-	2,776	9,340	-	-	-	19,690

Net increase (decrease) in contract owners’ equity resulting from operations	(14,539)	-	2,735	(58,749)	33,659	(8,378)	109,644	(41,863)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	71,747	-	115,466	161,839	624,406	1,200,425	872,823	978,486
Transfers between funds	66,772	-	(67,897)	20,571	383,978	84,980	484,503	287,463
Surrenders (note 6)	(1)	-	(17,722)	(15,253)	(112,091)	(72,481)	(9,144)	(80,721)
Death Benefits (note 4)	-	-	-	-	-	(107)	-	(1,286)
Net policy repayments (loans) (note 5)	-	-	7,452	(20,674)	17,018	(121,519)	(27,593)	(3,220)
Deductions for surrender charges (note 2d)	-	-	(8,643)	(3,743)	(9,605)	(16,210)	(1,724)	(7,516)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,140)	-	(53,163)	(56,600)	(269,581)	(270,074)	(193,430)	(146,969)
Asset charges (note 3)	(26)	-	(2,293)	(1,646)	(9,969)	(8,312)	(5,775)	(6,607)
Adjustments to maintain reserves	13	-	(5)	5	(97)	55	(232)	74

Net equity transactions	128,365	-	(26,805)	84,499	624,059	796,757	1,119,428	1,019,704

Net change in contract owners’ equity	113,826	-	(24,070)	25,750	657,718	788,379	1,229,072	977,841
Contract owners’ equity beginning of period	-	-	941,753	916,003	3,251,061	2,462,682	2,096,284	1,118,443

Contract owners’ equity end of period	$113,826	-	917,683	941,753	3,908,779	3,251,061	3,325,356	2,096,284

CHANGES IN UNITS:
Beginning units	-	-	73,260	66,644	261,520	197,839	192,991	100,954
Units purchased	16,517	-	10,689	26,723	122,273	145,572	178,903	139,012
Units redeemed	(1,198)	-	(12,847)	(20,107)	(72,012)	(81,891)	(78,290)	(46,975)

Ending units	15,319	-	71,102	73,260	311,781	261,520	293,604	192,991

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACEG		AVMCCI		RVARS		TRHS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$13	112	57	763	-	-	-	-
Realized gain (loss) on investments	659	464	814	527	117	(3)	-	320,069
Change in unrealized gain (loss) on investments	1,861	8,069	(11,368)	13,927	9,100	478	-	21,536
Reinvested capital gains	-	-	16,457	7,705	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,533	8,645	5,960	22,922	9,217	475	-	341,605

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,949	3,171	14,163	27,076	97,141	5,305	-	354,533
Transfers between funds	-	-	21,124	60,397	32,094	107,861	-	439,699
Surrenders (note 6)	-	54	-	-	(816)	-	-	(7,091)
Death Benefits (note 4)	-	-	-	-	-	-	-	(93)
Net policy repayments (loans) (note 5)	(30)	(1,048)	1	(131)	-	-	-	39
Deductions for surrender charges (note 2d)	-	(287)	(63)	-	-	-	-	(577)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,807)	(2,629)	(5,846)	(4,846)	(9,278)	(1,234)	-	(84,438)
Asset charges (note 3)	(149)	(124)	(540)	(351)	(36)	-	-	(3,262)
Adjustments to maintain reserves	9	(9)	2	(5)	13	(6)	-	(1,775,522)

Net equity transactions	(28)	(872)	28,841	82,140	119,118	111,926	-	(1,076,712)

Net change in contract owners’ equity	2,505	7,773	34,801	105,062	128,335	112,401	-	(735,107)
Contract owners’ equity beginning of period	29,691	21,918	133,512	28,450	112,401	-	-	735,107

Contract owners’ equity end of period	$32,196	29,691	168,313	133,512	240,736	112,401	-	-

CHANGES IN UNITS:
Beginning units	2,173	2,248	10,303	2,828	11,245	-	-	66,964
Units purchased	226	306	2,616	7,930	13,317	11,369	-	-
Units redeemed	(226)	(381)	(482)	(455)	(1,550)	(124)	-	(66,964)

Ending units	2,173	2,173	12,437	10,303	23,012	11,245	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TRHSP		TRHS2		VWHA		WRPMAV
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	-	-	1,971	10,935	89	-
Realized gain (loss) on investments	93,831	3,266	111,142	60,494	11,556	(16,182)	(20)	-
Change in unrealized gain (loss) on investments	771,511	204,015	169,975	310,184	(526,612)	159,266	(357)	-
Reinvested capital gains	480,770	112,421	119,484	51,444	-	31,258	304	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,346,112	319,702	400,601	422,122	(513,085)	185,277	16	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,774,265	414,437	88,311	66,973	629,693	460,118	9,576	-
Transfers between funds	1,217,726	548,683	5,684	141,537	226,508	152,221	-	-
Surrenders (note 6)	(40,152)	(1,423)	(22,783)	(5,145)	(25,472)	(108,384)	-	-
Death Benefits (note 4)	(11,726)	-	(1,026)	(73)	-	(2,159)	-	-
Net policy repayments (loans) (note 5)	(35,294)	(12,300)	(60,243)	3,505	(47,733)	(864)	-	-
Deductions for surrender charges (note 2d)	(14,375)	(1,274)	(2,029)	(2,161)	(1,262)	(9,899)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(438,440)	(99,915)	(55,467)	(53,277)	(203,573)	(138,238)	(2,514)	-
Asset charges (note 3)	(23,494)	(4,501)	(4,705)	(3,624)	(11,365)	(7,527)	(32)	-
Adjustments to maintain reserves	(2,423)	1,763,290	13	26	(10)	(4,834)	(1)	-

Net equity transactions	2,426,087	2,606,997	(52,245)	147,761	566,786	340,434	7,029	-

Net change in contract owners’ equity	3,772,199	2,926,699	348,356	569,883	53,701	525,711	7,045	-
Contract owners’ equity beginning of period	2,926,699	-	1,280,328	710,445	2,122,341	1,596,630	-	-

Contract owners’ equity end of period	$6,698,898	2,926,699	1,628,684	1,280,328	2,176,042	2,122,341	7,045	-

CHANGES IN UNITS:
Beginning units	176,380	-	55,307	46,191	195,493	162,561	-	-
Units purchased	168,280	195,349	6,627	16,681	93,205	61,951	929	-
Units redeemed	(37,807)	(18,969)	(8,319)	(7,565)	(40,929)	(29,019)	(249)	-

Ending units	306,853	176,380	53,615	55,307	247,769	195,493	680	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRPMMV		WRASP		WRBP		WRBDP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$439	-	46,516	95,117	2,268	2,599	27,716	21,915
Realized gain (loss) on investments	(19)	-	170,734	177,127	1,767	512	(2,692)	(400)
Change in unrealized gain (loss) on investments	(2,330)	-	(1,995,296)	1,472,105	(3,587)	20,501	(16,615)	(45,801)
Reinvested capital gains	1,792	-	1,232,961	-	20,386	14,939	21,917	10,363

Net increase (decrease) in contract owners’ equity resulting from operations	(118)	-	(545,085)	1,744,349	20,834	38,551	30,326	(13,923)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	86,128	-	2,785,991	1,993,832	121,628	53,161	129,816	128,946
Transfers between funds	35	-	481,603	(4,202)	22,257	1,828	23,894	10,162
Surrenders (note 6)	-	-	(172,172)	(135,099)	(1,271)	(479)	(2,666)	(3,188)
Death Benefits (note 4)	-	-	-	(1,606)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(70,315)	(51,322)	(5,222)	(3,020)	(17,173)	(10,211)
Deductions for surrender charges (note 2d)	-	-	(77,084)	(38,296)	(305)	(200)	(2,022)	(1,602)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,185)	-	(820,926)	(684,880)	(27,659)	(23,040)	(53,901)	(55,436)
Asset charges (note 3)	(9)	-	(30,825)	(21,342)	(396)	(208)	(518)	(422)
Adjustments to maintain reserves	3	-	(2,078)	(3,704)	12	(4)	13	5

Net equity transactions	83,972	-	2,094,194	1,053,381	109,044	28,038	77,443	68,254

Net change in contract owners’ equity	83,854	-	1,549,109	2,797,730	129,878	66,589	107,769	54,331
Contract owners’ equity beginning of period	-	-	9,159,250	6,361,520	213,949	147,360	662,510	608,179

Contract owners’ equity end of period	$83,854	-	10,708,359	9,159,250	343,827	213,949	770,279	662,510

CHANGES IN UNITS:
Beginning units	-	-	638,838	555,210	13,424	11,437	51,425	46,221
Units purchased	8,314	-	266,771	191,695	8,870	3,930	13,312	11,884
Units redeemed	(212)	-	(117,220)	(108,067)	(2,240)	(1,943)	(7,432)	(6,680)

Ending units	8,102	-	788,389	638,838	20,054	13,424	57,305	51,425

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRCEP		WRDIV		WRENG		WRGBP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,109	2,672	7,398	7,816	-	-	950	-
Realized gain (loss) on investments	7,222	11,276	18,511	7,678	5,938	4,159	329	20
Change in unrealized gain (loss) on investments	(37,987)	91,694	(14,846)	102,881	(47,433)	47,821	(1,681)	525
Reinvested capital gains	87,592	39,344	49,629	10,621	9,417	771	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	59,936	144,986	60,692	128,996	(32,078)	52,751	(402)	545

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	106,977	114,845	115,574	107,375	66,327	62,181	21,804	10,827
Transfers between funds	(2,357)	5,211	(963)	(5,665)	7,230	5,706	1,837	12,600
Surrenders (note 6)	(5,415)	(3,625)	(7,915)	(5,363)	(1,029)	(1,428)	-	-
Death Benefits (note 4)	-	(250)	-	(248)	-	-	-	-
Net policy repayments (loans) (note 5)	(1,368)	(20,009)	(17,686)	(6,366)	(2,499)	(5,423)	-	-
Deductions for surrender charges (note 2d)	(2,546)	(3,385)	(4,830)	(2,782)	(776)	(1,630)	-	(149)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(55,373)	(51,278)	(43,135)	(41,804)	(24,430)	(23,696)	(3,132)	(2,476)
Asset charges (note 3)	(559)	(406)	(328)	(255)	(94)	(63)	(69)	(48)
Adjustments to maintain reserves	(6)	3	3	1	(86)	-	13	(5)

Net equity transactions	39,353	41,106	40,720	44,893	44,643	35,647	20,453	20,749

Net change in contract owners’ equity	99,289	186,092	101,412	173,889	12,565	88,398	20,051	21,294
Contract owners’ equity beginning of period	590,083	403,991	585,492	411,603	262,601	174,203	36,899	15,605

Contract owners’ equity end of period	$689,372	590,083	686,904	585,492	275,166	262,601	56,950	36,899

CHANGES IN UNITS:
Beginning units	33,450	30,575	41,681	37,979	23,693	20,080	3,428	1,475
Units purchased	6,768	8,550	9,034	8,975	6,687	7,059	2,572	2,205
Units redeemed	(4,588)	(5,675)	(6,195)	(5,273)	(2,622)	(3,446)	(719)	(252)

Ending units	35,630	33,450	44,520	41,681	27,758	23,693	5,281	3,428

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRGNR		WRGP		WRHIP		WRIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	2,337	1,730	136,965	81,079	10,057	3,291
Realized gain (loss) on investments	2,394	755	15,635	6,336	62,560	17,548	6,956	3,950
Change in unrealized gain (loss) on investments	(82,524)	37,192	(55,378)	92,848	(173,298)	75,419	(53,632)	53,966
Reinvested capital gains	-	-	103,861	30,919	20,663	-	41,009	7,042

Net increase (decrease) in contract owners’ equity resulting from operations	(80,130)	37,947	66,455	131,833	46,890	174,046	4,390	68,249

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	116,063	125,371	121,568	113,227	796,692	709,141	119,040	104,230
Transfers between funds	33,833	(2,136)	36,653	(4,102)	248,884	702,510	18,842	(164)
Surrenders (note 6)	(9,483)	(3,517)	(8,679)	(6,013)	(5,422)	(6,429)	(12,091)	(4,912)
Death Benefits (note 4)	-	(129)	-	-	(9,757)	-	-	(100)
Net policy repayments (loans) (note 5)	(5,805)	(8,406)	(14,429)	(6)	(14,459)	(14,612)	(12,447)	(4,384)
Deductions for surrender charges (note 2d)	(4,238)	(3,968)	(1,559)	(1,424)	(4,124)	(4,432)	(3,110)	(3,897)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(51,074)	(51,352)	(45,157)	(41,213)	(175,960)	(120,242)	(43,250)	(43,295)
Asset charges (note 3)	(518)	(451)	(360)	(258)	(8,641)	(5,546)	(651)	(498)
Adjustments to maintain reserves	4	4	(217)	(7)	10	(12)	4	2

Net equity transactions	78,782	55,416	87,820	60,204	827,223	1,260,378	66,337	46,982

Net change in contract owners’ equity	(1,348)	93,363	154,275	192,037	874,113	1,434,424	70,727	115,231
Contract owners’ equity beginning of period	552,820	459,457	517,582	325,545	2,455,110	1,020,686	441,577	326,346

Contract owners’ equity end of period	$551,472	552,820	671,857	517,582	3,329,223	2,455,110	512,304	441,577

CHANGES IN UNITS:
Beginning units	75,192	67,369	32,495	27,890	132,052	60,663	34,299	30,222
Units purchased	20,600	19,544	10,126	8,781	78,246	85,238	10,643	9,346
Units redeemed	(9,540)	(11,721)	(4,896)	(4,176)	(34,577)	(13,849)	(5,526)	(5,269)

Ending units	86,252	75,192	37,725	32,495	175,721	132,052	39,416	34,299

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRI2P		WRLTBP		WRMIC		WRMCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$10,575	5,186	55	-	-	-	-	-
Realized gain (loss) on investments	12,085	3,712	(80)	(107)	22,062	15,016	31,169	38,140
Change in unrealized gain (loss) on investments	(49,025)	66,757	79	79	(66,831)	75,004	484	104,025
Reinvested capital gains	32,847	-	13	4	37,152	7,777	92,112	18,357

Net increase (decrease) in contract owners’ equity resulting from operations	6,482	75,655	67	(24)	(7,617)	97,797	123,765	160,522

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	87,777	83,092	4,737	3,288	60,134	42,759	241,859	241,130
Transfers between funds	7,291	8,010	1,858	527	(50,168)	39,181	489,442	320,176
Surrenders (note 6)	(11,369)	(1,136)	-	-	(2,243)	(894)	(6,020)	(19,934)
Death Benefits (note 4)	-	(54)	-	(116)	-	(63)	-	-
Net policy repayments (loans) (note 5)	(9,195)	(9,985)	(758)	-	(5,079)	(3,870)	(12,288)	(2,022)
Deductions for surrender charges (note 2d)	(2,411)	(895)	-	(129)	(1,443)	(2,390)	(2,211)	(9,247)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,059)	(27,439)	(1,583)	(778)	(20,175)	(19,808)	(97,467)	(62,806)
Asset charges (note 3)	(420)	(294)	-	-	(186)	(146)	(1,572)	(847)
Adjustments to maintain reserves	17	(3)	7	(6)	10	(3)	18	(13)

Net equity transactions	42,631	51,296	4,261	2,786	(19,150)	54,766	611,761	466,437

Net change in contract owners’ equity	49,113	126,951	4,328	2,762	(26,767)	152,563	735,526	626,959
Contract owners’ equity beginning of period	396,049	269,098	6,679	3,917	303,932	151,369	978,291	351,332

Contract owners’ equity end of period	$445,162	396,049	11,007	6,679	277,165	303,932	1,713,817	978,291

CHANGES IN UNITS:
Beginning units	29,839	25,325	636	371	15,170	11,883	47,242	22,045
Units purchased	7,287	8,090	638	520	3,335	5,138	36,112	30,926
Units redeemed	(4,064)	(3,576)	(236)	(255)	(4,426)	(1,851)	(6,631)	(5,729)

Ending units	33,062	29,839	1,038	636	14,079	15,170	76,723	47,242

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRMMP		WRPAP		WRPCP		WRPMP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$42	30	6,513	7,464	3,311	5,400	28,324	25,262
Realized gain (loss) on investments	-	-	4,314	4,350	4,100	9,622	32,826	29,302
Change in unrealized gain (loss) on investments	-	-	(29,338)	96,707	(15,708)	13,074	(138,895)	297,138
Reinvested capital gains	-	-	55,691	34,701	18,770	16,007	193,931	80,481

Net increase (decrease) in contract owners’ equity resulting from operations	42	30	37,180	143,222	10,473	44,103	116,186	432,183

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	410,270	201,759	159,949	145,548	77,950	78,867	563,252	499,578
Transfers between funds	(239,725)	(113,526)	15,437	3,102	3,378	(4,773)	(23,457)	60,645
Surrenders (note 6)	(1,238)	(8,905)	(2,563)	(361)	(898)	(46,765)	(4,351)	58
Death Benefits (note 4)	-	(30)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(3,977)	(1,076)	-	-	(396)	(57,842)	(24,807)	(53,248)
Deductions for surrender charges (note 2d)	(1,971)	(7,383)	(2,794)	(2,610)	(756)	(14,608)	(10,074)	(486)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(66,918)	(65,465)	(55,449)	(52,181)	(49,155)	(48,674)	(274,372)	(254,538)
Asset charges (note 3)	(197)	(119)	(459)	(451)	(904)	(651)	(7,905)	(6,391)
Adjustments to maintain reserves	7	-	4	(12)	(6)	2	13	(4)

Net equity transactions	96,251	5,255	114,125	93,035	29,213	(94,444)	218,299	245,614

Net change in contract owners’ equity	96,293	5,285	151,305	236,257	39,686	(50,341)	334,485	677,797
Contract owners’ equity beginning of period	149,206	143,921	726,995	490,738	281,738	332,079	2,629,772	1,951,975

Contract owners’ equity end of period	$245,499	149,206	878,300	726,995	321,424	281,738	2,964,257	2,629,772

CHANGES IN UNITS:
Beginning units	14,649	14,133	47,599	40,847	20,523	27,757	180,214	161,633
Units purchased	44,157	23,366	11,230	10,927	5,989	6,364	38,790	42,783
Units redeemed	(34,708)	(22,850)	(3,988)	(4,175)	(3,866)	(13,598)	(24,125)	(24,202)

Ending units	24,098	14,649	54,841	47,599	22,646	20,523	194,879	180,214

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRPMAP		WRPMCP		WRRESP		WRSTP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$32,935	28,809	3,627	3,921	2,248	2,359	-	-
Realized gain (loss) on investments	43,994	39,311	2,598	2,403	12,144	9,829	31,793	31,715
Change in unrealized gain (loss) on investments	(146,722)	376,839	(14,877)	32,561	32,039	(18,334)	(85,442)	293,357
Reinvested capital gains	221,624	104,551	23,496	11,671	12,893	-	86,520	46,569

Net increase (decrease) in contract owners’ equity resulting from operations	151,831	549,510	14,844	50,556	59,324	(6,146)	32,871	371,641

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	886,609	830,929	92,024	110,843	32,160	37,569	196,853	174,376
Transfers between funds	73,727	7,517	6,394	7,352	27,763	16,262	17,117	(73,315)
Surrenders (note 6)	(10,709)	(135,651)	1	(9,218)	(5,422)	(598)	(11,949)	(3,922)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(78,737)	(1,507)	(4,305)	(8,406)	(1,456)	(5,568)	(8,896)	(15,086)
Deductions for surrender charges (note 2d)	(19,699)	(26,191)	-	(4,780)	(1,743)	(510)	(5,244)	(4,599)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(387,576)	(357,580)	(49,480)	(49,764)	(14,896)	(14,538)	(87,857)	(80,908)
Asset charges (note 3)	(8,929)	(6,707)	(1,791)	(1,260)	(174)	(166)	(959)	(770)
Adjustments to maintain reserves	(1,543)	(8)	(1,483)	(9)	11	(5)	(212)	(10)

Net equity transactions	453,143	310,802	41,360	44,758	36,243	32,446	98,853	(4,234)

Net change in contract owners’ equity	604,974	860,312	56,204	95,314	95,567	26,300	131,724	367,407
Contract owners’ equity beginning of period	3,050,600	2,190,288	357,569	262,255	176,713	150,413	1,029,846	662,439

Contract owners’ equity end of period	$3,655,574	3,050,600	413,773	357,569	272,280	176,713	1,161,570	1,029,846

CHANGES IN UNITS:
Beginning units	203,816	181,186	25,181	21,739	13,656	11,755	45,529	45,799
Units purchased	65,024	64,092	6,841	9,050	4,531	3,533	10,755	10,493
Units redeemed	(35,376)	(41,462)	(3,971)	(5,608)	(2,022)	(1,632)	(6,384)	(10,763)

Ending units	233,464	203,816	28,051	25,181	16,165	13,656	49,900	45,529

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRSCP		WRSCV		WRVP		WFVSCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	230	1,839	2,574	1,337	-	-
Realized gain (loss) on investments	7,907	8,912	5,460	4,749	8,779	3,546	22,918	73,651
Change in unrealized gain (loss) on investments	(42,347)	93,075	(26,787)	42,307	(17,915)	42,002	(117,531)	202,857
Reinvested capital gains	42,124	-	39,505	13,604	31,658	4,296	82,009	43,551

Net increase (decrease) in contract owners’ equity resulting from operations	7,684	101,987	18,408	62,499	25,096	51,181	(12,604)	320,059

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	86,914	70,738	41,344	44,948	51,278	44,424	132,385	123,725
Transfers between funds	19,018	(6,563)	(7,432)	(6,792)	(1,350)	4,192	44,117	(54,271)
Surrenders (note 6)	(5,522)	(5,072)	(234)	(894)	(75)	(759)	(3,898)	(9,070)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(5,792)	(8,435)	(4,882)	(3,066)	(6,047)	7	(2,733)	(12,865)
Deductions for surrender charges (note 2d)	(2,171)	(2,352)	(445)	(809)	(312)	(660)	(1,741)	(2,893)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(31,200)	(29,620)	(20,601)	(20,184)	(15,910)	(13,630)	(60,465)	(63,674)
Asset charges (note 3)	(560)	(437)	(337)	(269)	(74)	(29)	(2,478)	(2,125)
Adjustments to maintain reserves	(116)	9	14	(1)	5	(7)	16	1

Net equity transactions	60,571	18,268	7,427	12,933	27,515	33,538	105,203	(21,172)

Net change in contract owners’ equity	68,255	120,255	25,835	75,432	52,611	84,719	92,599	298,887
Contract owners’ equity beginning of period	340,138	219,883	256,027	180,595	213,435	128,716	897,854	598,967

Contract owners’ equity end of period	$408,393	340,138	281,862	256,027	266,046	213,435	990,453	897,854

CHANGES IN UNITS:
Beginning units	20,355	18,864	14,244	13,416	12,223	9,976	34,700	34,776
Units purchased	6,750	5,384	2,491	3,268	3,661	3,375	12,686	11,196
Units redeemed	(3,049)	(3,893)	(2,086)	(2,440)	(2,151)	(1,128)	(8,375)	(11,272)

Ending units	24,056	20,355	14,649	14,244	13,733	12,223	39,011	34,700

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS3		FTVDM3		TIF3		FTVGI3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	23,290	-	11,954	-	14,729	-	117,441
Realized gain (loss) on investments	511,953	25,820	43,327	34,058	200,025	23,051	(12,711)	(32,514)
Change in unrealized gain (loss) on investments	(507,081)	386,536	(60,649)	(52,598)	(187,779)	95,399	31,223	(77,863)
Reinvested capital gains	-	-	-	-	-	-	-	30,620

Net increase (decrease) in contract owners’ equity resulting from operations	4,872	435,646	(17,322)	(6,586)	12,246	133,179	18,512	37,684

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	174,088	333,307	16,638	69,761	14,363	43,522	29,442	79,289
Transfers between funds	(2,377,508)	544,067	(577,718)	(25,053)	(726,248)	150,320	(2,203,973)	(174,768)
Surrenders (note 6)	(67,205)	(69,098)	(22,199)	(28,917)	(7,951)	(15,907)	(46,061)	(21,895)
Death Benefits (note 4)	-	-	-	-	(2,025)	-	-	(1,378)
Net policy repayments (loans) (note 5)	(2,219)	(18,428)	989	(2,284)	504	(900)	12,976	(22,985)
Deductions for surrender charges (note 2d)	(7,527)	(10,661)	(2,826)	(7,375)	1,541	(4,403)	(3,623)	(5,649)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(49,797)	(128,567)	(10,162)	(36,298)	(10,598)	(32,419)	(31,802)	(143,691)
Asset charges (note 3)	(2,390)	(5,581)	(690)	(2,268)	(739)	(1,981)	(2,984)	(11,399)
Adjustments to maintain reserves	(1,256)	18	10	(15)	(232)	40	(11,081)	33

Net equity transactions	(2,333,814)	645,057	(595,958)	(32,449)	(731,385)	138,272	(2,257,106)	(302,443)

Net change in contract owners’ equity	(2,328,942)	1,080,703	(613,280)	(39,035)	(719,139)	271,451	(2,238,594)	(264,759)
Contract owners’ equity beginning of period	2,328,942	1,248,239	613,280	652,315	719,139	447,688	2,238,594	2,503,353

Contract owners’ equity end of period	$-	2,328,942	-	613,280	-	719,139	-	2,238,594

CHANGES IN UNITS:
Beginning units	112,470	76,759	32,076	33,786	39,434	30,190	108,142	122,910
Units purchased	9,227	46,525	905	3,707	2,762	13,164	1,078	10,710
Units redeemed	(121,697)	(10,814)	(32,981)	(5,417)	(42,196)	(3,920)	(109,220)	(25,478)

Ending units	-	112,470	-	32,076	-	39,434	-	108,142

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HIBF3		GEM3		GIG3		GVIX6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$74,767	215,850	26,513	58,991	10,629	1,814	37,112	75,892
Realized gain (loss) on investments	(61,760)	98,498	(69,217)	15,621	54,238	10,836	468,278	103,144
Change in unrealized gain (loss) on investments	96,735	(112,938)	(106,597)	(11,622)	(54,958)	41,441	(484,589)	328,001
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	109,742	201,410	(149,301)	62,990	9,909	54,091	20,801	507,037

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	100,950	1,072,905	535,619	1,616,986	37,615	198,773	252,704	1,088,942
Transfers between funds	(3,447,279)	(645,313)	(5,494,302)	419,324	(527,715)	71,994	(3,239,074)	(317,175)
Surrenders (note 6)	(23,205)	(41,393)	(32,166)	(49,191)	(22)	(30,670)	(25,205)	(10,475)
Death Benefits (note 4)	-	-	(2,744)	(1,844)	-	-	(4,106)	-
Net policy repayments (loans) (note 5)	121	(9,351)	(10,961)	(65,068)	1,362	2,185	(7,266)	(43,856)
Deductions for surrender charges (note 2d)	(1,559)	(21,976)	(8,597)	(18,183)	(58)	(7,252)	(5,013)	(17,197)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(53,928)	(178,101)	(146,203)	(443,488)	(10,007)	(21,964)	(91,220)	(309,906)
Asset charges (note 3)	(2,496)	(9,316)	(3,493)	(14,520)	(648)	(1,021)	(992)	(2,301)
Adjustments to maintain reserves	(49)	(2)	(6,511)	(4,903)	7	4	10,692	2

Net equity transactions	(3,427,445)	167,453	(5,169,358)	1,439,113	(499,466)	212,049	(3,109,480)	388,034

Net change in contract owners’ equity	(3,317,703)	368,863	(5,318,659)	1,502,103	(489,557)	266,140	(3,088,679)	895,071
Contract owners’ equity beginning of period	3,317,703	2,948,840	5,318,659	3,816,556	489,557	223,417	3,088,679	2,193,608

Contract owners’ equity end of period	$-	3,317,703	-	5,318,659	-	489,557	-	3,088,679

CHANGES IN UNITS:
Beginning units	182,265	173,239	273,011	197,380	42,501	22,851	260,837	224,653
Units purchased	8,734	75,636	61,416	121,191	3,963	27,707	43,837	115,383
Units redeemed	(190,999)	(66,610)	(334,427)	(45,560)	(46,464)	(8,057)	(304,674)	(79,199)

Ending units	-	182,265	-	273,011	-	42,501	-	260,837

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMIG3		GVDIV3
	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$14,087	13,806	28,319	23,729
Realized gain (loss) on investments	250,641	26,055	240,516	(4,506)
Change in unrealized gain (loss) on investments	(252,534)	161,027	(276,130)	184,488
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,194	200,888	(7,295)	203,711

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	85,316	190,679	51,262	62,074
Transfers between funds	(1,192,526)	204,446	(1,179,931)	(17,732)
Surrenders (note 6)	(76,866)	(38,191)	(731)	(18,554)
Death Benefits (note 4)	-	(161)	(1,844)	-
Net policy repayments (loans) (note 5)	3,841	(14)	(7,408)	1,726
Deductions for surrender charges (note 2d)	(5,574)	(10,975)	(264)	(3,273)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,420)	(81,944)	(13,670)	(42,100)
Asset charges (note 3)	(1,605)	(4,557)	(855)	(2,409)
Adjustments to maintain reserves	(416)	80	(83)	16

Net equity transactions	(1,216,250)	259,363	(1,153,524)	(20,252)

Net change in contract owners’ equity	(1,204,056)	460,251	(1,160,819)	183,459
Contract owners’ equity beginning of period	1,204,056	743,805	1,160,819	977,360

Contract owners’ equity end of period	$-	1,204,056	-	1,160,819

CHANGES IN UNITS:
Beginning units	98,964	74,182	90,865	92,893
Units purchased	7,350	37,948	4,725	7,368
Units redeemed	(106,314)	(13,166)	(95,590)	(9,396)

Ending units	-	98,964	-	90,865

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company currently offers five individual flexible premium variable life insurance policies through the Account: Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Protection VUL, Nationwide YourLife® Accumulation VUL and Nationwide MarathonSM Performance VUL. The Company offers a last survivor flexible premium adjustable variable life insurance policy- Nationwide YourLife® Survivorship VUL. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

ALLIANCE BERNSTEIN FUNDS

  VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

AMERICAN CENTURY INVESTORS, INC.

  VP Inflation Protection Fund - Class I (ACVIP1)

BLACKROCK FUNDS

  Global Allocation V.I. Fund - Class I (BRVGA1)

  Global Allocation V.I. Fund - Class II (MLVGA2)

DELAWARE GROUP

  VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

  VA Global Bond Portfolio (DFVGB)

  VA International Small Portfolio (DFVIS)

  VA International Value Portfolio (DFVIV)

  VA Short-Term Fixed Portfolio (DFVSTF)

  VA U.S. Large Value Portfolio (DFVULV)

  VA U.S. Targeted Value Portfolio (DFVUTV)

DREYFUS CORPORATION

  Stock Index Fund, Inc. - Initial Shares (DSIF)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

  VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

  VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)

  VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

  Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

INVESCO INVESTMENTS

  Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

  Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

JANUS FUNDS

  Forty Portfolio: Service Shares (JACAS)

  Global Technology Portfolio: Service Shares (JAGTS)

  Overseas Portfolio: Service Shares (JAIGS)

M FUNDS

  M Large Cap Value Fund (MFBOV)

  M Capital Appreciation Fund (MFFCA)

  M International Equity Fund (MFBIE)

  M Large Cap Growth Fund (MFTCG)

MASSACHUSETTS FINANCIAL SERVICES CO.

  Investors Growth Stock Series - Initial Class (MIGIC)

  Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)

  Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)

  Value Series - Initial Class (MVFIC)

  Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

  Core Plus Fixed Income Portfolio - Class I (MSVFI)

  U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

  NVIT International Index Fund Class I (NVIX)

  NVIT Bond Index Fund Class I (NVBX)

  NVIT Cardinal Managed Growth Class I (NCPG)

  NVIT Cardinal Managed Growth and Income Class I (NCPGI)

  NVIT Investor Destinations Managed Growth Class I (IDPG)

  NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

  American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  American Funds NVIT Bond Fund - Class II (GVABD2)

  American Funds NVIT Global Growth Fund - Class II (GVAGG2)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2014

  American Funds NVIT Growth Fund - Class II (GVAGR2)

  American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  NVIT Emerging Markets Fund - Class I (GEM)

  NVIT International Equity Fund - Class I (GIG)

  Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

  Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

  NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

  NVIT Cardinal Balanced Fund - Class I (NVCRB1)

  NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

  NVIT Cardinal Conservative Fund - Class I (NVCCN1)

  NVIT Cardinal Moderate Fund - Class I (NVCMD1)

  NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

  NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

  NVIT Core Bond Fund - Class I (NVCBD1)

  NVIT Core Plus Bond Fund - Class I (NVLCP1)

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Nationwide Fund - Class II (TRF2)*

  NVIT Government Bond Fund - Class I (GBF)

  American Century NVIT Growth Fund - Class I (CAF)

  NVIT International Index Fund - Class II (GVIX2)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

  NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Money Market Fund - Class V (SAM5)

  NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

  NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

  NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

  NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Sector Bond Fund - Class I (MSBF)

  NVIT Short Term Bond Fund - Class I (NVSTB1)

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)

  NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)

  NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)

  NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)

  NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)

  NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)

  NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)

  Templeton NVIT International Value Fund - Class III (NVTIV3)

  Invesco NVIT Comstock Value Fund - Class I (EIF)

  NVIT Real Estate Fund - Class I (NVRE1)

  Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

  Loring Ward NVIT Moderate Fund - Class P (NVLMP)

  NVIT Small Cap Index Fund Class II (NVSIX2)

  NVIT S&P 500 Index Fund Class I (GVEX1)

NORTHERN LIGHTS

  TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

  TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)

  TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

  VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Inflation Protection Fund - Class II (ACVIP2)

  VP International Fund - Class III (ACVI3)*

  VP Mid Cap Value Fund - Class I (ACVMV1)

  VP Ultra(R) Fund - Class I (ACVU1)*

  VP Value Fund - Class I (ACVV)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

  Appreciation Portfolio - Initial Shares (DCAP)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2014

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Energy Portfolio - Service Class 2 (FNRS2)

  VIP Equity-Income Portfolio - Service Class (FEIS)

  VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

  VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

  VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

  VIP Growth Portfolio - Service Class (FGS)

  VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

  VIP Mid Cap Portfolio - Service Class (FMCS)

  VIP Overseas Portfolio - Service Class R (FOSR)

  VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

  Franklin Income Securities Fund - Class 2 (FTVIS2)

  Rising Dividends Securities Fund - Class 1 (FTVRDI)

  Small Cap Value Securities Fund - Class 1 (FTVSVI)

  Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

  Templeton Foreign Securities Fund - Class 2 (TIF2)

  Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Short Duration Bond Portfolio - I Class Shares (AMTB)

  International Portfolio - S Class Shares (AMINS)*

  Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

  Small-Cap Growth Portfolio - S Class Shares (AMFAS)

  Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

  Global Securities Fund/VA - Non-Service Shares (OVGS)

  International Growth Fund/VA - Non-Service Shares (OVIG)

  Main Street Fund(R)/VA - Non-Service Shares (OVGI)

  Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

  Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Administrative Class (PMVAAA)

  CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

  Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

  Low Duration Portfolio - Administrative Class (PMVLDA)

  Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

  VT Growth & Income Fund: Class IB (PVGIB)*

  VT Voyager Fund: Class IB (PVTVB)*

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

  VI American Franchise Fund - Series I Shares (ACEG)

  VI Value Opportunities Fund - Series I Shares (AVBVI)*

  VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

GUGGENHEIM INVESTMENTS

  Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

  Blue Chip Growth Portfolio - II (TRBCG2)*

  Equity Income Portfolio - II (TREI2)*

  Health Sciences Fund, Inc. (TRHS)*

  T. Rowe Price Health Sciences Portfolio (TRHSP)

  Health Sciences Portfolio - II (TRHS2)

  Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

  Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

  Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)*

  Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

  Variable Insurance Portfolios - Asset Strategy (WRASP)

  Variable Insurance Portfolios - Balanced (WRBP)

  Variable Insurance Portfolios - Bond (WRBDP)

  Variable Insurance Portfolios - Core Equity (WRCEP)

  Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

  Variable Insurance Portfolios - Energy (WRENG)

  Variable Insurance Portfolios - Global Bond (WRGBP)

  Variable Insurance Portfolios - Global Natural Resources (WRGNR)

  Variable Insurance Portfolios - Growth (WRGP)

  Variable Insurance Portfolios - High Income (WRHIP)

  Variable Insurance Portfolios - International Growth (WRIP)

  Variable Insurance Portfolios - International Core Equity (WRI2P)

  Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

  Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2014

  Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

  Variable Insurance Portfolios - Money Market (WRMMP)

  Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

  Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

  Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

  Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

  Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

  Variable Insurance Portfolios - Real Estate Securities (WRRESP)

  Variable Insurance Portfolios - Science and Technology (WRSTP)

  Variable Insurance Portfolios - Small Cap Growth (WRSCP)

  Variable Insurance Portfolios - Small Cap Value (WRSCV)

  Variable Insurance Portfolios - Value (WRVP)

WELLS FARGO FUNDS

  Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts 0.50% from each premium payment (up to 2.50% maximum) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts 2.50% from each premium payment (maximum is 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium payment to cover premium taxes.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

December 31, 2014

For Nationwide MarathonSM Performance VUL contracts, the Company currently deducts 5.50% from each premium (the maximum is 6.50%) to cover sales expenses if the Accumulation Rider is not elected. If the Accumulation Rider is elected, the Company currently deducts 2.50% from each premium payment (the maximum is 2.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes, regardless of whether the Accumulation Rider has been elected.

For Nationwide YourLife® Protection VUL contracts, the Company currently deducts 6.50% from each premium (the maximum is 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes.

For Nationwide YourLife® Survivorship VUL contracts, the Company currently deducts 4.50% from each premium (the maximum is 6.50%) to cover sales expenses. The Company also deducts 3.50% from each premium to cover premium taxes.

The Company may, at its sole discretion, reduce the sales loading.

For the periods ended December 31, 2014 and 2013, total front-end sales charge deductions were $ 8,055,079 and $ 6,508,223, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.00% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract.

For Nationwide YourLife® Protection VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is not elected, the Company currently deducts a $20 administrative charge per month (which is also the maximum charge) in the first policy year and $5 per month thereafter.

For Nationwide YourLife® Accumulation VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is elected, the Company currently deducts a $25 administrative charge per month (which is also the maximum charge) in the first policy year and $10 per month thereafter.

For Nationwide YourLife® Survivorship VUL contracts, the Company currently deducts a $15 administrative charge per month (maximum of $20 per policy per month).

For Nationwide® Options Select VUL contracts, the Company currently deducts a monthly underwriting and distribution charge on the first $250,000 of Specified Amount. The current underwriting and distribution charge is $0.15 per $1,000 of Specified Amount for Insureds younger than 50 as of the Policy Date, and $0.17 per $1,000 of Specified Amount for Insureds 50 or older as of the Policy Date. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For MarathonSM Performance VUL contracts, if the Accumulation Rider is not elected, the guaranteed maximum underwriting and distribution charge for all ages is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000. Currently, the Company charges rates lower than the guaranteed maximum. Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and Death Benefit option in effect at the time of determination.

For MarathonSM Performance VUL contracts, if the Accumulation Rider is elected, the guaranteed maximum underwriting and distribution charge is of $1.18 per $1,000 of the first $250,000 of Base Policy Specified Amount and $1.01 per $1,000 of Base Policy Specified Amount in excess of $250,000. Currently, the Company may charge rates lower than the guaranteed maximums. Any change in current rates will be applied uniformly for Insureds with the same issue age, Base Policy Specified Amount, and Death Benefit option in effect at the time of determination.

For Nationwide MarathonSM contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of the first $250,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of the first $250,000 of Specified Amount.

For Nationwide YourLife® Protection VUL contracts, the current Underwriting and Distribution Charge is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount and $0.05 per $1,000 of Base Policy Specified Amount in excess of $250,000. The maximum guaranteed Underwriting and Distribution Charge is $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount, and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000.

For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts a monthly underwriting and distribution charge varies by policy based on the length of time the policy has been In Force, the Attained Age of the Insured at the time of issue, Death Benefit option in effect, and the Base Policy Specified Amount. The maximum guaranteed charge is $1.18 per $1,000 of Specified Amount.

For Nationwide YourLife® Survivorship VUL contracts, the monthly underwriting and distribution charge varies by the insureds’ attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 per $1,000 of Specified Amount.

The charges above are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2014

For Nationwide YourLife® Protection VUL contracts, the charge is 100% of the initial surrender charge from the first through second or third year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to decline over time to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance.

For both the Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the charge is 100% of the initial surrender charge from the first through second or third year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to decline over time to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL contracts, the charge is 100% of the initial surrender charge from the first, through second or fourth year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to and decline over time to 0% of the initial surrender charge in the eleventh year.

For MarathonSM Performance VUL contracts without the Accumulation Rider, the charge is 100% of the initial surrender charge from the first, through second or fourth year, depending on the insured’s age at the time of policy issuance. Thereafter, the charge will begin to decline over time to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

For Nationwide YourLife® Survivorship VUL contracts, the surrender charge is assessed during the first fifteen policy years upon surrender, policy lapse, or certain Base Policy Specified Amount decreases. For policies issued prior to January 1, 2014, the maximum surrender charge that may be assessed for any segment of coverage is $50 per $1,000 of Base Policy Specified Amount and the minimum is $0.52 per $1,000 of Base Policy Specified Amount. For policies issued on and after to January 1, 2014, the maximum surrender charge that may be assessed for any segment of coverage is $44.16 per $1,000 of Base Policy Specified Amount and the minimum is $0.78 per $1,000 of Base Policy Specified Amount.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Nationwide YourLife® Accumulation VUL contracts, the current charge is 0% of variable contract value on an annualized basis, with a guaranteed maximum charge of 0.30 % of the variable contract value on an annualized basis.

The amount of the charge for other contracts may vary based on the policy year and the amount of the contract value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and contract value.

Nationwide® Options Select VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.05%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide MarathonSM VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide®YourLifeSM Protection VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2014

Nationwide MarathonSM Performance VUL contracts

For contracts that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.30%
16 or later	0.30%	0.20%

Note: the guaranteed maximum for all contracts not electing that accumulation rider is 0.80% on an annualized basis. If you do elect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable contract value for all policy years and the current charge is 0.00%.

Nationwide YourLife® Survivorship VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)

1 through 15	0.80%	0.50%
16 through 20	0.50%	0.50%
21 or later	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis of all variable account cash value for policy years 1-15, 0.50% on an annualized basis for all variable cash value for policy years 16-20 and 0.30% for policy year 21 and later.

The charges above are assessed against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. For Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Accumulation VUL contracts and Nationwide YourLife® Survivorship VUL the maximum guaranteed loan interest charged is 3.90% on the outstanding loan. For the Nationwide YourLife® Protection and Nationwide MarathonSM Performance VUL contracts the maximum guaranteed loan interest charged is 4.50%, except for contract owners electing the accumulation rider on the Nationwide MarathonSM Performance in which case the maximum guaranteed loan interest charged is 3.90%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan.

Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2014 and 2013, total transfers into the Account from the fixed account were $ 17,360,267 and $11,692,891, respectively, and total transfers from the Account to the fixed account were $ 8,792,495 and$ 5,923,259, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2014

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$448,132,538	$-	$-	$448,132,538

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$45,015	$26,241
VP Inflation Protection Fund - Class I (ACVIP1)	1,695,729	190,198
Global Allocation V.I. Fund - Class I (BRVGA1)	2,403,861	451,335
Global Allocation V.I. Fund - Class II (MLVGA2)	490,385	258,610
VIP Small Cap Value Series: Service Class (DWVSVS)	500,367	21,223
VA Global Bond Portfolio (DFVGB)	2,085,013	69,259
VA International Small Portfolio (DFVIS)	2,683,202	250,737
VA International Value Portfolio (DFVIV)	2,892,956	219,207
VA Short-Term Fixed Portfolio (DFVSTF)	2,136,090	60,075
VA U.S. Large Value Portfolio (DFVULV)	3,824,786	1,060,349
VA U.S. Targeted Value Portfolio (DFVUTV)	2,364,325	87,099
Stock Index Fund, Inc. - Initial Shares (DSIF)	2,600,224	897,735
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)	865,153	355,525
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)	138,213	25,447
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)	1,376,578	702,661
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	16,549	4,361
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	20,367	26,326
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	497,563	4,146
Forty Portfolio: Service Shares (JACAS)	1,102,776	331,883
Global Technology Portfolio: Service Shares (JAGTS)	521,326	161,781
Overseas Portfolio: Service Shares (JAIGS)	959,007	978,308
M Large Cap Value Fund (MFBOV)	446,648	58,647
M Capital Appreciation Fund (MFFCA)	352,500	43,416
M International Equity Fund (MFBIE)	271,136	25,366
M Large Cap Growth Fund (MFTCG)	452,152	46,071
Investors Growth Stock Series - Initial Class (MIGIC)	24,675	24,641
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)	2,905,975	565,683
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	828,389	230,743
Value Series - Initial Class (MVFIC)	2,327,764	1,543,016
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	4,191	14,702
Core Plus Fixed Income Portfolio - Class I (MSVFI)	101,085	21,317
NVIT International Index Fund Class I (NVIX)	197,177	19,399
NVIT Bond Index Fund Class I (NVBX)	92,816	364
NVIT Cardinal Managed Growth Class I (NCPG)	632,483	4,623
NVIT Cardinal Managed Growth and Income Class I (NCPGI)	72,512	1,762
NVIT Investor Destinations Managed Growth Class I (IDPG)	203,394	7,585
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	301,257	1,118
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,031,543	906,362
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	2,803,492	1,395,519
American Funds NVIT Bond Fund - Class II (GVABD2)	85,131	42,194
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	658,594	279,878
American Funds NVIT Growth Fund - Class II (GVAGR2)	2,075,483	391,698
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	287,419	146,263
Federated NVIT High Income Bond Fund - Class I (HIBF)	4,191,977	758,275
NVIT Emerging Markets Fund - Class I (GEM)	7,186,436	196,579

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2014

NVIT International Equity Fund - Class I (GIG)	$640,312	$19,296
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	8,074	26,883
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	277,835	235,974
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	248,742	848,777
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	2,244,894	598,862
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	1,634,650	384,675
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	2,528,944	1,345,262
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	767,193	153,162
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	3,483,481	682,367
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	7,025,080	1,362,641
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	697,547	149,796
NVIT Core Bond Fund - Class I (NVCBD1)	371,904	154,831
NVIT Core Plus Bond Fund - Class I (NVLCP1)	1,164,731	52,967
NVIT Nationwide Fund - Class I (TRF)	84,732	114,049
NVIT Government Bond Fund - Class I (GBF)	404,393	467,382
American Century NVIT Growth Fund - Class I (CAF)	1,280,021	620,158
NVIT International Index Fund - Class II (GVIX2)	3,953,168	801,358
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	139,244	825,832
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	30,586	92,216
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	71,538	111,115
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	77,572	225,985
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	449,173	1,169,777
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	440,881	2,344,870
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	55,660	81,313
NVIT Mid Cap Index Fund - Class I (MCIF)	2,159,636	528,810
NVIT Money Market Fund - Class I (SAM)	730,454	2,236,586
NVIT Money Market Fund - Class V (SAM5)	18,682,722	19,392,880
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	1,727,531	215,712
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	1,546,072	192,002
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	746,539	300,827
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	654,174	150,313
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	666,479	297,043
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	655,221	145,834
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	255,407	160,046
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	513,765	149,417
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	306,376	241,352
NVIT Multi-Manager Small Company Fund - Class I (SCF)	447,040	72,789
NVIT Multi-Sector Bond Fund - Class I (MSBF)	233,341	126,064
NVIT Short Term Bond Fund - Class I (NVSTB1)	313,105	128,177
NVIT Short Term Bond Fund - Class II (NVSTB2)	2,250	52,783
NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,816,007	472,640
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)	3,541,209	253,731
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)	1,431,082	2,500,329
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)	1,241,011	64,641
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)	733,356	164,247
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)	4,722,174	1,082,805
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)	8,893,805	758,990
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)	536,705	25,531
Templeton NVIT International Value Fund - Class III (NVTIV3)	209,670	144,883
Invesco NVIT Comstock Value Fund - Class I (EIF)	478,455	128,171
NVIT Real Estate Fund - Class I (NVRE1)	3,516,996	764,623
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	25,202	8,824
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	623,298	24,207
NVIT Small Cap Index Fund Class II (NVSIX2)	769,617	61,156
NVIT S&P 500 Index Fund Class I (GVEX1)	3,338,462	132,512
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	300,887	29,596
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)	734,691	42,647
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	573,672	270,367
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	1,163,358	300,641
VP Inflation Protection Fund - Class II (ACVIP2)	28,847	99,428
VP Mid Cap Value Fund - Class I (ACVMV1)	597,483	371,933
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	1,137,433	511,753
Appreciation Portfolio - Initial Shares (DCAP)	298,211	238,987
Quality Bond Fund II - Primary Shares (FQB)	121,217	23,953
VIP Energy Portfolio - Service Class 2 (FNRS2)	2,244,809	306,034
VIP Equity-Income Portfolio - Service Class (FEIS)	1,277,852	422,368
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	359,147	74,104
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	700,199	504,664
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	901,190	232,967
VIP Growth Portfolio - Service Class (FGS)	2,197,745	690,810
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	1,216,864	1,297,421
VIP Mid Cap Portfolio - Service Class (FMCS)	1,863,744	1,086,023
VIP Overseas Portfolio - Service Class R (FOSR)	301,794	132,870
VIP Value Strategies Portfolio - Service Class (FVSS)	1,939	539
Franklin Income Securities Fund - Class 2 (FTVIS2)	65,299	120,975
Rising Dividends Securities Fund - Class 1 (FTVRDI)	25,058	15,449

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS December 31, 2014

Small Cap Value Securities Fund - Class 1 (FTVSVI)	$531,759	$634,186
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	610,489	98,586
Templeton Foreign Securities Fund - Class 2 (TIF2)	799,109	92,117
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	2,337,738	301,747
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	53,886	55,732
Short Duration Bond Portfolio - I Class Shares (AMTB)	578,722	800,586
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	11,714	1,102
Socially Responsive Portfolio - I Class Shares (AMSRS)	14,042	14,531
Global Securities Fund/VA - Non-Service Shares (OVGS)	2,955,537	131,137
International Growth Fund/VA - Non-Service Shares (OVIG)	62,502	12,632
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	1,134,190	321,023
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	493,694	497,158
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	300,051	12,561
All Asset Portfolio - Administrative Class (PMVAAA)	454,237	214,554
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	138,447	9,924
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	177,382	180,365
Low Duration Portfolio - Administrative Class (PMVLDA)	1,483,823	814,353
Total Return Portfolio - Administrative Class (PMVTRA)	2,057,646	874,329
VI American Franchise Fund - Series I Shares (ACEG)	2,284	2,309
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	49,280	3,927
Variable Fund - Multi-Hedge Strategies (RVARS)	128,847	9,733
T. Rowe Price Health Sciences Portfolio (TRHSP)	3,462,425	553,542
Health Sciences Portfolio - II (TRHS2)	292,030	224,794
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	901,536	332,774
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)	9,198	1,775
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)	88,376	2,175
Variable Insurance Portfolios - Asset Strategy (WRASP)	4,087,148	713,215
Variable Insurance Portfolios - Balanced (WRBP)	152,690	20,994
Variable Insurance Portfolios - Bond (WRBDP)	177,948	50,876
Variable Insurance Portfolios - Core Equity (WRCEP)	159,016	28,948
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	153,115	55,361
Variable Insurance Portfolios - Energy (WRENG)	71,877	17,814
Variable Insurance Portfolios - Global Bond (WRGBP)	28,138	6,738
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	121,849	43,062
Variable Insurance Portfolios - Growth (WRGP)	251,435	57,415
Variable Insurance Portfolios - High Income (WRHIP)	1,651,859	667,010
Variable Insurance Portfolios - International Growth (WRIP)	148,766	31,357
Variable Insurance Portfolios - International Core Equity (WRI2P)	132,488	46,443
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	7,178	2,856
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	116,474	98,472
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	881,983	178,118
Variable Insurance Portfolios - Money Market (WRMMP)	437,265	340,967
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	205,653	29,328
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)	93,255	41,956
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)	612,843	172,293
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	886,822	179,119
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)	102,621	34,137
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	115,420	64,038
Variable Insurance Portfolios - Science and Technology (WRSTP)	260,416	75,044
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	130,113	27,414
Variable Insurance Portfolios - Small Cap Value (WRSCV)	74,154	26,995
Variable Insurance Portfolios - Value (WRVP)	88,809	27,057
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	345,820	158,615
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)	308,632	2,642,441
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)	13,292	609,251
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)	51,351	782,495
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)	66,011	2,323,111
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)	190,296	3,542,971
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)	823,826	5,966,681
NVIT International Equity Fund - Class III (obsolete) (GIG3)	46,772	535,608
NVIT International Index Fund - Class VI (obsolete) (GVIX6)	450,307	3,522,677
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)	158,968	1,360,704
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)	76,473	1,201,586

Total	$195,272,696	$95,409,552

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2014	0.00%	5,625	$12.028742	$67,662	0.59%	4.45%
2013	0.00%	4,308	11.516261	49,612	0.38%	12.31%
2012	0.00%	593	10.254428	6,081	0.02%	2.54%	5/1/2012
VP Inflation Protection Fund - Class I (ACVIP1)
2014	0.00%	422,946	9.934368	4,201,701	1.52%	3.58%
2013	0.00%	284,870	9.591153	2,732,232	1.72%	-8.21%
2012	0.00%	126,254	10.449526	1,319,294	2.11%	4.50%	5/1/2012
Global Allocation V.I. Fund - Class I (BRVGA1)
2014	0.00%	448,110	12.077797	5,412,182	2.56%	2.11%
2013	0.00%	330,149	11.828261	3,905,089	1.53%	14.76%
2012	0.00%	168,112	10.307200	1,732,764	2.37%	3.07%	5/1/2012
Global Allocation V.I. Fund - Class II (MLVGA2)
2014	0.00%	175,251	16.596941	2,908,631	2.06%	1.97%
2013	0.00%	178,390	16.276845	2,903,626	0.94%	14.55%
2012	0.00%	267,159	14.209224	3,796,122	1.28%	10.14%
2011	0.00%	325,219	12.900807	4,195,588	2.92%	-3.63%
2010	0.00%	154,611	13.386468	2,069,695	1.90%	9.88%
VIP Small Cap Value Series: Service Class (DWVSVS)
2014	0.00%	39,303	13.035389	512,330	0.06%	5.62%
2013	0.00%	2,026	12.341939	25,005	0.00%	23.42%	5/1/2013
VA Global Bond Portfolio (DFVGB)
2014	0.00%	345,929	10.543456	3,647,287	2.76%	2.88%
2013	0.00%	160,180	10.247850	1,641,501	0.81%	-0.35%
2012	0.00%	26,194	10.283870	269,376	2.68%	2.84%	5/1/2012
VA International Small Portfolio (DFVIS)
2014	0.00%	362,894	12.586137	4,567,434	2.68%	-5.78%
2013	0.00%	193,191	13.357918	2,580,630	4.15%	27.07%
2012	0.00%	25,432	10.512269	267,348	4.45%	5.12%	5/1/2012
VA International Value Portfolio (DFVIV)
2014	0.00%	359,804	12.274258	4,416,327	5.07%	-7.16%
2013	0.00%	168,169	13.220675	2,223,308	4.41%	21.65%
2012	0.00%	24,556	10.867711	266,868	5.75%	8.68%	5/1/2012
VA Short-Term Fixed Portfolio (DFVSTF)
2014	0.00%	379,421	10.075358	3,822,802	0.24%	0.15%
2013	0.00%	174,278	10.060671	1,753,354	0.49%	0.25%
2012	0.00%	24,582	10.035127	246,683	0.70%	0.35%	5/1/2012
VA U.S. Large Value Portfolio (DFVULV)
2014	0.00%	368,268	16.744060	6,166,301	2.33%	9.08%
2013	0.00%	210,726	15.349655	3,234,571	2.74%	40.82%
2012	0.00%	20,482	10.900303	223,260	3.48%	9.00%	5/1/2012
VA U.S. Targeted Value Portfolio (DFVUTV)
2014	0.00%	267,161	16.289185	4,351,835	1.21%	3.71%
2013	0.00%	139,303	15.706963	2,188,027	1.37%	44.62%
2012	0.00%	21,154	10.860497	229,743	2.49%	8.60%	5/1/2012
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.00%	541,663	20.755825	11,242,662	1.79%	13.42%
2013	0.00%	465,920	18.299315	8,526,017	1.87%	32.03%
2012	0.00%	442,173	13.860281	6,128,642	2.17%	15.74%
2011	0.00%	287,581	11.975613	3,443,959	1.89%	1.88%
2010	0.00%	231,422	11.754920	2,720,347	1.93%	14.84%
VIP Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2014	0.00%	169,320	12.786633	2,165,033	5.08%	4.92%
2013	0.00%	137,679	12.186733	1,677,857	6.46%	14.18%
2012	0.00%	103,061	10.673045	1,099,975	3.26%	6.73%	5/1/2012
VIP Trust - Franklin Founding Funds Allocation VIP Fund: Class 1 (FTVFA1)
2014	0.00%	41,549	13.758738	571,662	3.03%	3.05%
2013	0.00%	34,615	13.350977	462,144	12.35%	24.14%
2012	0.00%	27,278	10.754715	293,367	0.00%	7.55%	5/1/2012

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2014	0.00%	289,255	$11.237397	$3,250,473	4.80%	2.12%
2013	0.00%	242,067	11.003960	2,663,696	4.74%	1.89%
2012	0.00%	162,308	10.799922	1,752,914	2.38%	8.00%	5/1/2012
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2014	0.00%	2,097	12.173521	25,528	0.05%	3.95%
2013	0.00%	1,089	11.711464	12,754	0.11%	13.57%
2012	0.00%	95	10.312479	980	0.00%	3.12%	5/1/2012
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2014	0.00%	10,209	14.547427	148,515	0.00%	8.04%
2013	0.00%	10,706	13.465170	144,158	0.41%	37.01%
2012	0.00%	10,656	9.827596	104,723	0.00%	-1.72%	4/27/2012
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2014	0.00%	46,256	10.314426	477,104	0.00%	3.14%	5/1/2014
Forty Portfolio: Service Shares (JACAS)
2014	0.00%	137,085	20.467408	2,805,775	0.03%	8.47%
2013	0.00%	139,107	18.869601	2,624,894	0.61%	30.89%
2012	0.00%	165,102	14.416877	2,380,255	0.60%	23.86%
2011	0.00%	149,403	11.639880	1,739,033	0.24%	-6.94%
2010	0.00%	155,217	12.508137	1,941,476	0.26%	6.48%
Global Technology Portfolio: Service Shares (JAGTS)
2014	0.00%	66,371	14.876935	987,397	0.00%	9.35%
2013	0.00%	44,208	13.605232	601,460	0.00%	35.39%
2012	0.00%	40,270	10.048944	404,671	0.00%	0.49%	4/27/2012
Overseas Portfolio: Service Shares (JAIGS)
2014	0.00%	295,324	10.057736	2,970,291	5.68%	-12.10%
2013	0.00%	333,529	11.442294	3,816,337	3.06%	14.28%
2012	0.00%	393,676	10.012416	3,941,648	0.68%	0.12%	4/27/2012
M Large Cap Value Fund (MFBOV)
2014	0.00%	73,950	14.347599	1,061,005	1.41%	9.68%
2013	0.00%	54,589	13.081082	714,083	2.91%	34.22%
2012	0.00%	37,342	9.745978	363,934	0.76%	17.29%
2011	0.00%	32,536	8.309381	270,354	0.37%	-4.11%
2010	0.00%	25,620	8.665720	222,016	0.71%	9.27%
M Capital Appreciation Fund (MFFCA)
2014	0.00%	49,378	18.467990	911,912	0.00%	12.42%
2013	0.00%	36,555	16.427883	600,521	0.00%	39.20%
2012	0.00%	32,127	11.801252	379,139	0.37%	17.43%
2011	0.00%	25,361	10.049361	254,862	0.00%	-7.22%
2010	0.00%	19,701	10.831673	213,395	0.19%	27.00%
M International Equity Fund (MFBIE)
2014	0.00%	82,343	9.232557	760,236	2.77%	-7.06%
2013	0.00%	58,837	9.933602	584,463	2.60%	16.32%
2012	0.00%	46,040	8.539601	393,163	2.23%	20.68%
2011	0.00%	43,251	7.076176	306,052	4.27%	-13.56%
2010	0.00%	26,038	8.186209	213,153	4.31%	4.61%
M Large Cap Growth Fund (MFTCG)
2014	0.00%	67,771	16.435295	1,113,836	0.05%	10.21%
2013	0.00%	49,888	14.912357	743,948	0.58%	36.15%
2012	0.00%	47,093	10.952859	515,803	0.05%	19.31%
2011	0.00%	30,075	9.179807	276,083	0.00%	-0.80%
2010	0.00%	21,687	9.253931	200,690	0.38%	23.06%
Investors Growth Stock Series - Initial Class (MIGIC)
2014	0.00%	460	21.459751	9,871	0.31%	11.45%
2013	0.00%	437	19.254671	8,414	0.59%	30.29%
2012	0.00%	586	14.778170	8,660	0.53%	16.97%
2011	0.00%	368	12.633894	4,649	0.58%	0.58%
2010	0.00%	456	12.561314	5,728	0.43%	12.47%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust II - MFS International Value Portfolio - Initial Class (MVIVIC)
2014	0.00%	345,728	$13.841932	$4,785,543	2.09%	1.34%
2013	0.00%	181,067	13.658683	2,473,137	1.99%	27.90%
2012	0.00%	36,393	10.678788	388,633	1.02%	6.79%	5/1/2012
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2014	0.00%	54,582	13.565726	740,444	0.00%	-7.26%
2013	0.00%	23,401	14.627285	342,293	0.00%	41.52%
2012	0.00%	1,194	10.335916	12,341	0.00%	3.36%	5/1/2012
Value Series - Initial Class (MVFIC)
2014	0.00%	319,923	22.485985	7,193,784	1.52%	10.51%
2013	0.00%	296,423	20.347506	6,031,469	1.24%	35.89%
2012	0.00%	272,740	14.973911	4,083,984	1.64%	16.26%
2011	0.00%	248,200	12.879603	3,196,717	1.59%	-0.30%
2010	0.00%	211,083	12.918661	2,726,910	1.48%	11.53%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2014	0.00%	6,208	15.937876	98,942	1.78%	1.13%
2013	0.00%	6,987	15.759367	110,111	1.32%	27.63%
2012	0.00%	9,913	12.347395	122,400	1.33%	15.93%
2011	0.00%	11,163	10.650622	118,893	1.42%	-1.78%
2010	0.00%	825	10.843288	8,946	0.00%	8.43%	5/3/2010
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2014	0.00%	11,035	14.922788	164,673	2.42%	7.85%
2013	0.00%	5,818	13.836004	80,498	4.51%	-0.32%
2012	0.00%	8,744	13.879990	121,367	4.79%	9.44%
2011	0.00%	8,174	12.682719	103,669	3.80%	5.65%
2010	0.00%	7,213	12.004773	86,590	5.42%	7.14%
NVIT International Index Fund Class I (NVIX)
2014	0.00%	17,628	9.198938	162,159	3.72%	-8.01%	5/1/2014
NVIT Bond Index Fund Class I (NVBX)
2014	0.00%	8,912	10.277970	91,597	3.64%	2.78%	5/1/2014
NVIT Cardinal Managed Growth Class I (NCPG)
2014	0.00%	59,412	10.083558	599,084	5.69%	0.84%	5/1/2014
NVIT Cardinal Managed Growth and Income Class I (NCPGI)
2014	0.00%	6,762	10.160186	68,703	5.82%	1.60%	5/1/2014
NVIT Investor Destinations Managed Growth Class I (IDPG)
2014	0.00%	19,029	10.145001	193,049	1.89%	1.45%	5/1/2014
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
2014	0.00%	29,188	10.196266	297,609	5.99%	1.96%	5/1/2014
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	0.00%	95,149	24.546677	2,335,592	1.98%	13.12%
2013	0.00%	103,650	21.699995	2,249,204	2.02%	31.90%
2012	0.00%	81,965	16.452105	1,348,497	1.02%	14.66%
2011	0.00%	83,852	14.348277	1,203,132	1.58%	0.65%
2010	0.00%	94,019	14.256071	1,340,342	1.59%	13.46%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.00%	703,208	16.444935	11,564,210	0.97%	4.99%
2013	0.00%	622,866	15.663250	9,756,106	1.32%	23.28%
2012	0.00%	499,213	12.704984	6,342,493	1.34%	15.72%
2011	0.00%	376,643	10.979437	4,135,328	1.22%	0.93%
2010	0.00%	291,751	10.878393	3,173,782	1.08%	12.02%
American Funds NVIT Bond Fund - Class II (GVABD2)
2014	0.00%	51,655	13.196903	681,686	1.26%	4.98%
2013	0.00%	49,442	12.571090	621,540	1.78%	-2.57%
2012	0.00%	65,443	12.903197	844,424	2.29%	4.97%
2011	0.00%	49,036	12.292646	602,782	2.13%	5.72%
2010	0.00%	44,558	11.627184	518,084	1.60%	5.99%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2014	0.00%	161,115	$17.393687	$2,802,384	0.77%	1.84%
2013	0.00%	140,319	17.080144	2,396,669	0.41%	28.64%
2012	0.00%	106,090	13.277399	1,408,599	0.87%	22.09%
2011	0.00%	90,535	10.875437	984,608	0.85%	-9.31%
2010	0.00%	85,800	11.991721	1,028,890	0.76%	11.30%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2014	0.00%	334,321	16.633406	5,560,897	0.50%	8.07%
2013	0.00%	228,533	15.391784	3,517,531	0.33%	29.61%
2012	0.00%	199,583	11.875465	2,370,141	0.23%	17.40%
2011	0.00%	185,580	10.115272	1,877,192	0.27%	-4.69%
2010	0.00%	171,060	10.612804	1,815,426	0.17%	18.19%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2014	0.00%	132,583	14.905501	1,976,216	0.81%	10.23%
2013	0.00%	124,701	13.522509	1,686,270	1.05%	32.97%
2012	0.00%	121,360	10.169772	1,234,204	1.07%	17.06%
2011	0.00%	126,457	8.687464	1,098,591	0.91%	-2.24%
2010	0.00%	103,788	8.886120	922,273	0.85%	10.97%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.00%	180,468	18.231638	3,290,227	3.69%	2.55%
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.00%	687,395	9.744361	6,698,225	0.86%	-2.56%	4/25/2014
NVIT International Equity Fund - Class I (GIG)
2014	0.00%	60,895	9.770424	594,970	1.76%	-2.30%	4/25/2014
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2014	0.00%	19,755	9.752483	192,660	3.81%	-0.72%
2013	0.00%	22,404	9.823149	220,078	0.53%	17.56%
2012	0.00%	24,963	8.355696	208,583	0.49%	15.23%
2011	0.00%	36,549	7.251572	265,038	1.00%	-10.00%
2010	0.00%	37,091	8.057227	298,851	0.88%	13.00%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2014	0.00%	49,965	14.520984	725,541	0.90%	6.60%
2013	0.00%	55,708	13.621982	758,853	1.29%	43.82%
2012	0.00%	30,879	9.471654	292,475	1.38%	16.94%
2011	0.00%	39,183	8.099461	317,361	0.61%	-11.62%
2010	0.00%	35,126	9.164158	321,900	0.26%	15.61%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2014	0.00%	108,030	16.527416	1,785,457	0.84%	10.51%
2013	0.00%	149,145	14.955658	2,230,562	0.81%	38.55%
2012	0.00%	110,101	10.794308	1,188,464	1.10%	11.38%
2011	0.00%	118,184	9.691118	1,145,335	0.62%	-3.27%
2010	0.00%	72,005	10.018250	721,364	0.62%	23.56%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2014	0.00%	553,360	14.089818	7,796,742	2.25%	4.48%
2013	0.00%	468,988	13.486224	6,324,877	1.51%	29.65%
2012	0.00%	321,867	10.402170	3,348,115	1.14%	16.22%
2011	0.00%	277,401	8.950086	2,482,763	2.08%	-6.19%
2010	0.00%	163,017	9.540229	1,555,220	0.42%	15.00%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2014	0.00%	403,592	13.947302	5,629,020	2.62%	4.46%
2013	0.00%	330,447	13.351426	4,411,939	1.83%	14.72%
2012	0.00%	304,016	11.638522	3,538,297	1.70%	11.24%
2011	0.00%	255,651	10.462826	2,674,832	2.61%	-1.26%
2010	0.00%	167,231	10.596561	1,772,073	1.07%	10.46%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2014	0.00%	623,239	$14.183683	$8,839,824	2.67%	4.70%
2013	0.00%	573,117	13.546578	7,763,774	1.77%	21.44%
2012	0.00%	483,015	11.154725	5,387,899	1.55%	13.74%
2011	0.00%	392,818	9.807509	3,852,566	2.27%	-3.37%
2010	0.00%	199,390	10.149086	2,023,626	0.76%	12.46%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2014	0.00%	152,786	13.120260	2,004,592	2.58%	3.42%
2013	0.00%	113,279	12.686282	1,437,089	1.92%	5.03%
2012	0.00%	113,944	12.078891	1,376,317	1.94%	7.58%
2011	0.00%	91,097	11.227964	1,022,834	2.80%	1.50%
2010	0.00%	50,764	11.062310	561,567	1.34%	6.87%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2014	0.00%	1,116,884	14.072360	15,717,194	2.62%	4.66%
2013	0.00%	964,838	13.446120	12,973,328	1.86%	17.98%
2012	0.00%	804,383	11.397169	9,167,689	1.62%	12.45%
2011	0.00%	536,603	10.135390	5,438,681	2.36%	-2.25%
2010	0.00%	502,389	10.368348	5,208,944	0.88%	11.42%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2014	0.00%	1,517,067	14.122912	21,425,404	2.75%	4.66%
2013	0.00%	1,263,113	13.494322	17,044,854	1.73%	24.35%
2012	0.00%	1,054,488	10.851463	11,442,738	1.49%	14.67%
2011	0.00%	775,811	9.463303	7,341,735	2.43%	-4.57%
2010	0.00%	541,174	9.916957	5,366,799	0.70%	13.50%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2014	0.00%	188,769	13.718708	2,589,667	2.63%	4.17%
2013	0.00%	157,199	13.169178	2,070,182	1.79%	11.33%
2012	0.00%	162,544	11.828808	1,922,702	2.11%	10.13%
2011	0.00%	85,823	10.740467	921,779	2.81%	-0.28%
2010	0.00%	51,188	10.770841	551,338	1.22%	9.31%
NVIT Core Bond Fund - Class I (NVCBD1)
2014	0.00%	112,469	13.708553	1,541,787	3.02%	5.06%
2013	0.00%	99,762	13.048920	1,301,786	2.59%	-1.91%
2012	0.00%	101,747	13.303193	1,353,560	3.05%	7.75%
2011	0.00%	96,917	12.345910	1,196,529	3.23%	6.59%
2010	0.00%	69,927	11.582155	809,905	2.95%	7.06%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2014	0.00%	100,994	14.821038	1,496,836	2.97%	5.09%
2013	0.00%	26,464	14.103213	373,227	2.21%	-1.77%
2012	0.00%	21,844	14.357681	313,629	2.17%	7.38%
2011	0.00%	26,251	13.370773	350,996	2.65%	6.37%
2010	0.00%	14,090	12.569892	177,110	2.93%	8.35%
NVIT Nationwide Fund - Class I (TRF)
2014	0.00%	43,756	18.844374	824,554	1.16%	12.15%
2013	0.00%	45,891	16.803167	771,114	1.37%	31.10%
2012	0.00%	47,398	12.816934	607,497	1.44%	14.21%
2011	0.00%	52,433	11.221824	588,394	1.09%	0.53%
2010	0.00%	68,854	11.162791	768,603	1.00%	13.45%
NVIT Government Bond Fund - Class I (GBF)
2014	0.00%	91,498	14.647567	1,340,223	1.96%	4.57%
2013	0.00%	97,820	14.007566	1,370,220	2.02%	-4.06%
2012	0.00%	105,154	14.599621	1,535,209	2.42%	3.06%
2011	0.00%	103,949	14.166560	1,472,600	2.84%	7.25%
2010	0.00%	121,105	13.208362	1,599,599	2.80%	4.78%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Growth Fund - Class I (CAF)
2014	0.00%	106,354	$15.108791	$1,606,880	0.40%	11.33%
2013	0.00%	58,806	13.571249	798,071	0.78%	29.74%
2012	0.00%	24,108	10.460376	252,179	1.28%	14.02%
2011	0.00%	1,858	9.174041	17,045	0.62%	-8.26%	5/2/2011
NVIT International Index Fund - Class II (GVIX2)
2014	0.00%	311,118	9.333223	2,903,734	1.80%	-6.67%	4/25/2014
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.00%	181,101	18.681442	3,383,228	1.58%	4.99%
2013	0.00%	222,191	17.794323	3,953,738	1.71%	27.25%
2012	0.00%	234,319	13.984122	3,276,745	1.51%	15.90%
2011	0.00%	249,362	12.065374	3,008,646	1.83%	-3.93%
2010	0.00%	221,749	12.559061	2,784,959	1.64%	14.63%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.00%	51,025	16.733256	853,814	1.66%	4.59%
2013	0.00%	55,874	15.999643	893,964	1.62%	13.42%
2012	0.00%	63,297	14.106085	892,873	1.49%	9.39%
2011	0.00%	75,561	12.895684	974,411	2.16%	0.88%
2010	0.00%	24,978	12.782641	319,285	1.16%	9.81%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	0.00%	116,249	19.114689	2,222,063	1.70%	5.21%
2013	0.00%	122,047	18.167791	2,217,324	1.73%	19.49%
2012	0.00%	128,494	15.203946	1,953,616	1.71%	12.25%
2011	0.00%	118,997	13.544740	1,611,783	2.02%	-0.94%
2010	0.00%	75,852	13.672666	1,037,099	1.22%	12.03%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.00%	67,500	14.835107	1,001,370	1.71%	3.89%
2013	0.00%	81,059	14.279591	1,157,489	1.46%	4.83%
2012	0.00%	119,779	13.621440	1,631,562	1.63%	5.18%
2011	0.00%	124,507	12.951126	1,612,506	2.43%	2.93%
2010	0.00%	87,481	12.582446	1,100,725	2.01%	5.89%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.00%	460,842	17.291036	7,968,436	1.66%	5.18%
2013	0.00%	511,799	16.439292	8,413,613	1.66%	16.63%
2012	0.00%	568,566	14.095613	8,014,286	1.50%	10.81%
2011	0.00%	739,675	12.720302	9,408,889	2.16%	-0.04%
2010	0.00%	518,780	12.725464	6,601,716	1.69%	10.91%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.00%	638,050	18.228907	11,630,954	1.61%	4.96%
2013	0.00%	756,842	17.367971	13,144,810	1.58%	22.38%
2012	0.00%	892,730	14.192188	12,669,792	1.55%	13.76%
2011	0.00%	987,577	12.475556	12,320,572	2.05%	-2.13%
2010	0.00%	761,845	12.746609	9,710,940	1.80%	12.83%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.00%	60,141	16.267765	978,360	1.79%	4.74%
2013	0.00%	64,057	15.531667	994,912	1.73%	10.49%
2012	0.00%	64,118	14.056477	901,273	1.61%	8.04%
2011	0.00%	65,530	13.010443	852,574	2.38%	2.06%
2010	0.00%	34,079	12.747585	434,425	2.04%	8.52%
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	0.00%	199,670	24.844092	4,960,620	1.25%	9.42%
2013	0.00%	143,174	22.705167	3,250,790	1.33%	33.05%
2012	0.00%	96,235	17.065485	1,642,297	1.42%	17.47%
2011	0.00%	52,240	14.527168	758,899	0.81%	-2.54%
2010	0.00%	41,128	14.906376	613,069	1.21%	26.20%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class I (SAM)
2014	0.00%	215,876	$11.482073	$2,478,704	0.00%	0.00%
2013	0.00%	347,049	11.482073	3,984,842	0.00%	0.00%
2012	0.00%	442,103	11.482073	5,076,259	0.00%	0.00%
2011	0.00%	968,748	11.482073	11,123,235	0.00%	0.00%
2010	0.00%	537,380	11.482065	6,170,232	0.00%	0.00%
NVIT Money Market Fund - Class V (SAM5)
2014	0.00%	712,040	10.000000	7,120,400	0.00%	0.00%
2013	0.00%	783,055	10.000000	7,830,550	0.00%	0.00%
2012	0.00%	379,267	10.000000	3,792,670	0.00%	0.00%	4/30/2012
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2014	0.00%	142,155	9.795541	1,392,485	1.06%	-2.04%	4/25/2014
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2014	0.00%	134,160	9.107879	1,221,913	1.81%	-8.92%	4/25/2014
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	0.00%	155,659	16.038508	2,496,538	0.54%	10.44%
2013	0.00%	138,170	14.522943	2,006,635	0.78%	34.74%
2012	0.00%	129,471	10.778503	1,395,504	0.53%	16.35%
2011	0.00%	121,747	9.263525	1,127,806	0.01%	-2.91%
2010	0.00%	112,634	9.540808	1,074,619	0.05%	15.51%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2014	0.00%	81,975	15.226743	1,248,212	1.48%	10.52%
2013	0.00%	55,946	13.777622	770,803	1.62%	35.44%
2012	0.00%	39,748	10.172659	404,343	1.52%	17.81%
2011	0.00%	33,449	8.634796	288,825	1.18%	-5.83%
2010	0.00%	24,511	9.169345	224,750	0.86%	13.05%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	0.00%	134,418	16.103721	2,164,630	0.00%	4.04%
2013	0.00%	126,740	15.479098	1,961,821	0.00%	38.94%
2012	0.00%	123,232	11.140525	1,372,869	0.00%	14.90%
2011	0.00%	139,190	9.695515	1,349,519	0.00%	-4.23%
2010	0.00%	145,695	10.123676	1,474,969	0.00%	26.82%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2014	0.00%	38,643	16.895778	652,904	2.46%	17.15%
2013	0.00%	12,836	14.422090	185,122	1.92%	35.85%
2012	0.00%	4,577	10.616129	48,590	1.98%	6.16%	4/30/2012
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.00%	33,147	19.031857	630,849	1.36%	17.02%
2013	0.00%	36,573	16.263836	594,817	1.29%	35.68%
2012	0.00%	32,170	11.987208	385,628	1.10%	16.35%
2011	0.00%	36,583	10.303092	376,918	0.75%	-2.32%
2010	0.00%	48,371	10.547920	510,213	1.21%	19.63%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.00%	61,051	18.218436	1,112,254	0.00%	2.81%
2013	0.00%	48,365	17.720192	857,037	0.00%	44.29%
2012	0.00%	41,439	12.281082	508,916	0.00%	13.44%
2011	0.00%	36,260	10.826282	392,561	0.00%	-0.65%
2010	0.00%	24,951	10.896900	271,889	0.00%	25.45%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.00%	47,076	21.958373	1,033,712	0.54%	7.02%
2013	0.00%	48,920	20.517613	1,003,722	0.93%	40.40%
2012	0.00%	34,047	14.613759	497,555	0.87%	20.44%
2011	0.00%	32,583	12.133163	395,335	0.38%	-5.07%
2010	0.00%	25,346	12.781169	323,952	0.58%	26.60%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.00%	70,495	$21.290028	$1,500,841	0.18%	0.82%
2013	0.00%	62,947	21.117835	1,329,304	0.14%	40.91%
2012	0.00%	51,451	14.987211	771,107	0.17%	15.50%
2011	0.00%	49,239	12.975667	638,909	0.52%	-5.56%
2010	0.00%	42,779	13.739369	587,756	0.29%	25.32%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.00%	64,007	15.531903	994,151	3.18%	3.88%
2013	0.00%	58,991	14.951255	881,989	3.32%	-1.12%
2012	0.00%	61,728	15.121246	933,404	2.63%	12.25%
2011	0.00%	63,928	13.471066	861,178	4.42%	5.55%
2010	0.00%	53,859	12.763067	687,406	6.95%	10.59%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2014	0.00%	32,592	10.297809	335,626	1.31%	0.77%
2013	0.00%	14,974	10.219266	153,023	1.38%	0.33%
2012	0.00%	2,597	10.185501	26,452	0.61%	1.86%	5/1/2012
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.00%	5,939	11.507465	68,343	0.66%	0.49%
2013	0.00%	10,369	11.450912	118,735	1.03%	0.11%
2012	0.00%	11,270	11.438838	128,916	1.26%	3.52%
2011	0.00%	11,114	11.049485	122,804	1.65%	1.30%
2010	0.00%	9,291	10.907906	101,345	1.33%	2.42%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	0.00%	236,973	24.521987	5,811,049	0.77%	8.80%
2013	0.00%	206,369	22.538634	4,651,275	0.81%	36.70%
2012	0.00%	212,351	16.487341	3,501,103	0.73%	18.68%
2011	0.00%	221,993	13.891692	3,083,858	0.69%	-2.23%
2010	0.00%	224,814	14.209081	3,194,400	0.07%	8.80%
NVIT Investor Destinations Aggressive Fund - Class P (NVIDAP)
2014	0.00%	430,299	14.036700	6,039,978	2.38%	5.13%
2013	0.00%	197,326	13.351127	2,634,524	2.70%	27.39%
2012	0.00%	68,585	10.480208	718,785	2.85%	4.80%	5/1/2012
NVIT Investor Destinations Balanced Fund - Class P (NVDBLP)
2014	0.00%	239,612	12.275419	2,941,338	2.05%	4.69%
2013	0.00%	338,593	11.725179	3,970,064	2.49%	13.63%
2012	0.00%	82,747	10.318307	853,809	3.03%	3.18%	5/1/2012
NVIT Investor Destinations Capital Appreciation Fund - Class P (NVDCAP)
2014	0.00%	229,581	13.107129	3,009,148	2.31%	5.36%
2013	0.00%	144,799	12.440331	1,801,347	2.50%	19.69%
2012	0.00%	67,377	10.393923	700,311	2.06%	3.94%	5/1/2012
NVIT Investor Destinations Conservative Fund - Class P (NVIDCP)
2014	0.00%	153,730	11.168880	1,716,992	2.26%	4.08%
2013	0.00%	109,569	10.731007	1,175,786	2.47%	4.96%
2012	0.00%	71,938	10.223989	735,493	2.71%	2.24%	5/1/2012
NVIT Investor Destinations Moderate Fund - Class P (NVIDMP)
2014	0.00%	955,139	12.731181	12,160,047	2.17%	5.31%
2013	0.00%	680,674	12.089743	8,229,174	2.19%	16.78%
2012	0.00%	493,352	10.352458	5,107,406	2.43%	3.52%	5/1/2012
NVIT Investor Destinations Moderately Aggressive Fund - Class P (NVDMAP)
2014	0.00%	1,619,407	13.450530	21,781,882	2.23%	5.11%
2013	0.00%	1,028,463	12.797031	13,161,273	2.81%	22.56%
2012	0.00%	479,702	10.441771	5,008,938	3.48%	4.42%	5/1/2012
NVIT Investor Destinations Moderately Conservative Fund - Class P (NVDMCP)
2014	0.00%	74,587	11.935618	890,242	2.69%	4.88%
2013	0.00%	33,484	11.380678	381,071	2.62%	10.68%
2012	0.00%	14,656	10.282822	150,705	2.68%	2.83%	5/1/2012

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2014	0.00%	51,746	$16.010507	$828,480	3.69%	-8.15%
2013	0.00%	51,705	17.430436	901,241	1.95%	20.09%
2012	0.00%	51,280	14.513999	744,278	2.53%	19.56%
2011	0.00%	51,221	12.139096	621,777	2.61%	-12.43%
2010	0.00%	60,073	13.861453	832,699	2.01%	6.35%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2014	0.00%	82,984	19.352166	1,605,920	1.87%	9.17%
2013	0.00%	65,274	17.726903	1,157,106	0.00%	35.64%
2012	0.00%	64,080	13.069162	837,472	1.28%	18.46%
2011	0.00%	66,544	11.032149	734,123	1.34%	-2.32%
2010	0.00%	61,272	11.294732	692,051	1.57%	15.77%
NVIT Real Estate Fund - Class I (NVRE1)
2014	0.00%	497,732	15.751218	7,839,885	3.25%	28.88%
2013	0.00%	438,421	12.221280	5,358,066	1.73%	3.05%
2012	0.00%	324,894	11.860098	3,853,275	1.14%	15.79%
2011	0.00%	291,930	10.243095	2,990,267	0.92%	6.50%
2010	0.00%	235,145	9.617905	2,261,602	2.04%	30.18%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2014	0.00%	2,410	11.822850	28,493	2.57%	3.34%
2013	0.00%	1,092	11.440971	12,494	2.26%	14.41%	5/1/2013
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2014	0.00%	50,922	11.485747	584,877	4.29%	2.09%
2013	0.00%	821	11.250907	9,237	5.22%	12.51%	5/1/2013
NVIT Small Cap Index Fund Class II (NVSIX2)
2014	0.00%	89,884	13.257084	1,191,600	1.19%	4.55%
2013	0.00%	36,792	12.679935	466,520	2.64%	26.80%	5/1/2013
NVIT S&P 500 Index Fund Class I (GVEX1)
2014	0.00%	384,476	13.417375	5,158,659	2.94%	13.36%
2013	0.00%	137,283	11.835951	1,624,875	4.33%	18.36%	5/1/2013
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2014	0.00%	49,812	10.635520	529,777	1.10%	3.00%
2013	0.00%	24,676	10.326215	254,810	1.18%	3.26%	5/1/2013
TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)
2014	0.00%	66,382	11.041111	732,931	1.64%	1.18%
2013	0.00%	4,285	10.911941	46,758	0.56%	9.12%	5/1/2013
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2014	0.00%	39,788	10.951171	435,725	1.43%	2.75%
2013	0.00%	12,476	10.658086	132,970	1.11%	6.58%	5/1/2013
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2014	0.00%	161,166	18.620345	3,000,967	0.71%	9.20%
2013	0.00%	130,573	17.051891	2,226,517	0.65%	38.06%
2012	0.00%	101,925	12.351287	1,258,905	0.55%	18.75%
2011	0.00%	90,310	10.401302	939,342	0.46%	-8.39%
2010	0.00%	64,559	11.353901	732,996	0.37%	26.91%
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.00%	42,382	14.612465	619,305	1.27%	3.30%
2013	0.00%	48,973	14.145691	692,757	1.65%	-8.48%
2012	0.00%	65,923	15.456223	1,018,921	2.37%	7.39%
2011	0.00%	67,889	14.393172	977,138	3.78%	11.74%
2010	0.00%	35,291	12.880459	454,564	1.59%	5.12%
VP Mid Cap Value Fund - Class I (ACVMV1)
2014	0.00%	103,996	27.298795	2,838,965	1.18%	16.42%
2013	0.00%	103,011	23.448028	2,415,405	1.22%	30.11%
2012	0.00%	105,555	18.021035	1,902,210	2.04%	16.33%
2011	0.00%	98,933	15.491583	1,532,629	1.36%	-0.69%
2010	0.00%	86,985	15.599747	1,356,944	2.48%	19.25%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.00%	192,081	$23.547077	$4,522,946	0.56%	5.12%
2013	0.00%	175,641	22.399858	3,934,333	0.98%	40.71%
2012	0.00%	148,982	15.918768	2,371,610	0.39%	15.74%
2011	0.00%	104,318	13.753744	1,434,763	0.54%	0.56%
2010	0.00%	80,099	13.676760	1,095,495	0.49%	25.83%
Appreciation Portfolio - Initial Shares (DCAP)
2014	0.00%	70,791	20.527931	1,453,193	1.86%	8.09%
2013	0.00%	71,016	18.991242	1,348,682	1.98%	21.10%
2012	0.00%	64,464	15.681894	1,010,918	3.54%	10.43%
2011	0.00%	33,998	14.200755	482,797	1.31%	9.01%
2010	0.00%	14,077	13.026837	183,379	0.89%	15.32%
Quality Bond Fund II - Primary Shares (FQB)
2014	0.00%	11,590	15.837964	183,562	2.98%	3.79%
2013	0.00%	5,666	15.259177	86,458	3.82%	1.03%
2012	0.00%	3,990	15.102866	60,260	3.95%	9.72%
2011	0.00%	4,486	13.764662	61,748	5.84%	2.27%
2010	0.00%	10,068	13.458845	135,504	4.50%	8.50%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2014	0.00%	334,708	19.788975	6,623,528	0.76%	-12.76%
2013	0.00%	255,548	22.684649	5,797,017	0.80%	24.15%
2012	0.00%	209,550	18.272664	3,829,037	0.90%	4.73%
2011	0.00%	155,382	17.446617	2,710,890	1.00%	-5.20%
2010	0.00%	96,805	18.403422	1,781,543	0.45%	19.16%
VIP Equity-Income Portfolio - Service Class (FEIS)
2014	0.00%	274,895	18.408272	5,060,342	3.05%	8.65%
2013	0.00%	238,428	16.943247	4,039,744	2.67%	28.01%
2012	0.00%	207,000	13.235742	2,739,799	3.61%	17.19%
2011	0.00%	140,019	11.294505	1,581,445	2.72%	0.86%
2010	0.00%	111,065	11.198307	1,243,740	2.06%	15.09%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2014	0.00%	74,734	17.810892	1,331,079	1.58%	4.35%
2013	0.00%	60,427	17.068509	1,031,399	1.61%	13.39%
2012	0.00%	45,496	15.052634	684,835	2.25%	11.69%
2011	0.00%	29,950	13.477731	403,658	2.38%	-0.28%
2010	0.00%	17,629	13.516167	238,277	4.49%	12.74%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2014	0.00%	132,142	18.459232	2,439,240	1.65%	4.66%
2013	0.00%	125,691	17.636606	2,216,763	1.93%	15.95%
2012	0.00%	104,144	15.209948	1,584,025	2.10%	13.19%
2011	0.00%	79,227	13.437783	1,064,635	2.17%	-1.12%
2010	0.00%	62,287	13.590648	846,521	2.73%	14.52%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2014	0.00%	309,117	19.265178	5,955,194	1.54%	4.86%
2013	0.00%	283,709	18.372029	5,212,310	1.64%	21.50%
2012	0.00%	284,545	15.121452	4,302,734	2.24%	15.48%
2011	0.00%	233,843	13.094199	3,061,987	2.18%	-2.70%
2010	0.00%	192,800	13.457007	2,594,511	2.86%	16.00%
VIP Growth Portfolio - Service Class (FGS)
2014	0.00%	260,884	21.251601	5,544,203	0.11%	11.19%
2013	0.00%	187,989	19.113196	3,593,071	0.21%	36.20%
2012	0.00%	166,338	14.032884	2,334,202	0.50%	14.54%
2011	0.00%	167,714	12.250993	2,054,663	0.29%	0.14%
2010	0.00%	143,625	12.233728	1,757,069	0.20%	24.06%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2014	0.00%	261,925	$15.691555	$4,110,011	2.34%	5.75%
2013	0.00%	274,240	14.837811	4,069,121	2.31%	-1.89%
2012	0.00%	233,628	15.123559	3,533,287	2.56%	5.77%
2011	0.00%	185,083	14.298667	2,646,440	3.31%	7.21%
2010	0.00%	181,403	13.337306	2,419,427	3.61%	7.68%
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.00%	300,104	25.298801	7,592,271	0.17%	6.20%
2013	0.00%	275,346	23.822626	6,559,465	0.43%	36.06%
2012	0.00%	264,029	17.508699	4,622,804	0.55%	14.75%
2011	0.00%	250,328	15.258073	3,819,523	0.16%	-10.72%
2010	0.00%	203,373	17.089422	3,475,527	0.30%	28.70%
VIP Overseas Portfolio - Service Class R (FOSR)
2014	0.00%	121,476	16.555209	2,011,061	1.30%	-8.18%
2013	0.00%	113,452	18.029345	2,045,465	1.43%	30.30%
2012	0.00%	101,255	13.836689	1,401,034	1.93%	20.67%
2011	0.00%	102,506	11.466618	1,175,397	1.34%	-17.30%
2010	0.00%	96,609	13.865532	1,339,535	1.35%	13.01%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	0.00%	1,242	20.702453	25,712	0.98%	6.69%
2013	0.00%	1,183	19.403838	22,955	0.87%	30.44%
2012	0.00%	1,114	14.875151	16,571	0.47%	27.10%
2011	0.00%	1,453	11.703406	17,005	0.91%	-8.85%
2010	0.00%	1,624	12.839377	20,851	0.23%	26.45%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2014	0.00%	48,719	17.195058	837,726	4.99%	4.62%
2013	0.00%	54,549	16.436367	896,587	6.44%	13.94%
2012	0.00%	63,064	14.425332	909,719	6.34%	12.65%
2011	0.00%	76,362	12.805162	977,828	5.46%	2.38%
2010	0.00%	50,753	12.507001	634,768	6.68%	12.67%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2014	0.00%	3,832	21.166833	81,111	1.33%	9.01%
2013	0.00%	3,483	19.418079	67,633	1.85%	30.05%
2012	0.00%	2,903	14.931124	43,345	1.79%	12.18%
2011	0.00%	3,610	13.310500	48,051	1.74%	6.29%
2010	0.00%	3,873	12.522488	48,500	1.82%	20.94%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2014	0.00%	135,847	22.554204	3,063,921	0.85%	0.88%
2013	0.00%	152,465	22.356784	3,408,627	1.49%	36.50%
2012	0.00%	158,909	16.378036	2,602,617	1.01%	18.75%
2011	0.00%	142,501	13.791811	1,965,347	0.86%	-3.53%
2010	0.00%	151,664	14.296027	2,168,193	0.92%	28.49%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2014	0.00%	50,660	9.429267	477,687	1.57%	-5.71%	4/30/2014
Templeton Foreign Securities Fund - Class 2 (TIF2)
2014	0.00%	69,093	8.734905	603,521	2.03%	-12.65%	4/30/2014
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2014	0.00%	193,513	10.085726	1,951,719	5.54%	0.86%	4/30/2014
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.00%	100,715	13.816935	1,391,573	2.78%	2.85%
2013	0.00%	103,801	13.434293	1,394,493	11.97%	23.77%
2012	0.00%	110,914	10.854248	1,203,888	2.99%	15.33%
2011	0.00%	135,719	9.411247	1,277,285	0.01%	-1.54%
2010	0.00%	96,251	9.558606	920,025	3.75%	10.25%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2014	0.00%	55,145	$12.158206	$670,464	1.73%	0.61%
2013	0.00%	74,467	12.084498	899,896	2.43%	0.62%
2012	0.00%	56,081	12.010417	673,556	2.97%	4.61%
2011	0.00%	52,488	11.481642	602,648	3.30%	0.29%
2010	0.00%	46,253	11.448574	529,531	5.59%	5.29%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2014	0.00%	1,750	16.125426	28,219	0.00%	3.47%
2013	0.00%	1,218	15.584477	18,982	0.00%	45.83%
2012	0.00%	1,467	10.686505	15,677	0.00%	8.82%
2011	0.00%	2,090	9.820243	20,524	0.00%	-1.06%
2010	0.00%	1,901	9.925489	18,868	0.00%	19.61%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2014	0.00%	8,644	21.612376	186,817	0.39%	10.38%
2013	0.00%	8,706	19.579689	170,461	0.69%	37.60%
2012	0.00%	10,873	14.229173	154,714	0.23%	10.98%
2011	0.00%	10,926	12.821427	140,087	0.32%	-3.08%
2010	0.00%	12,033	13.228911	159,183	0.02%	22.85%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.00%	181,521	15.055995	2,732,979	1.12%	2.29%
International Growth Fund/VA - Non-Service Shares (OVIG)
2014	0.00%	5,259	9.101050	47,862	0.26%	-8.99%	5/1/2014
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	0.00%	114,266	20.157263	2,303,290	0.75%	10.70%
2013	0.00%	73,971	18.208403	1,346,894	1.08%	31.77%
2012	0.00%	65,549	13.818055	905,760	0.95%	16.87%
2011	0.00%	66,235	11.823344	783,119	0.87%	-0.01%
2010	0.00%	78,508	11.825046	928,361	1.11%	16.11%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2014	0.00%	66,904	24.900127	1,665,918	0.84%	11.93%
2013	0.00%	77,262	22.245495	1,718,731	0.97%	41.01%
2012	0.00%	65,423	15.775303	1,032,068	0.58%	17.99%
2011	0.00%	55,965	13.370383	748,273	0.44%	-2.21%
2010	0.00%	34,302	13.672847	469,006	0.48%	23.41%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2014	0.00%	45,104	10.454655	471,547	2.70%	2.84%
2013	0.00%	18,724	10.166070	190,349	4.57%	-0.13%
2012	0.00%	11,313	10.179532	115,161	0.00%	1.80%	10/26/2012
All Asset Portfolio - Administrative Class (PMVAAA)
2014	0.00%	43,417	10.801484	468,968	5.66%	0.47%
2013	0.00%	23,803	10.750545	255,895	4.60%	0.27%
2012	0.00%	3,907	10.721257	41,888	5.97%	7.21%	5/1/2012
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2014	0.00%	15,319	7.430399	113,826	0.42%	-25.70%	5/1/2014
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2014	0.00%	71,102	12.906565	917,683	2.10%	0.40%
2013	0.00%	73,260	12.854946	941,753	1.79%	-6.47%
2012	0.00%	66,644	13.744711	916,003	5.46%	5.50%
2011	0.00%	62,395	13.028098	812,888	2.01%	8.52%
2010	0.00%	36,138	12.004915	433,834	1.40%	9.48%
Low Duration Portfolio - Administrative Class (PMVLDA)
2014	0.00%	311,781	12.536937	3,908,779	1.14%	0.85%
2013	0.00%	261,520	12.431406	3,251,061	1.43%	-0.13%
2012	0.00%	197,839	12.447911	2,462,682	1.88%	5.86%
2011	0.00%	137,574	11.759209	1,617,761	1.68%	1.11%
2010	0.00%	112,919	11.630295	1,313,281	1.76%	5.29%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Total Return Portfolio - Administrative Class (PMVTRA)
2014	0.00%	293,604	$11.325989	$3,325,356	2.35%	4.27%
2013	0.00%	192,991	10.862084	2,096,284	2.21%	-1.96%
2012	0.00%	100,954	11.078738	1,118,443	2.52%	9.60%
2011	0.00%	34,195	10.108298	345,653	1.64%	1.08%	4/29/2011
VI American Franchise Fund - Series I Shares (ACEG)
2014	0.00%	2,173	14.816518	32,196	0.04%	8.44%
2013	0.00%	2,173	13.663384	29,691	0.45%	40.14%
2012	0.00%	2,248	9.750071	21,918	0.00%	-2.50%	4/27/2012
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2014	0.00%	12,437	13.533238	168,313	0.04%	4.43%
2013	0.00%	10,303	12.958594	133,512	0.81%	28.81%
2012	0.00%	2,828	10.059945	28,450	0.05%	0.60%	5/1/2012
Variable Fund - Multi-Hedge Strategies (RVARS)
2014	0.00%	23,012	10.461335	240,736	0.00%	4.66%
2013	0.00%	11,245	9.995608	112,401	0.00%	-0.04%	5/1/2013
Blue Chip Growth Portfolio - II (TRBCG2)
2011	0.00%	14	13.304880	186	0.00%	1.36%
2010	0.00%	14	13.126208	184	0.00%	16.00%
Health Sciences Fund, Inc. (TRHS)
2012	0.00%	66,964	10.977649	735,107	0.51%	9.78%	5/1/2012
T. Rowe Price Health Sciences Portfolio (TRHSP)
2014	0.00%	306,853	21.830967	6,698,898	0.00%	31.57%
2013	0.00%	176,380	16.593148	2,926,699	0.00%	50.86%
Health Sciences Portfolio - II (TRHS2)
2014	0.00%	53,615	30.377400	1,628,684	0.00%	31.22%
2013	0.00%	55,307	23.149472	1,280,328	0.00%	50.51%
2012	0.00%	46,191	15.380592	710,445	0.00%	31.00%
2011	0.00%	22,768	11.741045	267,320	0.00%	10.39%
2010	0.00%	1,253	10.636434	13,327	0.00%	6.36%	5/3/2010
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.00%	247,769	8.782543	2,176,042	0.08%	-19.10%
2013	0.00%	195,493	10.856355	2,122,341	0.63%	10.53%
2012	0.00%	162,561	9.821731	1,596,630	0.66%	-1.78%	4/30/2012
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2014	0.00%	680	10.359961	7,045	1.15%	3.60%	5/1/2014
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2014	0.00%	8,102	10.349800	83,854	1.40%	3.50%	5/1/2014
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.00%	788,389	13.582583	10,708,359	0.47%	-5.26%
2013	0.00%	638,838	14.337359	9,159,250	1.26%	25.13%
2012	0.00%	555,210	11.457862	6,361,520	1.07%	19.18%
2011	0.00%	432,850	9.614262	4,161,533	0.94%	-7.21%
2010	0.00%	322,433	10.360806	3,340,666	1.01%	8.67%
Variable Insurance Portfolios - Balanced (WRBP)
2014	0.00%	20,054	17.145059	343,827	0.85%	7.57%
2013	0.00%	13,424	15.937799	213,949	1.43%	23.70%
2012	0.00%	11,437	12.884509	147,360	1.59%	11.74%
2011	0.00%	10,293	11.530280	118,681	1.51%	3.31%
2010	0.00%	6,810	11.160539	76,003	1.86%	17.11%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Bond (WRBDP)
2014	0.00%	57,305	$13.441746	$770,279	3.81%	4.34%
2013	0.00%	51,425	12.883039	662,510	3.41%	-2.09%
2012	0.00%	46,221	13.158067	608,179	3.06%	5.78%
2011	0.00%	44,338	12.439097	551,525	2.65%	7.31%
2010	0.00%	25,441	11.592060	294,914	2.78%	6.04%
Variable Insurance Portfolios - Core Equity (WRCEP)
2014	0.00%	35,630	19.348082	689,372	0.49%	9.68%
2013	0.00%	33,450	17.640745	590,083	0.54%	33.51%
2012	0.00%	30,575	13.213109	403,991	0.57%	18.60%
2011	0.00%	26,876	11.140721	299,418	0.36%	1.66%
2010	0.00%	19,900	10.958527	218,075	0.91%	20.89%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2014	0.00%	44,520	15.429116	686,904	1.16%	9.84%
2013	0.00%	41,681	14.046982	585,492	1.57%	29.61%
2012	0.00%	37,979	10.837657	411,603	1.02%	13.18%
2011	0.00%	31,275	9.575854	299,485	0.99%	-4.69%
2010	0.00%	21,311	10.047011	214,112	0.98%	16.37%
Variable Insurance Portfolios - Energy (WRENG)
2014	0.00%	27,758	9.913051	275,166	0.00%	-10.56%
2013	0.00%	23,693	11.083469	262,601	0.00%	27.76%
2012	0.00%	20,080	8.675429	174,203	0.00%	1.38%
2011	0.00%	16,741	8.557685	143,264	0.00%	-9.08%
2010	0.00%	10,177	9.412267	95,789	0.26%	21.96%
Variable Insurance Portfolios - Global Bond (WRGBP)
2014	0.00%	5,281	10.783960	56,950	2.14%	0.18%
2013	0.00%	3,428	10.764123	36,899	0.00%	1.74%
2012	0.00%	1,475	10.579608	15,605	4.19%	6.41%
2011	0.00%	209	9.942236	2,078	2.54%	-0.58%	5/2/2011
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2014	0.00%	86,252	6.393729	551,472	0.00%	-13.04%
2013	0.00%	75,192	7.352106	552,820	0.00%	7.80%
2012	0.00%	67,369	6.820009	459,457	0.00%	1.88%
2011	0.00%	53,476	6.693839	357,960	0.00%	-21.45%
2010	0.00%	37,409	8.521264	318,772	0.00%	17.06%
Variable Insurance Portfolios - Growth (WRGP)
2014	0.00%	37,725	17.809323	671,857	0.40%	11.81%
2013	0.00%	32,495	15.928039	517,582	0.42%	36.46%
2012	0.00%	27,890	11.672462	325,545	0.06%	12.74%
2011	0.00%	22,699	10.353045	235,004	0.38%	2.12%
2010	0.00%	15,030	10.137791	152,371	0.54%	12.58%
Variable Insurance Portfolios - High Income (WRHIP)
2014	0.00%	175,721	18.946076	3,329,223	4.46%	1.90%
2013	0.00%	132,052	18.591996	2,455,110	4.37%	10.50%
2012	0.00%	60,663	16.825504	1,020,686	4.88%	18.64%
2011	0.00%	33,773	14.181907	478,966	7.39%	5.26%
2010	0.00%	23,825	13.473317	321,002	6.56%	14.86%
Variable Insurance Portfolios - International Growth (WRIP)
2014	0.00%	39,416	12.997361	512,304	2.08%	0.96%
2013	0.00%	34,299	12.874330	441,577	0.88%	19.23%
2012	0.00%	30,222	10.798303	326,346	1.86%	18.05%
2011	0.00%	26,355	9.147083	241,071	0.40%	-7.32%
2010	0.00%	18,448	9.869648	182,075	0.91%	14.79%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - International Core Equity (WRI2P)
2014	0.00%	33,062	$13.464451	$445,162	2.46%	1.44%
2013	0.00%	29,839	13.272857	396,049	1.57%	24.91%
2012	0.00%	25,325	10.625791	269,098	2.23%	13.33%
2011	0.00%	20,198	9.376216	189,381	1.51%	-13.88%
2010	0.00%	11,781	10.887910	128,270	1.16%	14.09%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2014	0.00%	1,038	10.604414	11,007	0.61%	0.97%
2013	0.00%	636	10.502023	6,679	0.00%	-0.54%
2012	0.00%	371	10.558809	3,917	4.82%	3.37%
2011	0.00%	280	10.214380	2,860	1.35%	2.14%	5/2/2011
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2014	0.00%	14,079	19.686415	277,165	0.00%	-1.74%
2013	0.00%	15,170	20.035039	303,932	0.00%	57.28%
2012	0.00%	11,883	12.738305	151,369	0.00%	11.84%
2011	0.00%	11,165	11.389527	127,164	0.00%	-7.01%
2010	0.00%	5,677	12.248345	69,534	0.00%	40.85%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2014	0.00%	76,723	22.337726	1,713,817	0.00%	7.87%
2013	0.00%	47,242	20.708088	978,291	0.00%	29.94%
2012	0.00%	22,045	15.937035	351,332	0.00%	13.56%
2011	0.00%	16,798	14.033982	235,743	0.01%	-0.56%
2010	0.00%	8,350	14.112979	117,843	0.03%	31.56%
Variable Insurance Portfolios - Money Market (WRMMP)
2014	0.00%	24,098	10.187534	245,499	0.02%	0.02%
2013	0.00%	14,649	10.185407	149,206	0.02%	0.02%
2012	0.00%	14,133	10.183309	143,921	0.02%	0.02%
2011	0.00%	24,608	10.181228	250,540	0.02%	0.02%
2010	0.00%	14,780	10.179140	150,448	0.08%	0.08%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2014	0.00%	54,841	16.015399	878,300	0.83%	4.86%
2013	0.00%	47,599	15.273325	726,995	1.25%	27.13%
2012	0.00%	40,847	12.014045	490,738	0.88%	12.18%
2011	0.00%	32,692	10.709183	350,105	1.14%	-4.15%
2010	0.00%	21,892	11.173084	244,601	1.08%	15.53%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2014	0.00%	22,646	14.193411	321,424	1.06%	3.39%
2013	0.00%	20,523	13.727902	281,738	1.68%	14.75%
2012	0.00%	27,757	11.963796	332,079	0.87%	6.95%
2011	0.00%	21,691	11.186358	242,643	0.65%	0.75%
2010	0.00%	8,520	11.103054	94,598	0.41%	9.38%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2014	0.00%	194,879	15.210754	2,964,257	1.01%	4.24%
2013	0.00%	180,214	14.592493	2,629,772	1.11%	20.83%
2012	0.00%	161,633	12.076585	1,951,975	0.90%	9.53%
2011	0.00%	133,499	11.025710	1,471,921	0.99%	-1.46%
2010	0.00%	79,043	11.189027	884,414	0.64%	12.63%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2014	0.00%	233,464	15.657977	3,655,574	0.99%	4.61%
2013	0.00%	203,816	14.967420	3,050,600	1.13%	23.81%
2012	0.00%	181,186	12.088618	2,190,288	0.75%	10.82%
2011	0.00%	145,920	10.908819	1,591,815	0.77%	-3.02%
2010	0.00%	83,892	11.248161	943,631	0.73%	14.46%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2014	0.00%	28,051	$14.750724	$413,773	0.95%	3.88%
2013	0.00%	25,181	14.199940	357,569	1.28%	17.71%
2012	0.00%	21,739	12.063812	262,255	0.87%	8.41%
2011	0.00%	15,092	11.127860	167,942	0.98%	0.00%
2010	0.00%	4,973	11.128058	55,340	0.87%	10.97%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2014	0.00%	16,165	16.843795	272,280	0.99%	30.17%
2013	0.00%	13,656	12.940296	176,713	1.28%	1.13%
2012	0.00%	11,755	12.795640	150,413	0.76%	17.72%
2011	0.00%	10,913	10.869843	118,623	0.71%	5.01%
2010	0.00%	4,581	10.351416	47,420	1.61%	28.51%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2014	0.00%	49,900	23.277961	1,161,570	0.00%	2.91%
2013	0.00%	45,529	22.619564	1,029,846	0.00%	56.38%
2012	0.00%	45,799	14.464041	662,439	0.00%	27.83%
2011	0.00%	36,686	11.315053	415,104	0.00%	-5.77%
2010	0.00%	27,320	12.007564	328,047	0.00%	12.75%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2014	0.00%	24,056	16.976774	408,393	0.00%	1.59%
2013	0.00%	20,355	16.710278	340,138	0.00%	43.36%
2012	0.00%	18,864	11.656224	219,883	0.00%	5.16%
2011	0.00%	15,955	11.083753	176,841	0.00%	-10.60%
2010	0.00%	11,308	12.398273	140,200	0.00%	28.85%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2014	0.00%	14,649	19.241023	281,862	0.09%	7.05%
2013	0.00%	14,244	17.974409	256,027	0.84%	33.53%
2012	0.00%	13,416	13.461143	180,595	0.41%	18.63%
2011	0.00%	11,213	11.346891	127,233	0.48%	-12.79%
2010	0.00%	11,553	13.010697	150,313	0.06%	26.41%
Variable Insurance Portfolios - Value (WRVP)
2014	0.00%	13,733	19.372751	266,046	1.06%	10.94%
2013	0.00%	12,223	17.461722	213,435	0.78%	35.34%
2012	0.00%	9,976	12.902542	128,716	1.28%	18.88%
2011	0.00%	7,479	10.853362	81,172	0.74%	-7.32%
2010	0.00%	5,245	11.710184	61,420	0.82%	18.71%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2014	0.00%	39,011	25.389071	990,453	0.00%	-1.88%
2013	0.00%	34,700	25.874760	897,854	0.00%	50.23%
2012	0.00%	34,776	17.223573	598,967	0.00%	7.87%
2011	0.00%	23,838	15.966729	380,615	0.00%	-4.60%
2010	0.00%	17,571	16.735960	294,068	0.00%	26.77%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.00%	112,470	20.707226	2,328,942	1.30%	27.34%
2012	0.00%	76,759	16.261792	1,248,239	2.04%	21.23%
2011	0.00%	67,220	13.414448	901,719	1.17%	-8.27%
2010	0.00%	57,376	14.623513	839,039	1.30%	15.97%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	22,379	10.352942	231,688	0.00%	-8.81%
2010	0.00%	1,811	11.352948	20,560	0.00%	13.53%	5/3/2010
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.00%	312,148	10.783470	3,366,039	0.39%	-32.33%
2010	0.00%	226,274	15.936367	3,605,986	0.56%	25.03%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.00%	32,076	$19.119582	$613,280	1.92%	-0.97%
2012	0.00%	33,786	19.307248	652,315	1.41%	13.16%
2011	0.00%	32,654	17.062376	557,155	0.91%	-15.86%
2010	0.00%	33,975	20.278309	688,956	1.73%	17.51%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.00%	39,434	18.236527	719,139	2.49%	22.98%
2012	0.00%	30,190	14.829007	447,688	2.98%	18.30%
2011	0.00%	31,393	12.534749	393,503	1.69%	-10.68%
2010	0.00%	31,120	14.033220	436,714	1.66%	8.41%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.00%	108,142	20.700503	2,238,594	4.83%	1.64%
2012	0.00%	122,910	20.367363	2,503,353	6.60%	15.06%
2011	0.00%	116,885	17.701343	2,069,021	5.69%	-0.83%
2010	0.00%	51,427	17.849519	917,947	1.21%	14.38%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	182,265	18.202636	3,317,703	6.89%	6.94%
2012	0.00%	173,239	17.021800	2,948,840	9.26%	14.71%
2011	0.00%	131,352	14.839228	1,949,162	8.09%	3.81%
2010	0.00%	67,173	14.295077	960,243	9.58%	13.16%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.00%	273,011	19.481483	5,318,659	1.29%	0.75%
2012	0.00%	197,380	19.336082	3,816,556	0.60%	17.24%
2011	0.00%	126,017	16.493303	2,078,437	0.76%	-22.39%
2010	0.00%	103,153	21.252025	2,192,210	0.08%	16.21%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.00%	42,501	11.518720	489,557	0.62%	17.81%
2012	0.00%	22,851	9.777129	223,417	1.00%	15.58%
2011	0.00%	12,503	8.459397	105,768	1.98%	-15.41%	5/2/2011
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	2,273	9.768863	22,205	0.14%	-7.91%
2010	0.00%	2,174	10.607978	23,062	0.75%	15.49%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	6,940	11.911516	82,666	0.00%	-7.16%
2010	0.00%	7,294	12.830002	93,582	0.00%	18.78%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.00%	69,734	9.962653	694,736	0.49%	-16.40%
2010	0.00%	15,955	11.916501	190,128	0.00%	19.17%	5/3/2010
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013	0.00%	260,837	11.841416	3,088,679	2.87%	21.27%
2012	0.00%	224,653	9.764428	2,193,608	3.43%	18.29%
2011	0.00%	107,284	8.254444	885,570	2.75%	-12.72%
2010	0.00%	72,715	9.456969	687,664	2.47%	7.54%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.00%	98,964	12.166606	1,204,056	1.39%	21.34%
2012	0.00%	74,182	10.026765	743,805	0.66%	15.78%
2011	0.00%	71,965	8.660251	623,235	1.25%	-9.37%
2010	0.00%	86,794	9.555175	829,332	0.76%	14.04%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.00%	90,865	12.775201	1,160,819	2.30%	21.42%
2012	0.00%	92,893	10.521355	977,360	0.44%	17.24%
2011	0.00%	76,483	8.974574	686,402	2.00%	-16.11%
2010	0.00%	68,742	10.698362	735,427	2.55%	6.11%

(Continued)

NW Vl Separate Account G NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.00%	4,465	$12.359941	$55,187	6.41%	8.24%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.00%	670	14.935320	10,007	1.36%	11.36%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.00%	27,428	2.908819	79,783	8.50%	-1.88%
2010	0.00%	25,362	2.964546	75,187	6.29%	14.68%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.00%	378	3.367180	1,273	9.33%	-2.34%
2010	0.00%	439	3.447769	1,514	6.37%	14.81%

2014	Contract owners equity:				$448,131,939
2013	Contract owners equity:				$353,512,339
2012	Contract owners equity:				$236,930,965
2011	Contract owners equity:				$168,673,454
2010	Contract owners equity:				$130,554,358

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.